UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-10427
                                   ------------


                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota      55474
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     10/31
                         --------------
Date of reporting period:     4/30
                         --------------

Semiannual Report

                                                          RIVERSOURCE [LOGO](SM)
                                                                 INVESTMENTS

RIVERSOURCE(SM)
INTERNATIONAL AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE
PERIOD ENDED APRIL 30, 2006

> RIVERSOURCE INTERNATIONAL AGGRESSIVE
  GROWTH FUND SEEKS TO PROVIDE
  SHAREHOLDERS WITH LONG-TERM
  CAPITAL GROWTH.

--------------------------------------------------------------------------------

TABLE OF CONTENTS


Fund Snapshot..................................................................2

Performance Summary............................................................4

Questions & Answers with Portfolio Management..................................6

Investments in Securities.....................................................10

Financial Statements..........................................................21

Notes to Financial Statements.................................................24

Fund Expenses Example.........................................................38

Approval of Investment Management Services Agreement..........................40

Proxy Voting..................................................................41

Results of Meeting of Shareholders............................................42

                   [Dalbar LOGO]

      RiverSource Funds' shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


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1 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
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

FUND SNAPSHOT

                                AT APRIL 30, 2006

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

COLUMBIA WANGER ASSET MANAGEMENT, L.P.

PORTFOLIO MANAGERS                              SINCE         YEARS IN INDUSTRY
Zachary Egan, CFA                                5/03                  6
Louis Mendes, CFA                                5/03                 14

PRINCIPAL GLOBAL INVESTORS, LLC

PORTFOLIO MANAGERS                              SINCE         YEARS IN INDUSTRY
John Pihlblad, CFA                               4/06                 29
Steven Larson, CFA                               4/06                 14

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide shareholders with long-term  capital growth.

Inception dates by class

A: 9/28/01      B: 9/28/01       C: 9/28/01       I: 3/4/04         Y: 9/28/01

Ticker symbols by class

A: AXGAX        B: APIBX         C: --            I: AIGGX          Y: --

Total net assets                                                  $468.6 million

Number of holdings                                                           368

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
--------------------------------------------------------------------------------

Percentage of portfolio assets

 GlaxoSmithKline (United Kingdom)                                          1.2%
--------------------------------------------------------------------------------
 BP (United Kingdom)                                                       1.0
--------------------------------------------------------------------------------
 Total (France)                                                            0.9
--------------------------------------------------------------------------------
 Mitsubishi UFJ Financial Group (Japan)                                    0.9
--------------------------------------------------------------------------------
 Tullow Oil (United Kingdom)                                               0.9
--------------------------------------------------------------------------------
 Royal Dutch Shell Series A (Netherlands)                                  0.8
--------------------------------------------------------------------------------
 Fugro (Netherlands)                                                       0.8
--------------------------------------------------------------------------------
 Toyota Motor (Japan)                                                      0.8
--------------------------------------------------------------------------------
 Sanofi-Aventis (France)                                                   0.7
--------------------------------------------------------------------------------
 USG People (Netherlands)                                                  0.7
--------------------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Investment products involve risks including possible loss of principal and fluctuation in value.

Stocks of small- and mid-capitalization companies involve substantial risk. Historically, these stocks have experienced greater price volatility than stocks of larger companies, and they can be expected to do so in the future.

International investing involves increased risk and volatility, not typically associated with domestic investing, due to potential political and economic instability, limited liquidity, volatile prices, lack of accounting, auditing, and financial reporting standards, changes in currency exchange rates, and differences in how trades are cleared and settled. Risks are particularly significant in emerging markets due to the dramatic pace of economic, social, and political changes.

Fund holdings are as of the date given, are subject to change at any time and are not recommendations to buy or sell any security.


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

FUND SNAPSHOT

--------------------------------------------------------------------------------
STYLE MATRIX
--------------------------------------------------------------------------------

                               [STYLE BOX OMITTED]

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
COUNTRY COMPOSITION
--------------------------------------------------------------------------------

Percentage of portfolio assets at April 30, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Japan 19.9%
United Kingdom 12.9%
France 7.8%
Germany 7.0%
Netherlands 6.5%
Canada 5.9%
Switzerland 5.0%
Australia 4.2%
Italy 3.2%
Ireland 2.9%
Sweden 2.7%
Cash & Short-Term Securities 2.3%
Spain 2.3%
South Korea 2.1%
Brazil 1.7%
Hong Kong 1.7%
Belgium 1.4%
Finland 1.3%
South Africa 1.0%
Other* 8.2%

* Includes Austria, Chile, China, Czechoslovia Federated Republic, Denmark, Greece, India, Indonesia, Luxembourg, Mexico, New Zealand, Norway, Russia, Singapore, Taiwan, and United States.


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3 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
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

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON
                 For the six-month period ended April 30, 2006

                              [BAR CHART OMITTED]

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

(1) The Morgan Stanley Capital International (MSCI) EAFE Growth Index, an unmanaged index, is compiled from a composite of securities markets in Europe, Australia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including Free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper International Multi-Cap Growth Funds Index includes the 10 largest international multi-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.


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4 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
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

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                           CLASS A             CLASS B             CLASS C         CLASS I    CLASS Y
(INCEPTION DATES)         (9/28/01)           (9/28/01)           (9/28/01)       (3/4/04)   (9/28/01)
                                                    AFTER                AFTER
                      NAV(1)   POP(2)     NAV(1)   CDSC(3)    NAV(1)    CDSC(4)     NAV(5)     NAV(5)
AT APRIL 30, 2006
------------------------------------------------------------------------------------------------------
 6 months*           +27.07%   +19.77%   +26.47%   +21.47%   +26.62%    +25.62%    +27.32%    +27.18%
------------------------------------------------------------------------------------------------------
 1 year              +39.17%   +31.18%   +37.93%   +32.93%   +38.11%    +37.11%    +39.88%    +39.42%
------------------------------------------------------------------------------------------------------
 3 years             +31.22%   +28.66%   +30.26%   +29.47%   +30.26%    +30.26%       N/A     +31.44%
------------------------------------------------------------------------------------------------------
 Since inception     +16.72%   +15.22%   +15.82%   +15.56%   +15.81%    +15.81%    +24.28%    +16.91%
------------------------------------------------------------------------------------------------------
AT MARCH 31, 2006
------------------------------------------------------------------------------------------------------
 6 months*           +17.74%   +10.98%   +17.33%   +12.33%   +17.32%    +16.32%    +17.92%    +17.89%
------------------------------------------------------------------------------------------------------
 1 year              +29.44%   +21.99%   +28.49%   +23.49%   +28.48%    +27.48%    +30.03%    +29.71%
------------------------------------------------------------------------------------------------------
 3 years             +32.78%   +30.19%   +31.80%   +31.03%   +31.79%    +31.79%       N/A     +33.00%
------------------------------------------------------------------------------------------------------
 Since inception     +15.87%   +14.35%   +14.98%   +14.71%   +14.98%    +14.98%    +22.59%    +16.07%
------------------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

*     Not annualized.


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5 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
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

QUESTIONS & ANSWERS

                            WITH PORTFOLIO MANAGEMENT

PERFORMANCE SUMMARY

RiverSource International Aggressive Growth Fund rose 27.07% (Class A shares, excluding sales charge) for the six months ended April 30, 2006, outperforming its benchmark, the Morgan Stanley Capital International EAFE Growth Index (MSCI EAFE Growth Index), which advanced 22.43%. The Fund also outpaced its peer group, as represented by the Lipper International Multi-Cap Growth Funds Index, which increased 26.84% for the period.

RiverSource International Aggressive Growth Fund is managed by two independent money management firms that each invest a portion of Fund assets in growth stocks of international companies across all market capitalizations. On April 24, 2006, Principal Global Investors, LLC (Principal) replaced American Century Global Investment Management, Inc. (ACGIM) as subadviser to the Fund. Principal and Columbia Wanger Asset Management, L.P. (Columbia Wanger) each managed approximately 55% and 45% of the Fund's assets, respectively, as of April 30, 2006. Below, each subadviser discusses results and positioning for their portion of the Fund for the first half of the fiscal year.

Q: What factors affected performance the most for your portion of the Fund for the six-month period ended April 30, 2006?*

      ACGIM: Our portion of the Fund's portfolio, which invests primarily in large growth companies, achieved strong performance during a period in which small companies outperformed large, and the value style of investing topped growth. Also during the period, many of the world's markets demonstrated their resiliency in the face of rising interest rates in the U.S. and Europe, and continued high energy prices.

      Against that backdrop, every sector in which our portion of the Fund was invested contributed to the portfolio's return, with our holdings in the financials sector, the portfolio's heaviest weighting, contributing most. Our stake in telecommunications services also outperformed, providing the second-largest contribution to performance.

* ACGIM provided Fund commentary through their management tenure ended April 21, 2006.


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6 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
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--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> OUR INVESTMENTS IN COMPANIES IN JAPAN
  CONTRIBUTED MOST TO THE PORTFOLIO DURING THE
  PERIOD AND ALSO OUTPERFORMED THE MSCI EAFE
  GROWTH INDEX.

  -- ACGIM

      The gains in the financials sector, and for the portfolio overall, were mostly due to good stock selection. The portfolio's holdings among capital markets companies were the biggest source of excess performance, led by a large position in the United Kingdom's Man Group, an asset manager benefiting from strong investment results. The portfolio's holdings among commercial banks were the second-biggest source of strong performance, led by a large position in Italy's Banco Popolare di Verona, which advanced on better-than-anticipated fee and interest income.

      Our position in the telecommunications services sector made the second-largest contribution to performance, mostly due to effective security selection in the wireless telecommunication services industry. The portfolio benefited from a smaller-than-MSCI EAFE Growth Index position in Vodafone Group, which retreated during the period. We also gained from a position in America Movil,

      Latin America's biggest mobile phone telephone company, which saw its stock advance during the period.

      The materials sector detracted most from the portfolio's returns. The Fund's small position in the materials sector's metals and mining industry slowed the performance against the MSCI EAFE Growth Index.

      COLUMBIA WANGER: Our portion of the Fund posted the highest returns in continental Europe, where we had about 40% of our assets invested. Returns in this part of the world, in fact, exceeded our portion of the Fund's returns in Japan by a factor of three. Brazil, where less than 4% of our assets were invested, also generated relatively high returns.

      The Fund's energy-related investments continued to benefit from rising prices and increased demand. France's Vallourec and Luxembourg's Tenaris, both seamless tube manufacturers supplying to energy producers, were up


--------------------------------------------------------------------------------
7 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
  - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> THE FUND'S ENERGY-RELATED INVESTMENTS CONTINUED TO
  BENEFIT FROM RISING PRICES AND INCREASED DEMAND.

  -- COLUMBIA WANGER

      for the six-month period on continued strong earnings growth and contributed positively to performance. Indonesia's Perusahaan Gas Negara, a natural gas pipeline operator, rose as confidence in gas volumes and pricing over the next few years increased. Tullow Oil, an oil and gas producer based in the U.K., was also strong during the semiannual period and contributed to performance.

      Investor focus on Europe, in general, and European industrial stocks, in particular, also supported positive performance for our portion of the Fund. Signs of continued strength in the European economy pushed up the stock of Aalberts Industries, a Dutch manufacturer of flow control and heat treatment equipment. USG People, a provider of temporary staffing also based in the Netherlands, gained on strong earnings. In addition, Hexagon, a Swedish manufacturer of measurement equipment and polymers, was up during the period.

      Notable disappointments that detracted from performance included Hong Kong's Techtronic Industries, a power tools and motorized appliances manufacturer that fell on profit downgrades due to higher than expected costs following recent acquisitions. In Japan, Bank of Yokohama fell on general weakness in the financial sector. Finally, Jupiter Telecommunications, the largest cable service provider in Japan, fell as higher costs and taxes hindered company growth.

Q: What changes did you make to your portion of the Fund and how is it currently positioned?*

      ACGIM: We invest in individual companies whose revenue and earnings are improving, and the portfolio's weight in a sector, industry or country is the result of our bottom-up process. Therefore, during the period, our process led us to increase our portion of the Fund's weighting in Japan to take

* ACGIM provided Fund commentary through their management tenure ended April 21, 2006.


--------------------------------------------------------------------------------
8 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
  - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      advantage of what we felt were attractive growth opportunities. A continuing economic recovery -- coupled with years of corporate restructuring and cost-cutting -- has changed the earnings picture in Japan significantly. Many Japanese companies are reporting strong earnings, which has played to our strength as bottom-up growth investors. Our investments in companies in Japan contributed most to the portfolio during the period and also outperformed the MSCI EAFE Growth Index.

      COLUMBIA WANGER: While our portion of the Fund held an average 6% weight in energy stocks throughout the reporting period, we did reduce this exposure during the period on the basis of valuations. We expect to continue increasing exposure to Japan, which constitutes an important part of our investment universe by market capitalization, and where we believe valuations are reasonable and fundamentals are improving. We also modestly increased the Fund's basic materials exposure.

Q:    How do you intend to manage your portion of the Fund in the coming months?

      COLUMBIA WANGER: Our portion of the Fund remains with a large exposure to Irish and Dutch stocks, owing to the superior business models at reasonable prices that we have found in these markets. These larger positions are funded mainly through the Fund's persistently small exposure in the United Kingdom, where industrials, in particular, loom as an uninspiring category of stocks.

      PRINCIPAL: Our international growth equity investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. We focus on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Going forward, we will continue to focus our efforts on larger, more established international companies that exhibit growth potential.


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9 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
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

INVESTMENTS IN SECURITIES

RiverSource International Aggressive Growth Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (97.1%)(C)
--------------------------------------------------------------------------------

ISSUER                                                 SHARES           VALUE(A)
AUSTRALIA (4.2%)

CAPITAL MARKETS (0.2%)
Perpetual Trustees Australia                            20,000        $1,062,061
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
ABC Learning Centres                                   221,512         1,236,878
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.3%)
Rinker Group                                            85,500         1,377,032
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Australian Stock Exchange                               32,000           798,597
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
WorleyParsons                                           57,300           848,851
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Woolworths                                              81,500         1,155,344
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Cochlear                                                21,000           842,355
--------------------------------------------------------------------------------

INSURANCE (0.4%)
Promina Group                                          183,500           790,426
QBE Insurance Group                                     63,450         1,078,783
                                                                      ----------
Total                                                                  1,869,209
--------------------------------------------------------------------------------

IT SERVICES (0.2%)
Computershare                                          133,000           796,196
--------------------------------------------------------------------------------

METALS & MINING (1.3%)
BHP Billiton                                           134,531         2,994,553
Jubilee Mines                                          125,000           763,499
Rio Tinto                                               29,140         1,741,127
Sino Gold                                               72,600(b)        286,802
Zinifex                                                 70,000           550,403
                                                                      ----------
Total                                                                  6,336,384
--------------------------------------------------------------------------------

REAL ESTATE (0.2%)
Macquarie Goodman Group                                197,000           770,754
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Billabong Intl                                         160,000         1,874,331
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Macquarie Airports                                     318,500           793,643
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                 SHARES           VALUE(A)
AUSTRIA (0.8%)

BUILDING PRODUCTS (0.2%)
Wienerberger                                            16,500        $  872,277
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telekom Austria                                         44,500         1,091,773
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Verbund                                                  2,350         1,116,826
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
OMV                                                     11,700           813,334
--------------------------------------------------------------------------------

BELGIUM (1.4%)

BEVERAGES (0.2%)
InBev                                                   23,000         1,159,908
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
KBC Groep                                               13,000         1,507,814
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Eurofins Scientific                                     17,000(b)      1,070,474
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
Option                                                  25,870(b)        740,756
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Fortis                                                  30,000         1,124,286
--------------------------------------------------------------------------------

METALS & MINING (0.2%)
Umicore                                                  5,100           813,149
--------------------------------------------------------------------------------

BRAZIL (1.5%)

COMMERCIAL SERVICES & SUPPLIES (0.1%)
American BankNote                                       80,000(b)        676,894
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Diagnosticos da America                                 32,000(b)        813,039
--------------------------------------------------------------------------------

INSURANCE (0.2%)
Porto Seguro                                            54,900         1,115,896
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Suzano Bahia Sul
  Papel e Celulose                                     188,700         1,336,097
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
10 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
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

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                               SHARES             VALUE(A)
BRAZIL (CONT.)

PERSONAL PRODUCTS (0.5%)
Natura Cosmeticos                                    140,000          $1,791,946
--------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
All America Latina Logistica Unit                     15,000             949,257
Localiza Rent A Car                                    5,300             111,793
                                                                      ----------
Total                                                                  1,061,050
--------------------------------------------------------------------------------

CANADA (5.9%)

COMMERCIAL BANKS (0.3%)
Royal Bank of Canada                                  37,500           1,604,651
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Ensign Energy Services                                20,600             863,984
Precision Drilling Trust Unit                         22,800             809,624
ShawCor Cl A                                          67,000           1,198,569
Trican Well Service                                   24,500(b)        1,187,527
                                                                      ----------
Total                                                                  4,059,704
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Alimentation Couche-Tard  Series B                    40,000             916,279
Van Houtte                                            47,000             816,825
                                                                      ----------
Total                                                                  1,733,104
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (--%)
Four Seasons Hotels                                    2,000             108,040
--------------------------------------------------------------------------------

INSURANCE (0.1%)
ING Canada                                            11,400             613,744
--------------------------------------------------------------------------------

MACHINERY (0.1%)
RailPower Technologies                                79,500(b)          314,302
--------------------------------------------------------------------------------

MEDIA (0.4%)
Alliance Atlantis
  Communications Series B                             53,000(b)        1,690,027
--------------------------------------------------------------------------------

METALS & MINING (1.2%)
Barrick Gold                                          24,500             745,081
Falconbridge                                          25,000             995,080
IPSCO                                                  9,000             928,819
Ivanhoe Mines                                         60,000(b)          584,973
Kinross Gold                                          75,000(b)          915,698
Major Drilling Group Intl                             37,000(b)          843,918
Northern Orion Resources                             145,000(b)          750,939
                                                                      ----------
Total                                                                  5,764,508
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(A)
CANADA (CONT.)

OIL, GAS & CONSUMABLE FUELS (1.7%)
Husky Energy                                           19,500         $1,147,674
Imperial Oil                                           11,400          1,238,705
Nexen                                                  18,500          1,081,042
Suncor Energy                                          22,500          1,926,789
Talisman Energy                                        45,400          2,564,004
                                                                      ----------
Total                                                                  7,958,214
--------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
Canadian Natl Railway                                  25,000          1,120,975
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
RONA                                                   80,000(b)       1,650,089
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear                                      21,600(b)       1,034,598
--------------------------------------------------------------------------------

CHILE (0.5%)

CHEMICALS (0.2%)
Sociedad Quimica y
  Minera de Chile ADR                                  10,000          1,162,500
--------------------------------------------------------------------------------

METALS & MINING (0.2%)
Antofagasta                                            19,000            815,579
--------------------------------------------------------------------------------

CHINA (0.1%)

COMMUNICATIONS EQUIPMENT
Foxconn Intl Holdings                                 319,000(b)         687,136
--------------------------------------------------------------------------------

CZECHOSLOVAKIA FEDERATED REPUBLIC (0.3%)

COMMERCIAL BANKS
Komercni Banka                                          8,500          1,347,651
--------------------------------------------------------------------------------

DENMARK (0.2%)

CHEMICALS
Novozymes Series B                                     13,600          1,061,404
--------------------------------------------------------------------------------

FINLAND (1.3%)

COMMUNICATIONS EQUIPMENT (0.5%)
Nokia                                                 125,000          2,846,034
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Jaakko Poyry Group                                    104,000          1,227,897
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Fortum                                                 33,600            848,508
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
11 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(A)
FINLAND (CONT.)

INSURANCE (0.2%)
Sampo Series A                                        35,500          $  732,596
--------------------------------------------------------------------------------

METALS & MINING (0.1%)
Rautaruukki                                           15,300             536,524
--------------------------------------------------------------------------------

FRANCE (7.9%)

AIR FREIGHT & LOGISTICS (0.2%)
Groupe Norbert Dentressangle                          15,000           1,134,314
--------------------------------------------------------------------------------
COMMERCIAL BANKS (0.4%)
Societe Generale                                      10,823           1,653,273
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Bacou-Dalloz                                           8,000           1,033,339
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Ciments Francais                                      12,500           2,114,422
Imerys                                                12,600           1,082,357
                                                                      ----------
Total                                                                  3,196,779
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
ALSTOM                                                11,220(b)        1,016,179
Carbone Lorraine                                      15,000             865,446
Legrand                                                8,900(b)          260,454
                                                                      ----------
Total                                                                  2,142,079
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Groupe Danone                                         11,940           1,489,544
--------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
Rubis                                                 22,000           1,734,425
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Essilor Intl                                          13,700           1,373,854
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Pierre & Vacances                                     11,000           1,057,305
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Kaufman & Broad                                       16,400             972,287
--------------------------------------------------------------------------------

INSURANCE (0.6%)
APRIL Group                                           37,800           2,009,750
Euler Hermes                                           6,450             802,213
                                                                      ----------
Total                                                                  2,811,963
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.4%)
Iliad                                                 20,100           2,066,362
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Trigano                                               20,000           1,150,144
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(A)
FRANCE (CONT.)

MACHINERY (0.5%)
Vallourec                                                1,845        $2,397,101
--------------------------------------------------------------------------------

MEDIA (0.5%)
M6-Metropole Television                                 29,100           907,391
Vivendi                                                 38,110         1,391,202
                                                                      ----------
Total                                                                  2,298,593
--------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.3%)
Neopost                                                 12,900         1,458,790
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.0%)
Total                                                   15,890         4,393,567
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Sanofi-Aventis                                          36,530         3,444,401
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Soitec                                                  33,000(b)      1,076,870
--------------------------------------------------------------------------------

GERMANY (6.2%)

AUTO COMPONENTS (0.3%)
Continental                                             10,120         1,204,668
--------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
BMW                                                     17,950           976,102
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
Deutsche Bank                                           12,000         1,473,113
Deutsche Beteiligungs                                   15,000           323,549
                                                                      ----------
Total                                                                  1,796,662
--------------------------------------------------------------------------------

CHEMICALS (0.2%)
K+S                                                     12,500         1,128,953
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
DEPFA Bank                                              93,500         1,754,960
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
GFK                                                     22,800         1,044,560
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
Wincor Nixdorf                                          15,400         2,214,513
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Bilfinger Berger                                        10,000           636,881
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Deutsche Boerse                                         13,800         1,995,401
Grenkeleasing                                           14,300         1,091,300
                                                                      ----------
Total                                                                  3,086,701
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
12 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(A)
GERMANY (CONT.)

ELECTRIC UTILITIES (0.4%)
E.ON                                                   16,500         $2,009,088
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.5%)
Rhon-Klinikum                                          50,100          2,331,938
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Siemens                                                15,350          1,452,187
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Takkt                                                  49,000            766,427
--------------------------------------------------------------------------------

MACHINERY (0.4%)
MAN                                                    14,500          1,099,064
Vossloh                                                18,000            947,488
                                                                      ----------
Total                                                                  2,046,552
--------------------------------------------------------------------------------

MEDIA (0.3%)
CTS Eventim                                            44,000          1,526,294
--------------------------------------------------------------------------------

METALS & MINING (0.2%)
Salzgitter                                             10,300            817,223
--------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER (0.2%)
RWE                                                     8,700            754,146
--------------------------------------------------------------------------------

SOFTWARE (0.5%)
SAP                                                     9,800          2,141,050
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Adidas-Salomon                                          6,370          1,344,677
--------------------------------------------------------------------------------

GREECE (0.6%)

COMMERCIAL BANKS (0.2%)
Piraeus Bank                                           23,000            724,725
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Intralot-Integrated Lottery
  Systems & Services                                   50,000          1,614,592
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Cosmote Mobile
  Telecommunications                                   26,500            649,823
--------------------------------------------------------------------------------

HONG KONG (1.7%)

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Hong Kong
  Exchanges and Clearing                              280,000          2,013,440
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Global Bio-Chem
  Technology Group                                  2,500,000          1,305,963
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES            VALUE(A)
HONG KONG (CONT.)

HOUSEHOLD DURABLES (0.3%)
Techtronic Inds                                       750,000         $1,257,594
--------------------------------------------------------------------------------

REAL ESTATE (0.6%)
K Wah Intl Holdings                                 2,215,000            671,394
Sino Land                                             438,000            728,785
Swire Pacific Series A                                 89,000            910,331
Wheelock & Co                                         330,000            612,932
                                                                      ----------
Total                                                                  2,923,442
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.1%)
GOME Electrical
  Appliances Holding                                  639,000            552,219
--------------------------------------------------------------------------------

INDIA (0.4%)

THRIFTS & MORTGAGE FINANCE
Housing Development Finance                            60,000          1,738,275
--------------------------------------------------------------------------------

INDONESIA (0.3%)
GAS UTILITIES
Perusahaan Gas Negara                               1,000,000          1,413,911
--------------------------------------------------------------------------------

IRELAND (2.9%)

BEVERAGES (0.2%)
C&C Group                                             130,000          1,008,489
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Kingspan Group                                         65,000          1,074,082
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Anglo Irish Bank                                      132,200          2,179,515
Bank of Ireland                                       100,000          1,874,440
                                                                      ----------
Total                                                                  4,053,955
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
IAWS Group                                            147,000          2,616,358
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.4%)
United Drug                                           409,526          1,931,994
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Paddy Power                                            42,000            747,001
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Grafton Group Unit                                    160,000(b)       2,236,210
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
13 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES           VALUE(A)
ITALY (3.2%)

AUTOMOBILES (0.1%)
Ducati Motor Holding                                  300,000(b)     $   368,013
--------------------------------------------------------------------------------

BEVERAGES (0.2%)
Davide Campari-Milano                                 113,400          1,108,581
--------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
GranitiFiandre                                         12,000            129,420
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Banca Monte dei
  Paschi Siena                                        127,000            752,129
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Cementir                                              112,000            905,584
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Banca Italease                                         21,000          1,276,789
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Terna                                                 345,000            947,611
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
SABAF                                                  38,500          1,144,651
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Amplifon                                                9,000            827,604
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Compagnie Industriali Riunite                         445,200          1,403,938
--------------------------------------------------------------------------------

INSURANCE (0.3%)
Assicurazioni Generali                                 35,500          1,330,405
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Eni                                                   104,320          3,184,460
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.1%)
Recordati                                              83,500            648,814
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Luxottica Group                                        31,820            946,448
--------------------------------------------------------------------------------

JAPAN (20.0%)
AIR FREIGHT & LOGISTICS (0.2%)
Kintetsu World Express                                 17,800            438,551
Yusen Air & Sea Service                                24,200            654,686
                                                                     -----------
Total                                                                  1,093,237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                SHARES           VALUE(A)
JAPAN (CONT.)

AUTO COMPONENTS (1.2%)
Aisin Seiki                                            25,400        $   954,870
DENSO                                                  30,000          1,177,865
FCC                                                    26,000            576,636
Keihin                                                 31,000            923,057
NGK Spark Plug                                         27,000            592,885
Nippon Seiki                                           39,000            847,826
                                                                     -----------
Total                                                                  5,073,139
--------------------------------------------------------------------------------

AUTOMOBILES (0.8%)
Toyota Motor                                           63,700          3,726,325
--------------------------------------------------------------------------------

BEVERAGES (0.5%)
Ito En                                                 39,000          1,435,310
KIRIN Beverage                                         31,800            846,324
                                                                     -----------
Total                                                                  2,281,634
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.8%)
Nomura Holdings                                        71,300          1,612,626
RISA Partners                                             170            901,888
SPARX Asset Management                                  1,075          1,388,011
                                                                     -----------
Total                                                                  3,902,525
--------------------------------------------------------------------------------

CHEMICALS (1.3%)
Daicel Chemical Inds                                   96,000            824,664
Japan Pure Chemical                                       100            772,069
JSR                                                    46,000          1,418,182
Kansai Paint                                          117,000          1,155,099
Shin-Etsu Chemical                                     29,100          1,681,844
                                                                     -----------
Total                                                                  5,851,858
--------------------------------------------------------------------------------

COMMERCIAL BANKS (2.6%)
Bank of Fukuoka                                        96,000            827,194
Chiba Bank                                            130,000          1,177,251
Hiroshima Bank                                        139,800            895,162
Mitsubishi UFJ Financial Group                            258          4,056,389
Mizuho Financial Group                                    200          1,705,753
Resona Holdings                                           180(b)         613,439
Sumitomo Mitsui Financial Group                           140          1,537,110
Sumitomo Trust & Banking                               83,000            883,584
                                                                     -----------
Total                                                                 11,695,882
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Meitec                                                 24,000            817,918
Park24                                                 48,000          1,737,023
SATO                                                   39,000            947,167
                                                                     -----------
Total                                                                  3,502,108
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
14 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                  SHARES         VALUE(A)
JAPAN (CONT.)

CONSTRUCTION & ENGINEERING (0.2%)
Chiyoda                                                  34,000       $  764,515
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Taiheiyo Cement                                         206,000        1,002,407
--------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
ORIX                                                      5,250        1,577,075
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.6%)
Shoei                                                    21,100          706,113
Sumitomo Electric Inds                                   33,000          524,058
Ushio                                                    75,000        1,729,249
                                                                      ----------
Total                                                                  2,959,420
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Hoya                                                     55,500        2,247,300
Murata Mfg                                               13,900        1,012,130
TOYO                                                     44,600          671,448
                                                                      ----------
Total                                                                  3,930,878
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
AEON                                                     52,800        1,314,783
Ain Pharmaciez                                           29,000          603,689
                                                                      ----------
Total                                                                  1,918,472
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
T. Hasegawa                                              60,000          971,278
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Asahi Pretec                                             20,500          741,853
Hogy Medical                                             26,700        1,411,805
Olympus                                                  29,000          830,391
                                                                      ----------
Total                                                                  2,984,049
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.1%)
Nagaileben                                               21,300          585,586
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Daito Trust Construction                                 47,300        2,459,518
Kenwood                                                 382,000          946,192
Touei Housing                                            31,500          687,549
                                                                      ----------
Total                                                                  4,093,259
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Unicharm                                                 14,700          843,136
--------------------------------------------------------------------------------

IT SERVICES (0.4%)
CSK Holdings                                             16,500          791,304
NTT Data                                                    190          879,491
                                                                      ----------
Total                                                                  1,670,795
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                  SHARES         VALUE(A)
JAPAN (CONT.)

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Sega Sammy Holdings                                      26,900       $1,072,692
Shimano                                                  49,000        1,613,966
                                                                      ----------
Total                                                                  2,686,658
--------------------------------------------------------------------------------

MACHINERY (0.6%)
Hitachi Construction Machinery                           25,700          702,038
Komatsu                                                  73,000        1,561,308
Kubota                                                   68,000          768,696
                                                                      ----------
Total                                                                  3,032,042
--------------------------------------------------------------------------------

MEDIA (0.5%)
Jupiter Telecommunications                                3,100(b)     2,257,268
--------------------------------------------------------------------------------

METALS & MINING (0.2%)
Sumitomo Metal Mining                                    76,000        1,104,787
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Mitsukoshi                                              117,000          680,316
--------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Canon                                                    38,000        2,907,159
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Japan Petroleum Exploration                              10,300          753,614
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Rohto Pharmaceutical                                     84,000        1,022,609
Takeda Pharmaceutical                                    37,000        2,261,923
Tsumura                                                  28,000          745,191
                                                                      ----------
Total                                                                  4,029,723
--------------------------------------------------------------------------------

REAL ESTATE (0.9%)
AEON Mall                                                25,000        1,251,646
ARDEPRO                                                     320          514,361
Creed                                                       130          703,382
Kenedix                                                     250        1,288,976
KK DaVinci Advisors                                         525(b)       585,639
                                                                      ----------
Total                                                                  4,344,004
--------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Central Japan Railway                                       115        1,181,819
East Japan Railway                                          145        1,132,235
                                                                      ----------
Total                                                                  2,314,054
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Shinko Electric Inds                                     22,500          616,601
Tokyo Electron                                           12,500          900,307
                                                                      ----------
Total                                                                  1,516,908
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
15 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                  SHARES         VALUE(A)
JAPAN (CONT.)

SPECIALTY RETAIL (0.5%)
Fast Retailing                                          12,000        $1,140,448
USS                                                     18,800         1,406,905
                                                                      ----------
Total                                                                  2,547,353
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
ITOCHU                                                 133,000         1,207,923
Mitsubishi                                              50,400         1,219,605
                                                                      ----------
Total                                                                  2,427,528
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Kamigumi                                                55,000           438,647
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
KDDI                                                       146           900,237
NTT DoCoMo                                                 920         1,373,737
                                                                      ----------
Total                                                                  2,273,974
--------------------------------------------------------------------------------

LUXEMBOURG (0.6%)

ENERGY EQUIPMENT & SERVICES (0.2%)
Tenaris ADR                                             19,000           872,100
--------------------------------------------------------------------------------

MEDIA (0.4%)
SES Global FDR                                         116,600         1,910,559
--------------------------------------------------------------------------------

MEXICO (0.8%)

HOUSEHOLD DURABLES (0.5%)
Consorcio ARA                                          240,000         1,269,631
Urbi Desarrollos Urbanos                               100,000(b)        818,149
                                                                      ----------
Total                                                                  2,087,780
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Grupo Aeroportuario
  del Pacifico ADR                                       3,000            99,840
Grupo Aeroportuario
  del Sureste ADR                                       34,300         1,329,812
                                                                      ----------
Total                                                                  1,429,652
--------------------------------------------------------------------------------

NETHERLANDS (6.6%)

COMMERCIAL BANKS (0.3%)
ABN AMRO Holding                                        49,000         1,464,246
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.7%)
USG People                                              37,800         3,256,607
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (0.5%)
Imtech                                                  22,100         1,216,551
Koninklijke BAM Groep                                    8,800           945,192
                                                                      ----------
Total                                                                  2,161,743
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                  SHARES         VALUE(A)
NETHERLANDS (CONT.)

DIVERSIFIED FINANCIAL SERVICES (0.4%)
ING Groep                                               44,418        $1,807,491
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Fugro                                                   92,096         3,866,134
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
Sligro Food Group                                       24,557         1,289,229
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.4%)
OPG Groep                                               19,000         1,799,892
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.6%)
Aalberts Inds                                           31,710         2,583,935
--------------------------------------------------------------------------------

MEDIA (0.2%)
Wolters Kluwer                                          32,000           833,533
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.3%)
Royal Dutch Shell Series A                             113,800         3,892,968
Royal Dutch Shell Series B                              69,300         2,478,087
                                                                      ----------
Total                                                                  6,371,055
--------------------------------------------------------------------------------

SOFTWARE (0.3%)
Unit 4 Agresso                                          54,000(b)      1,215,863
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Ten Cate                                                55,428         1,615,080
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Univar                                                  17,000           946,100
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Smit Intl                                               17,800         1,580,686
--------------------------------------------------------------------------------

NEW ZEALAND (0.4%)

HOTELS, RESTAURANTS & LEISURE
Sky City Entertainment Group                           513,864         1,780,479
--------------------------------------------------------------------------------

NORWAY (1.0%)

COMMERCIAL BANKS (0.2%)
DNB NOR                                                 76,000         1,056,603
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Tomra Systems                                           75,000           746,963
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Telenor                                                 57,860           672,692
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Aker Kvaerner ASA                                        8,072           787,525
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
16 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                 SHARES          VALUE(A)
NORWAY (CONT.)

FOOD PRODUCTS (0.3%)
Cermaq                                                 47,000(b)      $  691,637
Pan Fish                                              615,000(b)         626,010
                                                                      ----------
Total                                                                  1,317,647
--------------------------------------------------------------------------------

RUSSIA (0.7%)

IT SERVICES (0.4%)
RBC Information Systems ADR                            45,250(b)       1,683,300
--------------------------------------------------------------------------------

METALS & MINING (0.3%)
Mechel ADR                                             21,000            569,100
Novolipetsk Steel GDR                                  37,500(b)         825,375
                                                                      ----------
Total                                                                  1,394,475
--------------------------------------------------------------------------------

SINGAPORE (0.5%)

AIRLINES (0.2%)
Singapore Airlines                                     79,000            709,731
--------------------------------------------------------------------------------

MACHINERY (0.1%)
MMI Holdings                                        1,550,000            666,835
--------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
ComfortDelGro                                         770,000            784,322
--------------------------------------------------------------------------------

SOUTH AFRICA (1.0%)

METALS & MINING (0.7%)
Anglo American                                         30,000          1,277,362
Impala Platinum Holdings                                8,000          1,521,648
Randgold Resources ADR                                 15,800(b)         384,572
                                                                      ----------
Total                                                                  3,183,582
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)

Edgars Consolidated Stores                            250,000          1,585,050
--------------------------------------------------------------------------------

SOUTH KOREA (2.1%)

AUTO COMPONENTS (0.3%)
Hyundai Mobis                                          14,000          1,236,823
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Industrial Bank of Korea                               33,000            664,970
Woori Finance Holdings                                 45,000          1,016,544
                                                                      ----------
Total                                                                  1,681,514
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Daewoo Engineering &
  Construction                                         57,000            985,364

--------------------------------------------------------------------------------
DISTRIBUTORS (0.1%)
Lotte Shopping GDR                                     28,000(b,e)       584,816
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                 SHARES          VALUE(A)
SOUTH KOREA (CONT.)

INTERNET SOFTWARE & SERVICES (0.4%)
Neowiz                                                  8,650         $  968,756
NHN                                                     2,700(b)         959,275
                                                                      ----------
Total                                                                  1,928,031
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Samsung Electronics                                     3,220          2,199,257
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
LG Telecom                                            105,000(b)       1,180,401
--------------------------------------------------------------------------------

SPAIN (2.3%)

COMMERCIAL BANKS (0.9%)
Banco Bilbao Vizcaya Argentaria                       120,000          2,650,453
Banco Santander Central Hispano                       113,500          1,759,546
Bankinter                                               6,300            437,075
                                                                      ----------
Total                                                                  4,847,074
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
ACS Actividades de
  Construccion y Servicios                             30,800          1,278,590
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.6%)
Iberdrola                                              47,000          1,530,759
Red Electrica de Espana                                33,800          1,178,867
                                                                      ----------
Total                                                                  2,709,626
--------------------------------------------------------------------------------

REAL ESTATE (0.2%)
Inmobiliaria Urbis                                     32,500            789,163
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Inditex                                                31,510          1,281,831
--------------------------------------------------------------------------------

SWEDEN (2.7%)

COMMERCIAL BANKS (0.4%)
Nordea Bank                                            98,500          1,270,747
Svenska Handelsbanken
  Series A                                             26,700            768,892
                                                                      ----------
Total                                                                  2,039,639
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Telefonaktiebolaget LM
  Ericsson Series B                                   382,000          1,362,725
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Sweco Series B                                         17,000            548,581
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
TELE2 Series B                                        120,000          1,523,610
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
17 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                 SHARES          VALUE(A)
SWEDEN (CONT.)

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Gambro Series A                                         64,700        $  973,442
--------------------------------------------------------------------------------

MACHINERY (0.9%)
Atlas Copco Series A                                    26,800           793,666
Hexagon                                                 18,904(b)        702,684
Hexagon Series B                                        63,700         2,367,805
                                                                      ----------
Total                                                                  3,864,155
--------------------------------------------------------------------------------

MEDIA (0.2%)
Modern Times Group Series B                             18,000(b)        990,142
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Nobia                                                   44,000         1,392,898
--------------------------------------------------------------------------------

SWITZERLAND (4.9%)

BUILDING PRODUCTS (0.4%)
Geberit                                                  1,675         1,954,301
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.6%)
UBS                                                     23,266         2,757,702
--------------------------------------------------------------------------------

CHEMICALS (0.6%)
Givaudan                                                 1,200         1,007,257
Sika                                                     1,350(b)      1,578,374
                                                                      ----------
Total                                                                  2,585,631
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.1%)
Logitech Intl                                           10,000(b)        415,256
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
BKW FMB Energie                                          7,300           753,427
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Nestle                                                   9,450         2,882,166
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Nobel Biocare Holding                                    3,700           914,409
Phonak Holding                                          17,500         1,086,518
Synthes                                                 14,500         1,800,517
                                                                      ----------
Total                                                                  3,801,444
--------------------------------------------------------------------------------

MACHINERY (0.2%)
Schindler Holding                                       16,500           904,693
--------------------------------------------------------------------------------

MARINE (0.4%)
Kuehne & Nagel Intl                                      5,250         1,903,876
--------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Novartis                                                48,610         2,788,745
Roche Holding                                           18,248         2,805,913
                                                                      ----------
Total                                                                  5,594,658
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                 SHARES          VALUE(A)
TAIWAN (1.0%)

COMPUTERS & PERIPHERALS (0.2%)
Advantech                                              400,000        $1,097,179
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Phoenixtec Power                                       900,000           945,141
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Wah Lee Industrial                                     400,000           919,122
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Novatek Microelectronics                               150,000           893,417
--------------------------------------------------------------------------------

SOFTWARE (0.2%)
Springsoft                                             490,716           781,454
--------------------------------------------------------------------------------

UNITED KINGDOM (13.0%)

AEROSPACE & DEFENSE (0.1%)
Chemring Group                                          11,300           237,170
--------------------------------------------------------------------------------

AIRLINES (0.1%)
British Airways                                         89,000(b)        545,705
--------------------------------------------------------------------------------

BEVERAGES (0.5%)
Diageo                                                  79,310         1,308,827
SABMiller                                               47,000           991,601
                                                                      ----------
Total                                                                  2,300,428
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
Man Group                                               28,100         1,294,844
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Barclays                                                99,000         1,236,607
HSBC Holdings                                           40,000           691,106
                                                                      ----------
Total                                                                  1,927,713
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Michael Page Intl                                      170,500         1,190,773
RPS Group                                              420,000         1,516,422
                                                                      ----------
Total                                                                  2,707,195
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
CSR                                                     35,000(b)        771,614
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Keller Group                                            65,000           592,637
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Viridian Group                                          36,000           631,186
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Wolfson Microelectronics                               102,000(b)        876,046
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
18 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                 SHARES          VALUE(A)
UNITED KINGDOM (CONT.)

ENERGY EQUIPMENT & SERVICES (0.3%)
Expro Intl Group                                      95,000        $  1,285,385
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Unilever                                              91,500             971,903
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Enterprise Inns                                       55,500             944,237
Punch Taverns                                         53,000             846,614
                                                                    ------------
Total                                                                  1,790,851
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Persimmon                                             44,500           1,063,009
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Reckitt Benckiser                                     40,161           1,463,939
--------------------------------------------------------------------------------

MACHINERY (0.2%)
Charter                                               63,700(b)          928,094
--------------------------------------------------------------------------------

MEDIA (0.8%)
Bloomsbury Publishing                                120,000             758,758
Taylor Nelson Sofres                                 150,000             708,430
Ulster Television                                    120,000             904,821
WPP Group                                            116,000           1,432,031
                                                                    ------------
Total                                                                  3,804,040
--------------------------------------------------------------------------------

METALS & MINING (0.5%)
BHP Billiton                                          77,500           1,595,516
Rio Tinto                                             14,600             802,953
                                                                    ------------
Total                                                                  2,398,469
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Marks & Spencer Group                                138,610           1,479,883
--------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER (0.2%)
Intl Power                                           178,500             969,160
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
BG Group                                             127,670           1,715,782
BP                                                   367,985           4,539,453
Tullow Oil                                           538,000           4,036,992
                                                                    ------------
Total                                                                 10,292,227
--------------------------------------------------------------------------------

PHARMACEUTICALS (1.9%)
AstraZeneca                                           58,340           3,223,404
GlaxoSmithKline                                      204,900           5,813,762
                                                                    ------------
Total                                                                  9,037,166
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------

ISSUER                                                 SHARES          VALUE(A)
UNITED KINGDOM (CONT.)

REAL ESTATE (0.2%)
Workspace Group                                      175,000        $  1,033,127
--------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
Northgate                                             66,500           1,333,890
--------------------------------------------------------------------------------

SOFTWARE (0.2%)
Sage Group                                           175,000             797,781
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.0%)
Kensington Group                                      40,000             825,681
Northern Rock                                        100,000           1,932,910
Paragon Group of Companies                           160,000           2,077,330
                                                                    ------------
Total                                                                  4,835,921
--------------------------------------------------------------------------------

TOBACCO (0.7%)
British American Tobacco                              67,040           1,713,909
Imperial Tobacco Group                                50,500           1,569,158
                                                                    ------------
Total                                                                  3,283,067
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Wolseley                                              46,500           1,164,204
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
BBA Group                                            200,000             957,337
--------------------------------------------------------------------------------

UNITED STATES (0.2%)

FOOD & STAPLES RETAILING
Central European Distribution                         19,000(b)          779,950
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $367,989,366)                                                $454,883,623
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCKS (1.0%)(C)
--------------------------------------------------------------------------------

ISSUER                                                 SHARES          VALUE(A)
UNITED KINGDOM (CONT.)
BRAZIL (0.2%)
Caemi Mineracao
  e Metalurgica                                      585,000        $  1,076,894
--------------------------------------------------------------------------------

GERMANY (0.8%)
Porsche                                                2,580           2,572,612
Hugo Boss                                             25,000           1,182,562
                                                                    ------------
Total                                                                  3,755,174
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $3,199,059)                                                  $  4,832,068
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
19 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.3%)
--------------------------------------------------------------------------------

ISSUER          EFFECTIVE            AMOUNT             VALUE(A)
                  YIELD            PAYABLE AT
                                    MATURITY
COMMERCIAL PAPER
Gemini Securitization
   05-01-06        4.82%           $5,400,000(d)      $  5,397,831
General Electric Capital
   05-01-06        4.83             5,600,000            5,597,746
------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $10,997,051)                                   $ 10,995,577
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $382,185,476)(f)                               $470,711,268
==================================================================

NOTES TO INVESTMENTS IN SECURITIES

(A) Securities are valued by procedures described in Note 1 to the financial statements.

(B)   Non-income producing.

(C)   Foreign security values are stated in U.S. dollars.

(D) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $5,397,831 or 1.2% of net assets.

(E) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $584,816 or 0.1% of net assets.

(F) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $382,185,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 91,718,000
      Unrealized depreciation                                        (3,192,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 88,526,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
20 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RiverSource International Aggressive Growth Fund

APRIL 30, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
  (identified cost $382,185,476)                                                                  $470,711,268
Cash in bank on demand deposit                                                                       1,268,224
Foreign currency holdings (identified cost $3,805,968) (Note 1)                                      3,843,868
Capital shares receivable                                                                              235,735
Dividends and accrued interest receivable                                                              927,074
Receivable for investment securities sold                                                            6,722,220
Unrealized appreciation on foreign currency contracts held, at value (Note 5)                          138,521
---------------------------------------------------------------------------------------------------------------
Total assets                                                                                       483,846,910
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Capital shares payable                                                                                  57,173
Payable for investment securities purchased                                                         15,047,771
Unrealized depreciation on foreign currency contracts held, at value (Note 5)                           55,814
Accrued investment management services fee                                                              12,637
Accrued distribution fee                                                                                 4,047
Accrued service fee                                                                                          2
Accrued transfer agency fee                                                                              1,213
Accrued administrative services fee                                                                      1,023
Other accrued expenses                                                                                 114,832
---------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   15,294,512
---------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                $468,552,398
===============================================================================================================
---------------------------------------------------------------------------------------------------------------
REPRESENTED BY
---------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                          $    499,384
Additional paid-in capital                                                                         312,259,694
Excess of distributions over net investment income                                                  (2,153,789)
Accumulated net realized gain (loss)                                                                69,357,133
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies (Note 5)                       88,589,976
---------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                          $468,552,398
===============================================================================================================
Net assets applicable to outstanding shares:                  Class A                             $280,608,235
                                                              Class B                             $ 73,718,050
                                                              Class C                             $  4,443,724
                                                              Class I                             $109,036,159
                                                              Class Y                             $    746,230
Net asset value per share of outstanding capital stock:       Class A shares      29,824,711      $       9.41
                                                              Class B shares       8,061,707      $       9.14
                                                              Class C shares         485,987      $       9.14
                                                              Class I shares      11,487,021      $       9.49
                                                              Class Y shares          78,928      $       9.45
---------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
21 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource International Aggressive Growth Fund

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
Income:
Dividends                                                                        $   3,220,069
Interest                                                                               208,414
Fee income from securities lending (Note 3)                                              2,399
      Less foreign taxes withheld                                                     (300,996)
-----------------------------------------------------------------------------------------------
Total income                                                                         3,129,886
-----------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                   1,894,030
Distribution fee
      Class A                                                                          302,669
      Class B                                                                          323,543
      Class C                                                                           18,742
Transfer agency fee                                                                    313,396
Incremental transfer agency fee
      Class A                                                                           24,998
      Class B                                                                           13,042
      Class C                                                                              694
Service fee -- Class Y                                                                     299
Administrative services fees and expenses                                              160,897
Compensation of board members                                                            5,475
Custodian fees                                                                         123,529
Printing and postage                                                                    62,590
Registration fees                                                                       37,159
Audit fees                                                                              11,000
Other                                                                                   21,015
-----------------------------------------------------------------------------------------------
Total expenses                                                                       3,313,078
      Earnings credits on cash balances (Note 2)                                        (4,907)
-----------------------------------------------------------------------------------------------
Total net expenses                                                                   3,308,171
Investment income (loss) -- net                                                       (178,285)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on:
      Security transactions (Note 3)                                                72,278,235
      Foreign currency transactions                                                   (142,503)
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                             72,135,732
Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies            28,668,729
-----------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                              100,804,461
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  $ 100,626,176
===============================================================================================


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource International Aggressive Growth Fund

                                                                                     APRIL 30, 2006     OCT. 31, 2005
                                                                                    SIX MONTHS ENDED      YEAR ENDED
                                                                                      (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                       $   (178,285)      $    992,981
Net realized gain (loss) on investments                                                 72,135,732         26,778,405
Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                28,668,729         21,638,580
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        100,626,176         49,409,966
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
      Net Investment income
              Class A                                                                   (1,844,615)          (231,176)
              Class B                                                                      (82,729)           (91,817)
              Class C                                                                       (4,225)              (498)
              Class I                                                                   (1,116,152)                --
              Class Y                                                                       (5,241)                --
      Net realized gain
              Class A                                                                  (16,961,181)        (3,059,531)
              Class B                                                                   (4,727,673)          (910,373)
              Class C                                                                     (266,313)           (55,085)
              Class I                                                                   (6,858,477)          (511,221)
              Class Y                                                                      (38,745)            (3,753)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (31,905,351)        (4,863,454)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------
Proceeds from sales
      Class A shares (Note 2)                                                           33,279,139         70,760,178
      Class B shares                                                                     8,930,606         18,857,566
      Class C shares                                                                       768,231            804,929
      Class I shares                                                                    17,988,287         58,977,112
      Class Y shares                                                                       151,205            293,093
Reinvestment of distributions at net asset value
      Class A shares                                                                    18,411,163          3,224,329
      Class B shares                                                                     4,739,718            897,535
      Class C shares                                                                       266,034             54,174
      Class I shares                                                                     7,973,544            602,799
      Class Y shares                                                                        42,563              3,942
Payments for redemptions
      Class A shares                                                                   (27,365,402)       (38,010,772)
      Class B shares (Note 2)                                                           (8,500,085)       (13,707,069)
      Class C shares (Note 2)                                                             (484,137)          (796,488)
      Class I shares                                                                   (16,321,528)        (5,338,245)
      Class Y shares                                                                       (65,839)           (18,603)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                       39,813,499         96,604,480
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                108,534,324        141,150,992
Net assets at beginning of period                                                      360,018,074        218,867,082
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                           $468,552,398       $360,018,074
======================================================================================================================
Undistributed (excess of distributions over) net investment income                    $ (2,153,789)      $  1,077,458
----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements


--------------------------------------------------------------------------------
23 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource International Aggressive Growth Fund

(Unaudited as to April 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource International Managers Series, Inc. (formerly AXP Partners International Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of foreign issuers that offer strong growth potential.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At April 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-to-funds owned 100% of Class I shares, which represents 23.27% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of


--------------------------------------------------------------------------------
24 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------
the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


--------------------------------------------------------------------------------
25 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
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

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2006, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.


--------------------------------------------------------------------------------
26 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
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

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investment, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.00% to 0.875% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Multi-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $144,394 for the six months ended April 30, 2006.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

The Investment Manager has Subadvisory Agreements with Columbia Wanger Asset Management, L.P. and Principal Global Investors, LLC (Principal). Effective April 24, 2006, Principal replaced American Century Global Investment Management, Inc. as subadviser to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.


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   - 2006 SEMIANNUAL REPORT
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

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $376,838 for Class A, $54,888 for Class B and $155 for Class C for the six months ended April 30, 2006.

During the six months ended April 30, 2006, the Fund's custodian and transfer agency fees were reduced by $4,907 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $334,987,435 and $327,858,477, respectively, for the six months ended April 30, 2006. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with the subadvisers were $8,189 for the six months ended April 30, 2006.

Income from securities lending amounted to $2,399 for the six months ended April 30, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


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28 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
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

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                             SIX MONTHS ENDED APRIL 30, 2006
                                           CLASS A          CLASS B         CLASS C         CLASS I        CLASS Y
-------------------------------------------------------------------------------------------------------------------
Sold                                      3,886,672        1,071,777         92,471        2,107,561        17,611
Issued for reinvested distributions       2,307,163          610,002         34,238          992,969         5,313
Redeemed                                 (3,189,622)      (1,017,909)       (58,097)      (1,768,543)       (7,733)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   3,004,213          663,870         68,612        1,331,987        15,191
-------------------------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED OCT. 31, 2005
                                           CLASS A          CLASS B         CLASS C         CLASS I        CLASS Y
-------------------------------------------------------------------------------------------------------------------
Sold                                      9,296,137        2,544,007        108,973        7,713,932        37,367
Issued for reinvested distributions         443,511          126,235          7,620           82,350           540
Redeemed                                 (4,981,355)      (1,823,857)      (107,794)        (695,565)       (2,507)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   4,758,293          846,385          8,799        7,100,717        35,400
-------------------------------------------------------------------------------------------------------------------

5. FORWARD FOREIGN CURRENCY CONTRACTS

At April 30, 2006, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                          CURRENCY TO             CURRENCY TO         UNREALIZED         UNREALIZED
EXCHANGE DATE            BE DELIVERED             BE RECEIVED       APPRECIATION        DEPRECIATION
------------------------------------------------------------------------------------------------------
May 1, 2006                 1,699,627               1,277,916           $   --             $13,291
                    Australian Dollar             U.S. Dollar
May 1, 2006                 2,050,914               1,542,041               --              16,038
                    Australian Dollar             U.S. Dollar
May 1, 2006                 3,069,608               2,307,977               --              24,004
                    Australian Dollar             U.S. Dollar
May 1, 2006                    56,015                  74,500              583                  --
                          U.S. Dollar       Australian Dollar
May 1, 2006                   568,842                 756,560            5,916                  --
                          U.S. Dollar       Australian Dollar
May 1, 2006                   777,463               1,034,025            8,086                  --
                          U.S. Dollar       Australian Dollar
May 1, 2006                   778,836               1,035,851            8,100                  --
                          U.S. Dollar       Australian Dollar
May 1, 2006                   809,208               1,076,247            8,416                  --
                          U.S. Dollar       Australian Dollar
May 1, 2006                   809,754               1,076,973            8,422                  --
                          U.S. Dollar       Australian Dollar
May 1, 2006                   810,836               1,078,411            8,433                  --
                          U.S. Dollar       Australian Dollar
May 1, 2006                   842,741               1,120,845            8,765                  --
                          U.S. Dollar       Australian Dollar


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29 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                              CURRENCY TO                    CURRENCY TO       UNREALIZED       UNREALIZED
EXCHANGE DATE                 BE DELIVERED                   BE RECEIVED      APPRECIATION     DEPRECIATION
-------------------------------------------------------------------------------------------------------------
May 1, 2006                        851,301                     1,132,229         $ 8,854          $   --
                               U.S. Dollar             Australian Dollar
May 1, 2006                      1,094,879                     1,456,188          11,387              --
                               U.S. Dollar             Australian Dollar
May 1, 2006                      1,163,225                     1,547,089          12,098              --
                               U.S. Dollar             Australian Dollar
May 1, 2006                      1,413,546                     1,880,016          14,702              --
                               U.S. Dollar             Australian Dollar
May 1, 2006                         58,636                     6,723,828             422              --
                               U.S. Dollar                  Japanese Yen
May 1, 2006                        708,283                     1,121,091           7,086              --
                               U.S. Dollar            New Zealand Dollar
May 2, 2006                         23,931                        31,596              73              --
                               U.S. Dollar             Australian Dollar
May 2, 2006                        214,853                       120,416           4,726              --
                               U.S. Dollar                 British Pound
May 2, 2006                         70,792                        79,499             317              --
                               U.S. Dollar               Canadian Dollar
May 2, 2006                        249,209                       312,234              --           2,118
                    European Monetary Unit                   U.S. Dollar
May 2, 2006                         54,342                        43,571             619              --
                               U.S. Dollar        European Monetary Unit
May 2, 2006                         93,340                        74,917           1,161              --
                               U.S. Dollar        European Monetary Unit
May 2, 2006                        420,115                       337,195           5,223              --
                               U.S. Dollar        European Monetary Unit
May 2, 2006                        525,818                       422,036           6,537              --
                               U.S. Dollar        European Monetary Unit
May 2, 2006                        554,877                       445,359           6,899              --
                               U.S. Dollar        European Monetary Unit
May 2, 2006                         39,545                     4,508,109              52              --
                               U.S. Dollar                  Japanese Yen
May 2, 2006                         60,128                        37,876              --             165
                          Singapore Dollar                   U.S. Dollar
May 3, 2006                        261,856                       344,684              --              --
                               U.S. Dollar             Australian Dollar
May 3, 2006                        592,152                       662,796             689              --
                               U.S. Dollar               Canadian Dollar
May 3, 2006                        138,890                       110,846             943              --
                               U.S. Dollar        European Monetary Unit
May 3, 2006                         63,752                        40,260              --              76
                          Singapore Dollar                   U.S. Dollar
May 4, 2006                         36,597                        28,967              --              58
                               U.S. Dollar        European Monetary Unit


--------------------------------------------------------------------------------
30 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                         CURRENCY TO         CURRENCY TO        UNREALIZED          UNREALIZED
EXCHANGE DATE           BE DELIVERED         BE RECEIVED       APPRECIATION        DEPRECIATION
--------------------------------------------------------------------------------------------------
May 4, 2006                   48,044              30,385          $     --             $    12
                    Singapore Dollar         U.S. Dollar
May 8, 2006                1,612,019              14,172                12                  --
                        Japanese Yen         U.S. Dollar
May 8, 2006                   59,131           6,726,170                --                  52
                         U.S. Dollar        Japanese Yen
--------------------------------------------------------------------------------------------------
Total                                                             $138,521             $55,814
--------------------------------------------------------------------------------------------------

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2006.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


--------------------------------------------------------------------------------
31 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


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32 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(A)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                           2006(G)       2005         2004         2003         2002
Net asset value, beginning of period                                 $ 8.05        $ 6.85       $ 5.80      $  4.56      $  5.25
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             --           .02           --          .01          .01
Net gains (losses) (both realized and unrealized)                      2.06          1.33         1.05         1.23         (.70)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       2.06          1.35         1.05         1.24         (.69)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.07)         (.01)          --           --           --
Distributions from realized gains                                      (.63)         (.14)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.70)         (.15)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 9.41        $ 8.05       $ 6.85      $  5.80      $  4.56
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $  281        $  216       $  151      $   109      $    72
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.60%(c)      1.74%(d)     1.75%(d)     1.75%(d)     1.72%(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      (.08%)(c)      .37%         .17%         .23%         .29%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                80%           67%          87%         116%         141%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       27.07%(f)     19.89%       18.15%       27.26%      (13.14%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.79%, 1.85%, 2.05% and 2.35% for the years ended Oct. 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended April 30, 2006 (Unaudited).


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33 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
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--------------------------------------------------------------------------------

CLASS B

------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(A)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                          2006(G)       2005          2004         2003         2002
Net asset value, beginning of period                                $ 7.82        $ 6.69       $  5.71       $ 4.53      $  5.25
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (.03)         (.02)         (.02)        (.02)        (.01)
Net gains (losses) (both realized and unrealized)                     1.99          1.29          1.00         1.20         (.71)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.96          1.27           .98         1.18         (.72)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.01)           --            --           --           --
Distributions from realized gains                                     (.63)         (.14)           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.64)         (.14)           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $ 9.14        $ 7.82       $  6.69       $ 5.71      $  4.53
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   74        $   58       $    44       $   36      $    24
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      2.37%(c)      2.51%(d)      2.51%(d)     2.52%(d)     2.52%(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     (.85%)(c)     (.39%)        (.59%)       (.52%)       (.46%)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               80%           67%           87%         116%         141%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                      26.47%(f)     19.13%        17.16%       26.05%      (13.71%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.56%, 2.62%, 2.82% and 3.12% for the years ended Oct. 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
34 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
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--------------------------------------------------------------------------------

CLASS C

------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(A)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                           2006(G)       2005         2004         2003         2002
Net asset value, beginning of period                                 $ 7.81        $ 6.69       $ 5.71       $ 4.52      $  5.25
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           (.03)         (.02)        (.02)        (.02)        (.01)
Net gains (losses) (both realized and unrealized)                      2.00          1.28         1.00         1.21         (.72)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.97          1.26          .98         1.19         (.73)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.01)           --           --           --           --
Distributions from realized gains                                      (.63)         (.14)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.64)         (.14)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 9.14        $ 7.81       $ 6.69       $ 5.71      $  4.52
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    4        $    3       $    3       $    2      $     1
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       2.36%(c)      2.51%(d)     2.51%(d)     2.52%(d)     2.52%(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      (.84%)(c)     (.41%)       (.60%)       (.52%)       (.41%)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                80%           67%          87%         116%         141%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       26.62%(f)     18.98%       17.16%       26.27%      (13.90%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.55%, 2.61%, 2.82% and 3.12% for the years ended Oct. 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
35 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS I

------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(A)
------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                           2006(H)        2005       2004(B)
Net asset value, beginning of period                                 $ 8.13         $ 6.90      $6.62
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .02            .03        .02
Net gains (losses) (both realized and unrealized)                      2.07           1.36        .26
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       2.09           1.39        .28
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.10)          (.02)        --
Distributions from realized gains                                      (.63)          (.14)        --
------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.73)          (.16)        --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 9.49         $ 8.13      $6.90
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $  109         $   83      $  21
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                       1.13%(d)       1.28%      1.35%(d),(e)
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .41%(d)        .95%       .55%(d)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                80%            67%        87%
------------------------------------------------------------------------------------------------------------------
Total return(f)                                                       27.32%(g)      20.42%      4.23%(g)
------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 1.36% for the period ended Oct. 31, 2004.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
36 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS Y

------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(A)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                           2006(G)      2005         2004         2003          2002
Net asset value, beginning of period                                 $ 8.09       $ 6.88       $ 5.82       $ 4.57       $  5.25
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .01          .02          .01          .02           .01
Net gains (losses) (both realized and unrealized)                      2.06         1.34         1.05         1.23          (.69)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       2.07         1.36         1.06         1.25          (.68)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.08)        (.01)          --           --            --
Distributions from realized gains                                      (.63)        (.14)          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.71)        (.15)          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 9.45       $ 8.09       $ 6.88       $ 5.82       $  4.57
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    1       $    1       $   --       $   --       $    --
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.42%(c)     1.57%(d)     1.58%(d)     1.56%(d)      1.52%(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       .11%(c)      .58%         .40%         .28%          .41%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                80%          67%          87%         116%          141%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                       27.18%(f)    20.07%       18.29%       27.47%       (12.94%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.61%, 1.69%, 1.88% and 9.17% for the years ended Oct. 31, 2005, 2004, 2003 and 2002, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
37 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
38 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                                BEGINNING            ENDING          EXPENSES
                                             ACCOUNT VALUE       ACCOUNT VALUE      PAID DURING         ANNUALIZED
                                              NOV. 1, 2005       APRIL 30, 2006    THE PERIOD(A)      EXPENSE RATIO
-----------------------------------------------------------------------------------------------------------------------
 Class A
-----------------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000             $1,270.70          $8.91              1.60%
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000             $1,016.67          $7.91              1.60%
-----------------------------------------------------------------------------------------------------------------------
 Class B
-----------------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000             $1,264.70         $13.16              2.37%
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000             $1,012.90         $11.70              2.37%
-----------------------------------------------------------------------------------------------------------------------
 Class C
-----------------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000             $1,266.20         $13.11              2.36%
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000             $1,012.95         $11.65              2.36%
-----------------------------------------------------------------------------------------------------------------------
 Class I
-----------------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000             $1,273.20         $6.30               1.13%
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000             $1,018.98         $5.59               1.13%
-----------------------------------------------------------------------------------------------------------------------
 Class Y
-----------------------------------------------------------------------------------------------------------------------
   Actual(b)                                     $1,000             $1,271.80         $7.91               1.42%
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)      $1,000             $1,017.56         $7.02               1.42%
-----------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended April 30, 2006:
      +27.07% for Class A, +26.47% for Class B, +26.62% for Class C, +27.32% for
      Class I and +27.18% for Class Y.


--------------------------------------------------------------------------------
39 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors/Trustees (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

The Fund operates under an order from the Securities and Exchange Commission that permits the investment manager, subject to the approval of the Board, to appoint unaffiliated subadvisers or change the terms of subadvisory agreements without first obtaining shareholder approval. As a basis for making its determination, the Board monitors the investment performance of the Fund throughout the year using a number of benchmarks and comparison periods of one, three and five years, as well as, the entire period during which the subadviser has managed its portion of the investment portfolio. On an annual basis the Board assesses the operating capabilities of the subadviser, such as adherence to the investment strategies of the Fund, compliance with its code of ethics and all applicable legal requirements, and its working relationship with the investment manager, through reports prepared by the investment manager. During the year, if there is a change in the composition of the subadviser's management team or if other circumstances so require, the Board will re-assess the operating capabilities. The Board also considers the fees paid by the investment manager to the subadviser and any business relationships that exist between the investment manager and its affiliates and the subadviser. Based on its review and evaluation, at a meeting of the Board held on April 12-13, 2006, the Board, including all of its independent members, determined to approve the continuation of the subadvisory agreement with Columbia Wanger Asset Management, L.P. and to terminate the subadvisory agreement with American Century Global Investment Management, Inc. ("ACGIM") and approve a new subadvisory agreement with Principal Global Investors, LLC ("Principal Global"). The recommendation to replace ACGIM with Principal Global was made by RiverSource Investments in the ordinary course of its ongoing evaluation of the subadvisers.


--------------------------------------------------------------------------------
40 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

In evaluating the recommendation to hire Principal Global as a subadviser for the Fund, the Board considered, among other factors:

o The favorable history, reputation, qualification and background of the subadviser, as well as the qualifications of the subadviser's personnel and its financial condition.

o The expertise that the subadviser offers in providing portfolio management services to other similar portfolios and the performance history of those portfolios.

o     The subadviser's proposed investment strategy for the Fund.

o The subadviser's long- and short-term performance relative to comparable mutual funds and unmanaged indexes.

o     The compliance program of the subadviser.

Based on the foregoing analysis, the Board concluded that the approval of a new subadvisory agreement with Principal Global is in the best interests of the Fund and its shareholders.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
41 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                            AFFIRMATIVE             WITHHOLD
--------------------------------------------------------------------------------
   Kathleen Blatz                          316,795,755.48       10,217,717.86
--------------------------------------------------------------------------------
   Arne H. Carlson                         316,781,464.98       10,232,008.36
--------------------------------------------------------------------------------
   Patricia M. Flynn                       317,188,932.67        9,824,540.67
--------------------------------------------------------------------------------
   Anne P. Jones                           316,477,075.31       10,536,398.03
--------------------------------------------------------------------------------
   Jeffrey Laikind                         316,500,141.24       10,513,332.10
--------------------------------------------------------------------------------
   Stephen R. Lewis, Jr.                   317,009,706.00       10,003,767.34
--------------------------------------------------------------------------------
   Catherine James Paglia                  317,057,922.85        9,955,550.49
--------------------------------------------------------------------------------
   Vikki L. Pryor                          317,459,983.94        9,553,489.40
--------------------------------------------------------------------------------
   Alan K. Simpson                         315,358,844.25       11,654,629.09
--------------------------------------------------------------------------------
   Alison Taunton-Rigby                    317,205,767.59        9,807,705.75
--------------------------------------------------------------------------------
   William F. Truscott                     316,940,775.53       10,072,697.81
--------------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

      AFFIRMATIVE             AGAINST            ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
     311,548,142.76       10,000,267.65       5,465,062.93            0.00
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

      AFFIRMATIVE             AGAINST            ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
     313,880,720.48       8,012,998.85        5,119,754.01           0.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

DIVERSIFICATION

            AFFIRMATIVE          AGAINST         ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
          312,863,920.76      7,786,397.20    6,363,155.38           0.00
--------------------------------------------------------------------------------

LENDING

            AFFIRMATIVE          AGAINST         ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
          310,823,673.50      10,299,114.46   5,890,685.38           0.00
--------------------------------------------------------------------------------

BORROWING

            AFFIRMATIVE          AGAINST         ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
          312,369,932.83      8,947,295.36    5,696,245.15            0.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
43 - RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND
   - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RIVERSOURCE(SM) INTERNATIONAL AGGRESSIVE GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS

[RiverSource Investments]

                         This report must be accompanied or preceded by the
                         Fund's current prospectus. RiverSource Funds are
RIVERSOURCE [LOGO](SM)   managed by RiverSource Investments, LLC and distributed
        INVESTMENTS      by Ameriprise Financial Services, Inc., Member NASD.
                         Both companies are part of Ameriprise Financial, Inc.

                                                                 S-6254 F (6/06)

  Semiannual Report
                                              [RIVERSOURCE INVESTMENTS logo]




  RIVERSOURCE(SM)
  INTERNATIONAL EQUITY FUND


----------------------------------------------------------------------------

  SEMIANNUAL REPORT FOR THE
  PERIOD ENDED APRIL 30, 2006


> RIVERSOURCE INTERNATIONAL EQUITY
  FUND SEEKS TO PROVIDE SHAREHOLDERS
  WITH LONG-TERM GROWTH OF CAPITAL.


----------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot................................................2

Performance Summary..........................................3

Questions & Answers with Portfolio Management................5

Investments in Securities....................................8

Financial Statements........................................14

Notes to Financial Statements...............................17

Fund Expenses Example.......................................30

Approval of Investment Management Services Agreement........32

Proxy Voting................................................32

Results of Meeting of Shareholders..........................33




                                [DALBAR logo]
RiverSource Funds' shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

--------------------------------------------------------------------------------
1 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUND SNAPSHOT AT APRIL 30, 2006


PORTFOLIO MANAGERS                           <

THE BOSTON COMPANY ASSET MANAGEMENT, LLC

PORTFOLIO MANAGERS       SINCE    YEARS IN INDUSTRY
D. Kirk Henry, CFA       10/02         24
Clifford A. Smith, CFA   10/02         19
MARSICO CAPITAL MANAGEMENT, LLC

PORTFOLIO MANAGER        SINCE    YEARS IN INDUSTRY
James G. Gendelman       10/04         18

FUND OBJECTIVE                               <

The Fund seeks to provide shareholders with long-term growth of capital.

Inception dates by class
A: 10/3/02   B: 10/3/02   C: 10/3/02   I: 3/4/04   Y: 10/3/02

Ticker symbols by class
A: AAICX     B: APCBX     C: --        I: AILIX    Y: --

Total net assets                $198.7 million

Number of holdings                         172

STYLE MATRIX                                 <

[STYLE/SIZE box]

Shading within the style matrix indicates areas in which the Fund generally invests.

COUNTRY COMPOSITION

[pie chart]

Percentage of portfolio assets

Japan 24.3%
United Kingdom 13.8%
Switzerland 10.5%
France 10.3%
Germany 8.8%
Mexico 4.7%
Canada 4.0%
Netherlands 3.1%
Brazil 2.1%
Hong Kong 2.1%
Singapore 2.1%
Australia 1.9%
Italy 1.9%
South Korea 1.9%
Ireland 1.2%
Spain 1.2%
Austria 1.0%
Other* 5.1%

* Includes Belgium, China, Finland, Greece, India, South Africa, Sweden, Taiwan and Cash & Short-Term Securities.

TOP TEN HOLDINGS                             <

Percentage of portfolio assets

UBS (Switzerland)                       2.7%
America Movil ADR Series L (Mexico)     2.1
CEMEX ADR (Mexico)                      2.1
Continental (Germany)                   2.0
Vallourec (France)                      1.7
Talisman Energy (Canada)                1.6
Mitsubishi UFJ Financial Group (Japan)  1.6
Hypo Real Estate Holding (Germany)      1.5
ABB (Switzerland)                       1.5
BP (United Kingdom)                     1.5

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Investment products involve risks including possible loss of principal and fluctuation in value.

International investing involves increased risk and volatility, not typically associated with domestic investing, due to potential political and economic instability, limited liquidity, volatile prices, lack of accounting, auditing, and financial reporting standards, changes in currency exchange rates, and differences in how trades are cleared and settled. Risks are particularly significant in emerging markets due to the dramatic pace of economic, social, and political changes.

Fund holdings are as of the date given, are subject to change at any time and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------
2 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

PERFORMANCE COMPARISON
For the six-month period ended April 30, 2006

[graph]

RiverSource International Equity Fund Class A
  (excluding sales charge)                          +25.45%
Morgan Stanley Capital International (MSCI)
  EAFE Index(1) (unmanaged)                         +23.10%
Lipper International Funds Index(2)                 +24.13%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper International Funds Index includes the 30 largest international funds (growth and value) tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
3 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS                                                                    <
                        CLASS A            CLASS B            CLASS C         CLASS I    CLASS Y
(INCEPTION DATES)      (10/3/02)          (10/3/02)          (10/3/02)        (3/4/04)  (10/3/02)
                                                AFTER              AFTER
                    NAV(1)  POP(2)     NAV(1)  CDSC(3)    NAV(1)  CDSC(4)      NAV(5)     NAV(5)
AT APRIL 30, 2006
6 months*          +25.45%  +18.24%   +24.92%  +19.92%   +24.86%  +23.86%     +25.77%    +25.46%
1 year             +37.64%  +29.73%   +36.62%  +31.62%   +36.55%  +35.55%     +38.33%    +37.82%
3 years            +26.93%  +24.45%   +25.93%  +25.09%   +25.89%  +25.89%       N/a      +27.09%
Since inception    +23.34%  +21.31%   +22.38%  +21.87%   +22.34%  +22.34%     +20.42%    +23.55%

AT MARCH 31, 2006
6 months*          +17.21%  +10.48%   +16.61%  +11.61%   +16.70%  +15.70%     +17.40%    +17.24%
1 year             +27.95%  +20.58%   +26.89%  +21.89%   +26.79%  +25.79%     +28.46%    +27.96%
3 years            +28.88%  +26.36%   +27.85%  +27.03%   +27.86%  +27.86%       N/a      +29.07%
Since inception    +22.36%  +20.30%   +21.36%  +20.83%   +21.37%  +21.37%     +18.64%    +22.53%

(1) Excluding sales charge.
(2) Returns at public offering price (POP) reflect a sales charge of 5.75%.
(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.
(4) 1% CDSC applies to redemptions made within the first year of purchase.
(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.
* Not annualized.

--------------------------------------------------------------------------------
4 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS
                  WITH PORTFOLIO MANAGEMENT

RiverSource International Equity Fund rose 25.45% for the six-month period ending April 30, 2006 (Class A shares, excluding sales charge), outperforming its benchmark, the MSCI EAFE Index, which rose 23.10% during the same period. The Fund also outperformed the Lipper International Funds Index, which increased 24.13%.

RiverSource International Equity Fund's portfolio is managed by two independent money management firms that each invest a portion of the Fund's assets in a blend of growth and value stocks of foreign companies to seek long-term growth of capital. The Boston Company Asset Management, LLC (The Boston Company) and Marsico Capital Management, LLC (Marsico) each managed approximately 50% of the Fund's assets as of April 30, 2006. Below, each subadviser discusses results and positioning for their portion of the Fund for the first half of the fiscal year.

Q:    What factors affected performance for this period?

      THE BOSTON COMPANY: The international markets extended a three-year rally during the period as merger activity and earnings announcements overshadowed a hawkish tone in global monetary policy. Our portion of the Fund's strategy slightly trailed the MSCI EAFE Index during the last six months despite solid performance in the Netherlands, Hong Kong and Italy.

      Office equipment maker Canon delivered results that were well ahead of Wall Street forecasts. UniCredito Italiano shares advanced as their acquisition of HVB was finalized during the period. Rohm shares appreciated largely due to a string of upgrades from Wall Street analysts after results in November. Nissan Motor advanced after selling a portion of its stake in Nissan Diesel to Volvo to promote joint commercial vehicle development. French bank Credit Agricole issued a bright outlook for 2006 after exceeding consensus forecasts.

      Country allocation was positive during the period, primarily driven by our smaller-than-MSCI EAFE Index position in the United Kingdom and Australia. As both countries performed below the broader MSCI EAFE Index, our smaller positions proved to be beneficial. This was partially offset by our small position in oil rich Norway.

      Telecommunication services exposure detracted from sector allocation. Specific company events, ranging from unexpected acquisitions to reduced guidance, have damaged investor sentiment. France Telecom announced a management change and organization reshuffle in response to last quarter's profit warning. Negative sentiment has hit the telecom sector despite high cash flow generation and generally prudent

--------------------------------------------------------------------------------
5 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS


> ENERGY INVESTMENTS AND REAL ESTATE POSITIONS
  ACROSS THE GLOBE WERE STRONG PERFORMERS FOR THE
  FUND DURING THE SIX-MONTH PERIOD.

  -- MARSICO

      capital management. Finally, Nippon Express declined during the period after a disappointing set of results, mainly driven by a poor performance in their trucking business.

      MARSICO: Latin American mobile communications provider America Movil, benefited the Fund, as did positions in French steel producer Vallourec SA, the largest individual contributor. Swiss power and automation technologies company ABB Ltd. was a strong contributor during the period.

      Consumer discretionary positions, such as German tire and auto components manufacturer Continental, telecommunications equipment and services retailer Carphone Warehouse Group based in the U.K., Japanese automobile manufacturer Toyota Motor, and British pub and restaurant operator Enterprise Inns, also combined to benefit results.

      Energy investments and real estate positions across the globe were strong performers for the Fund during the six-month period.

Q:    What changes did you make to the portfolio during the period?

      THE BOSTON COMPANY: Amidst the euphoria surrounding mergers and acquisition activity within the European utilities sector, the stocks of certain acquirers have been discounted. As a result, two new names have been added to the portfolio in this group: Gas Natural of Spain and Enel of Italy. During this uncertain period, we feel Gas Natural has been overly discounted, thus we have established a position in the portfolio. Similarly, we have added Enel which has been relatively weak due to concern over the Italian election, in addition to their potential to launch a hostile counter-bid for Suez of France.

--------------------------------------------------------------------------------
6 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS


> COUNTRY ALLOCATION WAS POSITIVE DURING THE PERIOD,
  PRIMARILY DRIVEN BY OUR SMALLER-THAN-MSCI EAFE INDEX
  POSITION IN THE UNITED KINGDOM AND AUSTRALIA.

  -- BOSTON COMPANY

      MARSICO: On a sector allocation basis, there were a few significant shifts during the reporting period. (The Fund's sector weightings are a residual result of the entire investment process, not a central decision-making tool.) As the investment team identifies macroeconomic themes and companies with the litany of attributes we look for, individual stocks are purchased and sold. The shifts identified in this section may have resulted from macroeconomic thematic changes as well as finding new investment ideas for inclusion into the mix. The most dramatic sector increases were in the industrials, materials and energy sectors. The largest shifts that involved downsizing sector allocations included health care and information technology. Allocations in the remaining economic sectors remained largely the same during the reporting period.

Q:    How are you positioning the fund  going forward?

      THE BOSTON COMPANY: We continue to adhere to our strict sell discipline as Fuji Heavy Inds and Shin-Etsu Chemical have all been sold from the portfolio due to significant share price appreciation. Despite another strong start in 2006 for the developed international equity markets, we continue to source ideas that fit our time-tested value investment approach.

      MARSICO: As of April 30, 2006, the Fund had exposure to all 10 sectors, with an emphasis on investments within the financials, consumer discretionary, industrials and materials sectors. Compared to the MSCI EAFE Index, the Fund was significantly overweighted in the consumer discretionary and materials sectors and significantly underweighted in financials and health care.

--------------------------------------------------------------------------------
7 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource International Equity Fund
APRIL 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.3%)(c)
ISSUER                                           SHARES              VALUE(a)
AUSTRALIA (1.9%)
BEVERAGES (--%)
Coca-Cola Amatil                                  15,960              $88,269
-----------------------------------------------------------------------------

BIOTECHNOLOGY (0.7%)
CSL                                               28,908            1,267,173
-----------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Natl Australia Bank                               30,867              881,942
-----------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Amcor                                            132,786              729,345
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Tabcorp Holdings                                  45,110              524,332
-----------------------------------------------------------------------------

INSURANCE (0.1%)
Insurance Australia Group                         60,780              260,886
-----------------------------------------------------------------------------

AUSTRIA (1.0%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen Sparkassen       33,804            2,051,001
-----------------------------------------------------------------------------

BELGIUM (0.5%)
COMMERCIAL BANKS
Fortis                                            25,230              946,479
-----------------------------------------------------------------------------

BRAZIL (2.1%)
COMMERCIAL BANKS (0.7%)
UNIBANCO - Uniao de Bancos Brasileiros ADR        18,420            1,461,627
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (--%)
Telecomunicacoes Brasileiras ADR                     490               18,057
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.2%)
Petroleo Brasileiro ADR                           22,372            2,211,025
-----------------------------------------------------------------------------

REAL ESTATE (0.2%)
Gafisa                                            47,625(b)           486,296
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES              VALUE(a)
CANADA (4.0%)
FOOD & STAPLES RETAILING (1.1%)
Shoppers Drug Mart                                57,349           $2,272,416
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.7%)
Talisman Energy                                   55,833            3,153,216
-----------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Canadian Natl Railway                             54,806            2,461,337
-----------------------------------------------------------------------------

CHINA (0.5%)
OIL, GAS & CONSUMABLE FUELS
CNOOC ADR                                         12,456            1,029,862
-----------------------------------------------------------------------------

FINLAND (0.7%)
COMMUNICATIONS EQUIPMENT (0.2%)
Nokia                                              3,900               88,796
Nokia ADR                                          9,940              225,241
                                                                 ------------
Total                                                                 314,037
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
M-real Series B                                   68,070              443,056
UPM - Kymmene                                     23,684              555,674
                                                                 ------------
Total                                                                 998,730
-----------------------------------------------------------------------------

FRANCE (10.2%)
AUTO COMPONENTS (0.5%)
Valeo                                             22,657              970,561
-----------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Peugeot                                            9,540              626,959
-----------------------------------------------------------------------------

COMMERCIAL BANKS (1.0%)
BNP Paribas                                       10,450              987,304
BNP Paribas-New                                    1,045(b)            95,369
Credit Agricole                                   21,900              882,332
                                                                 ------------
Total                                                               1,965,005
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.3%)
Lafarge                                            4,210              517,773
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES              VALUE(a)
FRANCE (CONT.)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
France Telecom                                    68,560           $1,600,773
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
Carrefour                                         30,810            1,786,954
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Thomson                                           27,080              560,203
-----------------------------------------------------------------------------

MACHINERY (1.7%)
Vallourec                                          2,506            3,255,900
-----------------------------------------------------------------------------

MEDIA (0.5%)
JC Decaux                                         36,410(b)         1,088,483
-----------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER (1.3%)
Veolia Environnement                              44,248            2,643,371
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.0%)
Total                                              7,018            1,940,469
-----------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Sanofi-Aventis                                    11,220            1,057,930
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
LVMH Moet Hennessy Louis Vuitton                  21,208            2,232,435
-----------------------------------------------------------------------------

GERMANY (8.6%)
AIR FREIGHT & LOGISTICS (0.8%)
Deutsche Post                                     59,970            1,598,403
-----------------------------------------------------------------------------

AIRLINES (0.4%)
Deutsche Lufthansa                                41,780              770,493
-----------------------------------------------------------------------------

AUTO COMPONENTS (1.8%)
Continental                                       32,545            3,874,102
-----------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Volkswagen                                         5,610              433,150
-----------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
Deutsche Bank                                      8,670            1,064,324
-----------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Medion                                             7,600              111,205
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Deutsche Telekom                                  46,830              845,902
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES              VALUE(a)
GERMANY (CONT.)
ELECTRIC UTILITIES (0.3%)
E.ON                                               4,830             $588,114
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
Metro                                             30,091            1,704,260
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Siemens                                            7,680              726,566
-----------------------------------------------------------------------------

INSURANCE (0.8%)
Allianz                                            3,990              667,877
Hannover Rueckversicherung                        23,190              859,713
                                                                 ------------
Total                                                               1,527,590
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Infineon Technologies                             74,580(b)           911,589
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.5%)
Hypo Real Estate Holding                          43,168            3,017,736
-----------------------------------------------------------------------------

GREECE (0.3%)
ELECTRIC UTILITIES
Public Power                                      21,760              557,196
-----------------------------------------------------------------------------

HONG KONG (2.0%)
COMMERCIAL BANKS (0.4%)
Bank of East Asia                                191,095              798,602
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Shangri-La Asia                                  886,000            1,571,348
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Citic Pacific                                     64,100              230,674
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Esprit Holdings                                  180,500            1,441,132
-----------------------------------------------------------------------------

INDIA (0.8%)
COMMERCIAL BANKS
ICICI Bank ADR                                    54,366            1,491,259
-----------------------------------------------------------------------------

IRELAND (1.2%)
COMMERCIAL BANKS
Anglo Irish Bank                                  61,253            1,009,847
Bank of Ireland                                   72,810            1,367,536
                                                                 ------------
Total                                                               2,377,383
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
9 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES              VALUE(a)
ITALY (1.9%)
COMMERCIAL BANKS (0.6%)
UniCredito Italiano                              158,360           $1,192,539
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Enel                                              23,110              199,684
-----------------------------------------------------------------------------

INSURANCE (0.3%)
Unipol                                           164,580              552,219
-----------------------------------------------------------------------------

MEDIA (0.3%)
Mediaset                                          46,790              591,980
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
Eni                                               39,400            1,202,720
-----------------------------------------------------------------------------

JAPAN (23.9%)
AUTO COMPONENTS (0.2%)
Toyoda Gosei                                      16,900              466,105
-----------------------------------------------------------------------------

AUTOMOBILES (2.0%)
Nissan Motor                                     108,500            1,426,653
Toyota Motor                                      42,500            2,486,166
                                                                 ------------
Total                                                               3,912,819
-----------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
JS Group                                          28,400              632,358
-----------------------------------------------------------------------------

CHEMICALS (0.3%)
Kuraray                                           45,000              555,336
-----------------------------------------------------------------------------

COMMERCIAL BANKS (3.0%)
77 Bank                                           83,400              656,358
Mitsubishi UFJ Financial Group                       196            3,081,598
Shinsei Bank                                     127,000              889,056
Sumitomo Mitsui Financial Group                      125            1,372,420
                                                                 ------------
Total                                                               5,999,432
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Sohgo Security Services                           14,197              232,190
-----------------------------------------------------------------------------

CONSUMER FINANCE (2.0%)
Aiful                                             14,154              845,386
Credit Saison                                     29,000            1,520,686
ORIX                                                 540              162,213
SFCG                                               1,710              391,565
Takefuji                                          16,980            1,103,663
                                                                 ------------
Total                                                               4,023,513
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES              VALUE(a)
JAPAN (CONT.)
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.3%)
Mabuchi Motor                                     11,600             $654,124
Murata Mfg                                        18,000            1,310,672
Nippon Electric Glass                             76,000            1,715,590
TDK                                                9,600              803,584
                                                                 ------------
Total                                                               4,483,970
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.3%)
AEON                                              24,500              610,079
Matsumotokiyoshi                                  18,900              551,146
Seiyu                                            583,000(b)         1,433,816
                                                                 ------------
Total                                                               2,595,041
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Ajinomoto                                         32,600              406,033
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Skylark                                           34,300              626,649
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Funai Electric                                     7,100              734,010
Misawa Homes Holdings                             15,800(b)           835,450
Rinnai                                            19,400              535,055
Sekisui Chemical                                 107,400              928,253
Sekisui House                                     61,200              947,699
                                                                 ------------
Total                                                               3,980,467
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Kao                                               28,000              752,569
-----------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.6%)
Fuji Photo Film                                   39,500            1,342,688
Sega Sammy Holdings                               48,341            1,927,695
                                                                 ------------
Total                                                               3,270,383
-----------------------------------------------------------------------------

MACHINERY (0.9%)
FANUC                                              9,939              940,212
Hino Motors                                      100,700              613,841
Minebea                                           35,700              231,101
                                                                 ------------
Total                                                               1,785,154
-----------------------------------------------------------------------------

MEDIA (0.4%)
Dentsu                                               218              758,261
-----------------------------------------------------------------------------

OFFICE ELECTRONICS (0.9%)
Canon                                             12,404              948,958
Ricoh                                             46,700              927,027
                                                                 ------------
Total                                                               1,875,985
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
10 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES              VALUE(a)
JAPAN (CONT.)
PAPER & FOREST PRODUCTS (0.2%)
Nippon Paper Group                                    96             $410,646
-----------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Astellas Pharma                                   11,900              496,487
-----------------------------------------------------------------------------

REAL ESTATE (1.2%)
Leopalace21                                       34,596            1,349,198
Sumitomo Realty & Development                     36,000              954,941
                                                                 ------------
Total                                                               2,304,139
-----------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Nippon Express                                   268,900            1,419,490
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Rohm                                              11,800            1,256,179
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Yamada Denki                                      16,700            1,820,351
-----------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.3%)
Marubeni                                         440,000            2,535,266
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
KDDI                                                 178            1,097,549
-----------------------------------------------------------------------------

MEXICO (4.6%)
BEVERAGES (0.2%)
Coca-Cola Femsa ADR                               14,900              479,780
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (2.0%)
CEMEX ADR                                         59,493            4,016,967
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telefonos de Mexico ADR Cl L                      19,940              438,481
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.2%)
America Movil ADR Series L                       113,971            4,206,670
-----------------------------------------------------------------------------

NETHERLANDS (3.0%)
BEVERAGES (0.6%)
Heineken                                          29,447            1,192,708
-----------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
ABN AMRO Holding                                  26,236              783,999
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES              VALUE(a)
NETHERLANDS (CONT.)
HOUSEHOLD DURABLES (0.6%)
Koninklijke Philips Electronics                   32,910           $1,135,339
-----------------------------------------------------------------------------

INSURANCE (0.4%)
Aegon                                             42,895              782,939
-----------------------------------------------------------------------------

MEDIA (0.3%)
VNU                                               11,220              385,101
Wolters Kluwer                                     5,035              131,151
                                                                 ------------
Total                                                                 516,252
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Royal Dutch Shell Series A                        45,950            1,574,974
-----------------------------------------------------------------------------

SINGAPORE (2.1%)
COMMERCIAL BANKS (1.3%)
DBS Group Holdings                               147,820            1,664,682
United Overseas Bank                              96,800              998,254
                                                                 ------------
Total                                                               2,662,936
-----------------------------------------------------------------------------

REAL ESTATE (0.8%)
CapitaLand                                       486,000            1,506,643
-----------------------------------------------------------------------------

SOUTH AFRICA (0.9%)
COMMERCIAL BANKS (0.3%)
Nedbank Group                                     25,664              537,602
-----------------------------------------------------------------------------

METALS & MINING (0.6%)
Anglo American                                    28,145            1,198,378
-----------------------------------------------------------------------------

SOUTH KOREA (1.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
KT ADR                                            23,400              544,518
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Korea Electric Power ADR                          19,350              441,180
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Samsung Electronics                                3,050            2,083,147
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
SK Telecom ADR                                    24,080              642,936
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
11 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES              VALUE(a)
SPAIN (1.1%)
COMMERCIAL BANKS (0.3%)
Banco Santander Central Hispano                   36,080             $559,334
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (0.0%)
Iberdrola                                          1,900               61,882
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Gamesa Tecnologica                                11,660              253,418
-----------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Gas Natural SDG                                   10,020              305,617
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Repsol YPF                                        28,020              836,956
Repsol YPF ADR                                     8,700              259,782
                                                                 ------------
Total                                                               1,096,738
-----------------------------------------------------------------------------

SWEDEN (0.7%)
COMMUNICATIONS EQUIPMENT (0.4%)
Telefonaktiebolaget LM Ericsson ADR               27,760              984,647
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Svenska Cellulosa Series B                        10,940              496,772
-----------------------------------------------------------------------------

SWITZERLAND (10.4%)
CAPITAL MARKETS (2.7%)
UBS                                               45,192            5,356,575
-----------------------------------------------------------------------------

CHEMICALS (3.3%)
Ciba Specialty Chemicals                          18,397            1,128,860
Clariant                                          28,330(b)           440,872
Lonza Group                                       36,115            2,562,586
Syngenta                                          16,848(b)         2,350,189
                                                                 ------------
Total                                                               6,482,507
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.5%)
ABB                                              210,885(b)         3,009,727
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Nestle                                             4,972            1,516,415
-----------------------------------------------------------------------------

INSURANCE (0.5%)
Swiss Reinsurance                                 14,210            1,036,934
-----------------------------------------------------------------------------

PHARMACEUTICALS (1.6%)
Novartis                                          19,900            1,141,659
Roche Holding                                     13,267            2,040,006
                                                                 ------------
Total                                                               3,181,665
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES              VALUE(a)
TAIWAN (0.3%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
United Microelectronics ADR                      183,640             $692,323
-----------------------------------------------------------------------------

UNITED KINGDOM (13.7%)
AUTO COMPONENTS (0.2%)
GKN                                               64,860              370,783
-----------------------------------------------------------------------------

BEVERAGES (1.4%)
Diageo                                           174,212            2,874,963
-----------------------------------------------------------------------------

COMMERCIAL BANKS (2.0%)
Barclays                                          90,791            1,134,068
HSBC Holdings                                     56,716              979,920
Royal Bank of Scotland Group                      50,840            1,660,377
                                                                 ------------
Total                                                               3,774,365
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (--%)
Rentokil Initial                                  17,440               50,803
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
BT Group                                         148,437              593,455
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
Stolt Offshore                                    78,113(b)         1,276,501
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Boots Group                                       45,866              586,293
J Sainsbury                                       74,496              454,057
                                                                 ------------
Total                                                               1,040,350
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Unilever                                         108,516            1,152,645
-----------------------------------------------------------------------------

GAS UTILITIES (0.6%)
Centrica                                         203,240            1,107,191
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Enterprise Inns                                   71,175            1,210,918
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Reckitt Benckiser                                 65,123            2,373,848
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Smiths Group                                      38,530              716,295
-----------------------------------------------------------------------------

MEDIA (0.6%)
Reed Elsevier                                     67,250              668,336
Trinity Mirror                                    51,690              517,469
                                                                 ------------
Total                                                               1,185,805
-----------------------------------------------------------------------------

METALS & MINING (0.5%)
BHP Billiton                                      48,896            1,006,637
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES              VALUE(a)
UNITED KINGDOM (CONT.)
OIL, GAS & CONSUMABLE FUELS (1.5%)
BP                                               243,887           $3,008,584
-----------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
GlaxoSmithKline                                   87,173            2,473,417
-----------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Carphone Warehouse Group                         184,388            1,128,897
Travis Perkins                                     6,050              173,536
                                                                 ------------
Total                                                               1,302,433
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Vodafone Group                                   682,076            1,610,676
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $156,233,376)                                             $195,389,060
-----------------------------------------------------------------------------

SHORT-TERM SECURITIES (0.3%)

ISSUER                           EFFECTIVE            AMOUNT         VALUE(a)
                                   YIELD            PAYABLE AT
                                                     MATURITY
COMMERCIAL PAPER
Gemini Securitization
     05-01-06                      4.82%             $500,000(d)     $499,799
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $499,866)                                                     $499,799
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $156,733,242)(e)                                          $195,888,859
=============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $499,799 or 0.3% of net assets.

(e) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $156,733,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $40,393,000

      Unrealized depreciation                                     (1,237,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                $39,156,000
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
13 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
RiverSource International Equity Fund

APRIL 30, 2006 (UNAUDITED)

ASSETS

Investments in securities, at value (Note 1)
    (identified cost $156,733,242)                                                                        $195,888,859
Cash in bank on demand deposit                                                                                  42,534
Foreign currency holdings (identified cost $1,523,114) (Note 1)                                              1,532,622
Capital shares receivable                                                                                       64,963
Dividends and accrued interest receivable                                                                      444,227
Receivable for investment securities Sold                                                                    2,902,944
Unrealized appreciation on foreign currency contracts held, at value (Note 5)                                   15,667
------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                               200,891,816
------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Capital shares payable                                                                                          26,471
Payable for investment securities purchased                                                                  2,056,858
Unrealized depreciation on foreign currency contracts held, at value (Note 5)                                      156
Accrued investment management services fee                                                                       5,270
Accrued distribution fee                                                                                         1,559
Accrued service fee                                                                                                  1
Accrued transfer agency fee                                                                                        331
Accrued administrative services fee                                                                                435
Other accrued expenses                                                                                          69,320
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                            2,160,401
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                        $198,731,415
========================================================================================================================

REPRESENTED BY

Capital stock -- $.01 par value (Note 1)                                                                  $    236,815
Additional paid-in capital                                                                                 142,993,444
Excess of distributions over net investment income                                                            (206,406)
Accumulated net realized gain (loss)                                                                        16,521,730
Unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies (Note 5)                             39,185,832
------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                                  $198,731,415
========================================================================================================================
Net assets applicable to outstanding shares:                          Class A                             $103,987,656
                                                                      Class B                             $ 29,257,164
                                                                      Class C                             $  1,775,014
                                                                      Class I                             $ 63,487,684
                                                                      Class Y                             $    223,897
Net asset value per share of outstanding capital stock:               Class A shares     12,381,682       $       8.40
                                                                      Class B shares      3,526,539       $       8.30
                                                                      Class C shares        213,748       $       8.30
                                                                      Class I shares      7,532,886       $       8.43
                                                                      Class Y shares         26,667       $       8.40
------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
RiverSource International Equity Fund

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

Investment income

Income:
Dividends                                                                                $ 1,902,854
Interest                                                                                      61,734
    Less foreign taxes withheld                                                             (153,491)
------------------------------------------------------------------------------------------------------
Total income                                                                               1,811,097
------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                           851,905
Distribution fee
    Class A                                                                                  119,895
    Class B                                                                                  132,174
    Class C                                                                                    7,735
Transfer agency fee                                                                          120,389
Incremental transfer agency fee
    Class A                                                                                    9,077
    Class B                                                                                    5,271
    Class C                                                                                      326
Service fee -- Class Y                                                                            76
Administrative services fees and expenses                                                     72,699
Compensation of board members                                                                  4,692
Custodian fees                                                                                64,830
Printing and postage                                                                          33,110
Registration fees                                                                             21,225
Audit fees                                                                                    10,500
Other                                                                                          2,587
------------------------------------------------------------------------------------------------------
Total expenses                                                                             1,456,491
    Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)          (9,243)
------------------------------------------------------------------------------------------------------
                                                                                           1,447,248
    Earnings credits on cash balances (Note 2)                                                (2,315)
------------------------------------------------------------------------------------------------------
Total net expenses                                                                         1,444,933
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                              366,164
------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) -- net

Net realized gain (loss) on:
    Security transactions (Note 3)                                                        17,344,739
    Foreign currency transactions                                                             (5,199)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                   17,339,540
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                    23,403,849
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                     40,743,389
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          $41,109,553
======================================================================================================
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource International Equity Fund

                                                                               APRIL 30, 2006         OCT. 31, 2005
                                                                              SIX MONTHS ENDED          YEAR ENDED
                                                                                 (UNAUDITED)
Operations and distributions

Investment income (loss) -- net                                                 $    366,164          $    861,289
Net realized gain (loss) on investments                                           17,339,540            15,183,813
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies            23,403,849             6,463,767
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   41,109,553            22,508,869
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
    Net Investment income
       Class A                                                                      (753,800)           (1,253,898)
       Class B                                                                       (25,488)             (122,931)
       Class C                                                                          (721)               (8,024)
       Class I                                                                      (647,101)             (414,331)
       Class Y                                                                        (1,400)               (1,215)
    Net realized gain
       Class A                                                                    (7,774,435)           (9,179,533)
       Class B                                                                    (2,150,509)           (2,090,538)
       Class C                                                                      (124,742)             (142,248)
       Class I                                                                    (4,219,032)           (2,339,204)
       Class Y                                                                       (10,738)               (7,591)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                              (15,707,966)          (15,559,513)
--------------------------------------------------------------------------------------------------------------------

Capital share transactions (Note 4)

Proceeds from sales
    Class A shares (Note 2)                                                       11,285,310            23,041,476
    Class B shares                                                                 3,359,094             7,220,863
    Class C shares                                                                   230,703               404,157
    Class I shares                                                                 9,846,341            24,665,418
    Class Y shares                                                                   100,086                    --
Reinvestment of distributions at net asset value
    Class A shares                                                                 7,613,968             7,416,121
    Class B shares                                                                 2,153,921             2,188,789
    Class C shares                                                                   121,098               144,989
    Class I shares                                                                 4,865,078             2,752,451
    Class Y shares                                                                    10,687                 7,306
Payments for redemptions
    Class A shares                                                               (19,667,645)          (40,711,099)
    Class B shares (Note 2)                                                       (4,053,898)           (8,469,283)
    Class C shares (Note 2)                                                         (256,730)             (690,357)
    Class I shares                                                                (4,263,320)           (5,737,247)
    Class Y shares                                                                    (3,085)                   --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                 11,341,608            12,233,584
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                           36,743,195            19,182,940
Net assets at beginning of period                                                161,988,220           142,805,280
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                     $198,731,415          $161,988,220
====================================================================================================================
Undistributed (excess of distributions over) net investment income              $   (206,406)         $    855,940
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource International Equity Fund

(Unaudited as to April 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource International Managers Series, Inc. (formerly AXP Partners International Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of foreign issuers.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At April 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 31.95% of the Fund's net assets.

At April 30, 2006, Ameriprise Financial and the affiliated funds-of-funds owned approximately 34% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
17 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
18 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2006, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.
--------------------------------------------------------------------------------
19 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.97% to 0.845% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $17,153 for the six months ended April 30, 2006.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

--------------------------------------------------------------------------------
20 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

The Investment Manager has Subadvisory Agreements with The Boston Company Asset Management, LLC and Marsico Capital Management, LLC. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:
o Class A $19.50
o Class B $20.50
o Class C $20.00
o Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with American Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $126,459 for Class A, $19,955 for Class B and $104 for Class C for the six months ended April 30, 2006.

--------------------------------------------------------------------------------
21 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

For the six months ended April 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 1.63% for Class A, 2.41% for Class B, 2.41% for Class C and 1.46% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $8,136, $1,033, $73 and $1, respectively. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Oct. 31, 2006. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.65% for Class A, 2.43% for Class B, 2.43% for Class C, 1.30% for Class I and 1.48% for Class Y of the Fund's average daily net assets.

During the six months ended April 30, 2006, the Fund's custodian and transfer agency fees were reduced by $2,315 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $77,214,149 and $80,236,993, respectively, for the six months ended April 30, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                        SIX MONTHS ENDED APRIL 30, 2006
                                        CLASS A       CLASS B        CLASS C      CLASS I         CLASS Y
----------------------------------------------------------------------------------------------------------
Sold                                   1,453,009       439,893        29,660     1,274,363        12,800
Issued for reinvested distributions    1,040,169       297,084        16,703       663,721         1,462
Redeemed                              (2,532,606)     (529,115)      (33,679)     (528,839)         (403)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (39,428)      207,862        12,684     1,409,245        13,859
----------------------------------------------------------------------------------------------------------

                                                             YEAR ENDED OCT. 31, 2005
                                        CLASS A       CLASS B        CLASS C      CLASS I         CLASS Y
----------------------------------------------------------------------------------------------------------
Sold                                   3,263,694     1,042,312        58,126     3,489,973            --
Issued for reinvested distributions    1,085,816       322,830        21,385       402,405         1,070
Redeemed                              (5,807,671)   (1,215,028)      (99,587)     (826,320)           --
----------------------------------------------------------------------------------------------------------
Net increase (decrease)               (1,458,161)      150,114       (20,076)    3,066,058         1,070
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

5. FORWARD FOREIGN CURRENCY CONTRACTS
At April 30, 2006, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

EXCHANGE DATE                   CURRENCY TO            CURRENCY TO          UNREALIZED          UNREALIZED
                               BE DELIVERED            BE RECEIVED         APPRECIATION        DEPRECIATION
-------------------------------------------------------------------------------------------------------------
May 2, 2006                         493,910                276,533            $10,348              $ --
                                U.S. Dollar          British Pound
May 2, 2006                          23,891                 13,349                450                --
                                U.S. Dollar          British Pound
May 2, 2006                          34,369                215,164                618                --
                                U.S. Dollar        Norwegian Krone
May 3, 2006                         177,888                158,956                 --               156
                            Canadian Dollar            U.S. Dollar
May 3, 2006                         340,417                188,772              3,817                --
                                U.S. Dollar          British Pound
May 4, 2006                         500,736                274,840                434                --
                                U.S. Dollar          British Pound
-------------------------------------------------------------------------------------------------------------
Total                                                                         $15,667              $156
-------------------------------------------------------------------------------------------------------------

6. BANK BORROWINGS
The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2006.


--------------------------------------------------------------------------------
23 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS
In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------
24 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED OCT. 31,                                            2006(h)        2005       2004     2003       2002(b)
Net asset value, beginning of period                                   $7.34          $7.03      $6.34    $5.20      $5.03
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .02            .04        .05      .02         --
Net gains (losses) (both realized and unrealized)                       1.74           1.01        .90     1.13        .17
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.76           1.05        .95     1.15        .17
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.06)          (.09)      (.09)    (.01)        --
Distributions from realized gains                                       (.64)          (.65)      (.17)      --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.70)          (.74)      (.26)    (.01)        --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $8.40          $7.34      $7.03    $6.34      $5.20
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                 $104            $91        $98      $63        $22
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        1.63%(d),(e)   1.63%(d)   1.73%    1.74%(d)   1.67%(d),(e)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        .37%(e)        .59%       .51%     .73%     (1.01%)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 43%           110%       111%      58%         2%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                        25.45%(g)      15.65%     15.39%   22.26%      3.38%(g)
-----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.65% for the six months ended April 30, 2006 and 1.64%, 2.21% and 5.51% for the periods ended Oct. 31, 2005, 2003 and 2002, respectively.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended April 30, 2006 (Unaudited).

--------------------------------------------------------------------------------
25 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED OCT. 31,                                            2006(h)        2005       2004       2003       2002(b)
Net asset value, beginning of period                                   $7.24          $6.94      $6.29      $5.20      $5.03
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              --             --         --         --         --
Net gains (losses) (both realized and unrealized)                       1.71            .98        .89       1.10        .17
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.71            .98        .89       1.10        .17
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.01)          (.03)      (.07)      (.01)        --
Distributions from realized gains                                       (.64)          (.65)      (.17)        --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.65)          (.68)      (.24)      (.01)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $8.30          $7.24      $6.94      $6.29      $5.20
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                  $29            $24        $22        $13         $1
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        2.41%(d),(e)   2.41%(d)   2.51%      2.52%(d)   2.52%(d),(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       (.39%)(e)      (.18%)     (.22%)      .04%     (1.46%)(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 43%           110%       111%        58%         2%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                        24.92%(g)      14.86%     14.41%     21.23%      3.38%(g)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.42% for the six months ended April 30, 2006 and 2.42%, 2.98% and 6.28% for the periods ended Oct. 31, 2005, 2003 and 2002, respectively.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended April 30, 2006 (Unaudited).

--------------------------------------------------------------------------------
26 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED OCT. 31,                                            2006(h)        2005       2004       2003       2002(b)
Net asset value, beginning of period                                   $7.24          $6.95      $6.29      $5.20      $5.03
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              --             --         --         --         --
Net gains (losses) (both realized and unrealized)                       1.71            .97        .89       1.10        .17
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.71            .97        .89       1.10        .17
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.01)          (.03)      (.06)      (.01)        --
Distributions from realized gains                                       (.64)          (.65)      (.17)        --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.65)          (.68)      (.23)      (.01)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $8.30          $7.24      $6.95      $6.29      $5.20
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                   $2             $1         $2         $1        $--
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        2.41%(d),(e)   2.41%(d)   2.51%      2.52%(d)   2.51%(d),(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       (.39%)(e)      (.21%)     (.24%)     (.01%)    (1.60%)(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 43%           110%       111%        58%         2%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                        24.86%(g)      14.67%     14.54%     21.23%      3.38%(g)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.42% for the six months ended April 30, 2006 and 2.42%, 2.98% and 6.28% for the periods ended Oct. 31, 2005, 2003 and 2002, respectively.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended April 30, 2006 (Unaudited).

--------------------------------------------------------------------------------
27 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED OCT. 31,                                          2006(g)    2005        2004(b)
Net asset value, beginning of period                                 $7.38      $7.06       $6.91
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .03        .06          --
Net gains (losses) (both realized and unrealized)                     1.76       1.02         .15
------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.79       1.08         .15
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.10)      (.11)         --
Distributions from realized gains                                     (.64)      (.65)         --
------------------------------------------------------------------------------------------------------
Total distributions                                                   (.74)      (.76)         --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $8.43      $7.38       $7.06
------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                $63        $45         $22
------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                      1.18%(d)   1.19%       1.29%(d)
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      .88%(d)    .96%        .78%(d)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               43%       110%        111%
------------------------------------------------------------------------------------------------------
Total return(e)                                                      25.77%(f)  16.17%       2.17%(f)
------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date is March 4, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Not annualized.
(g) Six months ended April 30, 2006 (Unaudited).

--------------------------------------------------------------------------------
28 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED OCT. 31,                                            2006(h)      2005        2004       2003     2002(b)
Net asset value, beginning of period                                   $7.36        $7.05       $6.35      $5.20      $5.03
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .03          .05         .06        .03         --
Net gains (losses) (both realized and unrealized)                       1.74         1.01         .91       1.13        .17
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.77         1.06         .97       1.16        .17
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.09)        (.10)       (.10)      (.01)        --
Distributions from realized gains                                       (.64)        (.65)       (.17)        --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.73)        (.75)       (.27)      (.01)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $8.40        $7.36       $7.05      $6.35      $5.20
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                  $--          $--         $--        $--        $--
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                        1.46%(d)     1.46%(e)    1.57%      1.57%(e)   1.52%(d),(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        .70%(d)      .74%        .37%       .86%      (.80%)(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 43%         110%        111%        58%         2%
------------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                        25.46%(g)    15.86%      15.63%     22.48%      3.38%(g)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.47%, 2.04% and 5.34% for the periods ended Oct. 31, 2005, 2003 and 2002, respectively.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended April 30, 2006 (Unaudited).

--------------------------------------------------------------------------------
29 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2006.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
30 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                                BEGINNING        ENDING       EXPENSES
                                              ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                              NOV. 1, 2005   APRIL 30, 2006  THE PERIOD(a)  EXPENSE RATIO
Class A
---------------------------------------------------------------------------------------------------------
   Actual(b)                                      $1,000       $1,254.50         $9.01         1.63%
---------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000       $1,016.53         $8.06         1.63%
---------------------------------------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------------------------------------
   Actual(b)                                      $1,000       $1,249.20        $13.29         2.41%
---------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000       $1,012.70        $11.89         2.41%
---------------------------------------------------------------------------------------------------------
Class C
---------------------------------------------------------------------------------------------------------
   Actual(b)                                      $1,000       $1,248.60        $13.29         2.41%
---------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000       $1,012.70        $11.89         2.41%
---------------------------------------------------------------------------------------------------------
Class I
---------------------------------------------------------------------------------------------------------
   Actual(b)                                      $1,000       $1,257.70         $6.53         1.18%
---------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000       $1,018.73         $5.84         1.18%
---------------------------------------------------------------------------------------------------------
Class Y
---------------------------------------------------------------------------------------------------------
   Actual(b)                                      $1,000       $1,254.60         $8.07         1.46%
---------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)       $1,000       $1,017.36         $7.22         1.46%
---------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2006:
    +25.45% for Class A, +24.92% for Class B, +24.86% for Class C, +25.77% for
    Class I and +25.46% for Class Y.


--------------------------------------------------------------------------------
31 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors/Trustees (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

The Fund operates under an order from the Securities and Exchange Commission that permits the investment manager, subject to the approval of the Board, to appoint unaffiliated subadvisers or change the terms of subadvisory agreements without first obtaining shareholder approval. As a basis for making its determination, the Board monitors the investment performance of the Fund throughout the year using a number of benchmarks and comparison periods of one, three and five years, as well as, the entire period during which the subadviser has managed its portion of the investment portfolio. On an annual basis the Board assesses the operating capabilities of the subadviser, such as adherence to the investment strategies of the Fund, compliance with its code of ethics and all applicable legal requirements, and its working relationship with the investment manager, through reports prepared by the investment manager. During the year, if there is a change in the composition of the subadviser's management team or if other circumstances so require, the Board will re-assess the operating capabilities. The Board also considers the fees paid by the investment manager to the subadviser and any business relationships that exist between the investment manager and its affiliates and the subadviser. Based on its review and evaluation, the Board determined to approve the continuation of the subadvisory agreements.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------
32 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE INTERNATIONAL EQUITY FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                            AFFIRMATIVE            WITHHOLD
-------------------------------------------------------------------------------
   Kathleen Blatz                          148,385,841.94        3,225,364.25
-------------------------------------------------------------------------------
   Arne H. Carlson                         148,412,238.84        3,198,967.35
-------------------------------------------------------------------------------
   Patricia M. Flynn                       148,715,899.99        2,895,306.20
-------------------------------------------------------------------------------
   Anne P. Jones                           148,435,514.78        3,175,691.41
-------------------------------------------------------------------------------
   Jeffrey Laikind                         148,596,460.56        3,014,745.63
-------------------------------------------------------------------------------
   Stephen R. Lewis, Jr.                   148,456,440.01        3,154,766.18
-------------------------------------------------------------------------------
   Catherine James Paglia                  148,617,392.45        2,993,813.74
-------------------------------------------------------------------------------
   Vikki L. Pryor                          148,630,145.23        2,981,060.96
-------------------------------------------------------------------------------
   Alan K. Simpson                         148,047,269.26        3,563,936.93
-------------------------------------------------------------------------------
   Alison Taunton-Rigby                    148,715,899.99        2,895,306.20
-------------------------------------------------------------------------------
   William F. Truscott                     148,501,065.55        3,110,140.64
-------------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

                AFFIRMATIVE         AGAINST           ABSTAIN        BROKER NON-VOTES
--------------------------------------------------------------------------------------
              146,370,142.58      3,086,758.40      2,154,305.21          0.00
--------------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

                AFFIRMATIVE         AGAINST           ABSTAIN        BROKER NON-VOTES
--------------------------------------------------------------------------------------
              146,954,576.37      2,545,305.05      2,111,324.77          0.00
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
33 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

DIVERSIFICATION

                  AFFIRMATIVE          AGAINST          ABSTAIN      BROKER NON-VOTES
--------------------------------------------------------------------------------------
                146,939,125.97      2,545,783.83      2,126,296.39          0.00
--------------------------------------------------------------------------------------

LENDING

                  AFFIRMATIVE          AGAINST          ABSTAIN      BROKER NON-VOTES
--------------------------------------------------------------------------------------
                145,672,729.82      3,686,653.02      2,251,823.35          0.00
--------------------------------------------------------------------------------------

BORROWING

                  AFFIRMATIVE          AGAINST          ABSTAIN      BROKER NON-VOTES
--------------------------------------------------------------------------------------
                145,589,385.82      3,752,505.48      2,269,314.89          0.00
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
34 - RIVERSOURCE INTERNATIONAL EQUITY FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RIVERSOURCE(SM) INTERNATIONAL EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds


[RiverSource Investments logo]
This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc., Member NASD. Both companies are part of Ameriprise Financial, Inc.
                                                           S-6270 E (6/06)

Semiannual Report

                                                          RIVERSOURCE [LOGO](SM)
                                                                  INVESTMENTS


RIVERSOURCE(SM)
INTERNATIONAL SELECT VALUE FUND

--------------------------------------------------------------------------------

    SEMIANNUAL REPORT FOR THE
    PERIOD ENDED APRIL 30, 2006

>   RIVERSOURCE INTERNATIONAL SELECT
    VALUE FUND SEEKS TO PROVIDE
    SHAREHOLDERS WITH LONG-TERM
    CAPITAL GROWTH.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ..............................................................   2

Performance Summary ........................................................   3

Questions & Answers with Portfolio Management ..............................   5

Investments in Securities ..................................................   8

Financial Statements .......................................................  13

Notes to Financial Statements ..............................................  16

Fund Expenses Example ......................................................  30

Approval of Investment Management Services Agreement .......................  32

Proxy Voting ...............................................................  33

Results of Meeting of Shareholders .........................................  34

                               DALBAR [LOGO] RATED
                                       2006
                                FOR COMMUNICATION

RiverSource Funds' shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
1 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUND SNAPSHOT

                                AT APRIL 30, 2006
--------------------------------------------------------------------------------
PORTFOLIO MANAGERS                                                            <
--------------------------------------------------------------------------------

ALLIANCE CAPITAL MANAGEMENT L.P.

PORTFOLIO MANAGERS                    SINCE          YEARS IN INDUSTRY
Kevin F. Simms                        1/04                  16
Henry S. D'Auria                      1/04                  17

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

The Fund seeks to provide shareholders with long-term capital growth.

Inception dates by class

A: 9/28/01      B: 9/28/01    C: 9/28/01      I: 3/4/04    Y: 9/28/01

Ticker symbols by class

A: APIAX        B: AXIBX      C: APICX        I: APRIX     Y: --

Total net assets                                       $1.896 billion

Number of holdings                                                132

--------------------------------------------------------------------------------
STYLE MATRIX                                                                  <
--------------------------------------------------------------------------------

---------------------------------
         STYLE

VALUE    BLEND    GROWTH
---------------------------------
                          LARGE
---------------------------------
                          MEDIUM  SIZE
---------------------------------
                          SMALL
---------------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS                                                              <
--------------------------------------------------------------------------------

Percentage of portfolio assets
ING Groep (Netherlands)                                                     2.5%
--------------------------------------------------------------------------------
Eni (Italy)                                                                 2.4
--------------------------------------------------------------------------------
ORIX (Japan)                                                                2.3
--------------------------------------------------------------------------------
Total (France)                                                              2.3
--------------------------------------------------------------------------------
Toyota Motor (Japan)                                                        2.2
--------------------------------------------------------------------------------
Renault (France)                                                            2.1
--------------------------------------------------------------------------------
Continental (Germany)                                                       2.1
--------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group (Japan)                                     2.1
--------------------------------------------------------------------------------
E.On (Germany)                                                              2.1
--------------------------------------------------------------------------------
Canon (Japan)                                                               2.0
--------------------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Investment products involve risks including possible loss of principal and fluctuation in value.

Stocks of small- and mid-capitalization companies involve substantial risk. Historically, these stocks have experienced greater price volatility than stocks of larger companies, and they can be expected to do so in the future.

International investing involves increased risk and volatility, not typically associated with domestic investing, due to potential political and economic instability, limited liquidity, volatile prices, lack of accounting, auditing, and financial reporting standards, changes in currency exchange rates, and differences in how trades are cleared and settled. Risks are particularly significant in emerging markets due to the dramatic pace of economic, social, and political change.

Fund holdings are as of the date given, are subject to change at any time and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
2 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

                  For the six-month period ended April 30, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource International Select Value Fund Class A (excluding sales charge)                       +25.56%

Morgan Stanley Capital International (MSCI) EAFE GDP Weighted, Half-Hedged Index(1) (unmanaged)    +22.70%

Morgan Stanley Capital International (MSCI) EAFE Index(2) (unmanaged)                              +23.10%

Lipper International Multi-Cap Value Funds Index(3)                                                +24.92%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

(1) The Morgan Stanley Capital International (MSCI) EAFE GDP Weighted, Half-Hedged Index, an unmanaged index, is compiled from a composite of securities of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(3) The Lipper International Multi-Cap Value Funds Index includes the 10 largest international multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.


--------------------------------------------------------------------------------
3 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  <
--------------------------------------------------------------------------------

                          CLASS A              CLASS B              CLASS C         CLASS I      CLASS Y
(INCEPTION DATES)        (9/28/01)            (9/28/01)            (9/28/01)        (3/4/04)    (9/28/01)
                                                     AFTER                AFTER
                     NAV(1)    POP(2)     NAV(1)    CDSC(3)    NAV(1)    CDSC(4)     NAV(5)      NAV(5)
AT APRIL 30, 2006
---------------------------------------------------------------------------------------------------------
6 months*            +25.56%   +18.34%    +25.05%   +20.05%    +25.16%   +24.16%    +25.87%      +25.59%
---------------------------------------------------------------------------------------------------------
1 year               +41.79%   +33.64%    +40.70%   +35.70%    +40.66%   +39.66%    +42.49%      +42.06%
---------------------------------------------------------------------------------------------------------
3 years              +31.70%   +29.13%    +30.69%   +29.91%    +30.77%   +30.77%       N/A       +31.91%
---------------------------------------------------------------------------------------------------------
Since inception      +19.69%   +18.15%    +18.78%   +18.54%    +18.78%   +18.78%    +26.39%      +19.86%
---------------------------------------------------------------------------------------------------------
AT MARCH 31, 2006
---------------------------------------------------------------------------------------------------------
6 months*            +17.41%   +10.65%    +17.03%   +12.03%    +16.88%   +15.88%    +17.65%      +17.47%
---------------------------------------------------------------------------------------------------------
1 year               +31.73%   +24.16%    +30.82%   +25.82%    +30.82%   +29.82%    +32.46%      +32.16%
---------------------------------------------------------------------------------------------------------
3 years              +34.88%   +32.24%    +33.89%   +33.14%    +33.93%   +33.93%       N/A       +35.13%
---------------------------------------------------------------------------------------------------------
Since inception      +19.14%   +17.58%    +18.27%   +18.02%    +18.24%   +18.24%    +25.43%      +19.35%
---------------------------------------------------------------------------------------------------------

(1) Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

*   Not annualized.


--------------------------------------------------------------------------------
4 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                            WITH PORTFOLIO MANAGEMENT

RiverSource International Select Value Fund rose 25.56% for the six months ended April 30, 2006 (Class A shares, excluding sales charges). This outperformed the Fund's benchmark, the MSCI EAFE GDP Weighted, Half-Hedged Index, which advanced 22.70% for the period, and the broader MSCI EAFE Index, which rose 23.10%. The Fund also outperformed its peer group, as represented by the Lipper International Multi-Cap Value Funds Index, which was up 24.92% for the period.

Alliance Capital Management L.P. (AllianceBernstein), a New York-based investment firm, manages the portfolio of RiverSource International Select Value Fund. Below, AllianceBernstein discusses the Fund's positioning and results during the first half of the fiscal year 2006.

--------------------------------------------------------------------------------
COUNTRY COMPOSITION                                                           <
--------------------------------------------------------------------------------

Percentage of portfolio assets at April 30. 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Japan                                27.4%
United Kingdom                       14.6%
Germany                              12.1%
France                               11.7%
Netherlands                           4.6%
Italy                                 4.1%
Canada                                3.1%
Spain                                 2.9%
Cash & Short-Term Securities          2.7%
Switzerland                           2.4%
Singapore                             1.8%
South Korea                           1.8%
Belgium                               1.5%
Brazil                                1.5%
South Africa                          1.2%
Taiwan                                1.1%
Austria                               1.0%
Other*                                4.5%

* Includes Australia, China, Denmark, Finland, Hong Kong, Hungary, India, Luxembourg, Philippine Islands, Sweden and Thailand.

Q.  What factors affected performance for this period?

A. International equity markets posted healthy gains amid robust and more balanced global economic growth during the period. The Fund performed well during the period due to strong stock selection, particularly in the financials sector. Economic activity in Japan surged in the fourth quarter of 2005, helping Japanese stocks, particularly the Fund's holdings in financial companies such as ORIX and ITOCHU.

    Stock selection in the industrials sector was also strong, including positions in Arcelor, Xstrata and JFE Holdings. Steelmaker Arcelor soared after receiving a hostile $22 billion offer from larger rival Mittal. Speculation of further consolidation and improved sentiment in the steel industry also boosted the shares of JFE in Japan. Xstrata, the diversified mining group, rose after posting stronger than expected earnings largely due to booming global demand for commodities.

    Detractors to performance included Spanish-Argentinean energy firm Repsol YPF, which declined after writing off a quarter of its proven reserves following geological problems with gas wells in Argentina. While we continue to monitor the situation, our research indicates the stock remains


--------------------------------------------------------------------------------
5 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> THE FUND PERFORMED WELL DURING THE PERIOD DUE TO STRONG STOCK SELECTION, PARTICULARLY IN THE FINANCIALS SECTOR.

    attractive, as it trades at a discount to its peers and its share price reflects known write-downs and political risks.

    Mitsui OSK Lines, the Japanese shipping company, was another negative contributor. A relatively recent addition to the portfolio, Mitsui suffered from news of a decline in freight rates for European/Asia-Pacific routes. The fall was driven by increased supply, which will exceed demand in the short term. But with global trade expected to remain robust over the next few years and shipbuilding capacity limited by the diversion of shipyard resources to building oil rigs, the balance between supply and demand should soon be restored.

Q.  What changes did you make to the portfolio during the period?

A. As a result of the recent outperformance of emerging markets, the discount between developing and developed markets has narrowed. We have, therefore, trimmed the Fund's exposure. But with emerging markets benefiting from a combination of faster economic growth, healthy current account balances and much lower inflation than in the past, a more modest discount seems appropriate.

    Perhaps the most notable recent shift in the portfolio's positioning during the period has been the increased weighting in utilities stocks. During the past few years, soaring gas and oil prices have had a knock-on effect on the price of electricity. This has boosted utilities' profits, empowering some of Europe's largest to set out on the acquisition trail. The cycle is likely to continue, as rivals of recent deal participants attempt to bulk up in turn and achieve the economies of scale that help them stay competitive. This backdrop has been favorable for the Fund's holdings in E.ON and Endesa.


--------------------------------------------------------------------------------
6 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

Q.  How are you positioning the Fund going forward?

A. The value opportunity remains muted, limiting the scope for active sector positions. However, we continue to favor the energy, industrials and financials sectors as well as opportunities in emerging markets. Our increased weighting of utilities stocks reflects the increased opportunity that our bottom-up research has detected in that sector.


--------------------------------------------------------------------------------
7 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource International Select Value Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (96.4%)(c)
--------------------------------------------------------------------------------
ISSUER                                             SHARES              VALUE(a)
AUSTRALIA (0.4%)

TRANSPORTATION INFRASTRUCTURE
Macquarie Airports                                 3,400,200     $    8,472,673
--------------------------------------------------------------------------------

AUSTRIA (1.0%)

OIL, GAS & CONSUMABLE FUELS
OMV                                                  269,300         18,720,591
--------------------------------------------------------------------------------

BELGIUM (1.5%)

COMMERCIAL BANKS (0.8%)
KBC Groep                                            140,100         16,249,600
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Delhaize Group                                       175,200         12,618,944
--------------------------------------------------------------------------------

BRAZIL (1.5%)

COMMERCIAL BANKS (0.2%)
UNIBANCO - Uniao de Bancos Brasileiros ADR            52,900          4,197,615
--------------------------------------------------------------------------------

METALS & MINING (0.7%)
Gerdau ADR                                           340,950          5,898,435
Usinas Siderurgicas de Minas Gerais Series A         158,200          6,006,443
                                                                 ---------------
Total                                                                11,904,878
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
Petroleo Brasileiro                                  524,700         11,653,572
--------------------------------------------------------------------------------

CANADA (3.0%)

COMMERCIAL BANKS (0.4%)
Bank of Nova Scotia                                  186,178          7,746,882
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
TELUS                                                270,400         11,173,953
--------------------------------------------------------------------------------

INSURANCE (0.4%)
Manulife Financial                                   129,300          8,442,665
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.6%)
Canadian Natural Resources                           503,200         30,246,010
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                             SHARES              VALUE(a)
CHINA (0.3%)

OIL, GAS & CONSUMABLE FUELS
PetroChina Series H                                5,958,000     $    6,570,561
--------------------------------------------------------------------------------

DENMARK (0.7%)

COMMERCIAL BANKS
Danske Bank                                          324,200         12,897,714
--------------------------------------------------------------------------------

FINLAND (0.7%)

INSURANCE
Sampo Series A                                       669,800         13,822,329
--------------------------------------------------------------------------------

FRANCE (11.6%)

AUTOMOBILES (2.1%)
Renault                                              345,700         40,118,067
--------------------------------------------------------------------------------

COMMERCIAL BANKS (2.8%)
BNP Paribas                                           73,300          6,925,300
BNP Paribas-New                                        7,330(b)         668,953
Credit Agricole                                      556,536         22,422,341
Societe Generale                                     167,000         25,510,172
                                                                 ---------------
Total                                                                55,526,766
--------------------------------------------------------------------------------

INSURANCE (1.9%)
Assurances Generales de France                       285,300         36,059,715
--------------------------------------------------------------------------------

METALS & MINING (0.8%)
Arcelor                                              345,980         14,227,264
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
Total                                                154,500         42,719,073
--------------------------------------------------------------------------------

PHARMACEUTICALS (1.7%)
Sanofi-Aventis                                       340,426         32,098,646
--------------------------------------------------------------------------------

GERMANY (12.0%)

AUTO COMPONENTS (2.1%)
Continental                                          334,900(d)      39,865,930
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.1%)
E.ON                                                 320,300(d)      39,000,667
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
8 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                             SHARES              VALUE(a)
GERMANY (CONT.)

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
EPCOS                                                297,300(b)  $    3,997,651
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Fresenius Medical Care & Co                           35,000          4,199,011
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
TUI                                                  301,600          6,421,797
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.3%)
Siemens                                              257,000         24,313,483
--------------------------------------------------------------------------------

INSURANCE (2.2%)
Allianz                                               72,700(d)      12,169,091
Munich Re Group                                      198,000(d)      28,017,760
                                                                 ---------------
Total                                                                40,186,851
--------------------------------------------------------------------------------

MACHINERY (1.2%)
MAN                                                  311,200         23,588,188
--------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER (1.5%)
RWE                                                  334,370         28,984,329
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Schering                                             152,100(d)      16,331,032
--------------------------------------------------------------------------------

HONG KONG (0.3%)

REAL ESTATE
Kerry Properties                                   1,330,000          4,709,012
Sino Land                                            461,700            768,220
                                                                 ---------------
Total                                                                 5,477,232
--------------------------------------------------------------------------------

HUNGARY (0.4%)

OIL, GAS & CONSUMABLE FUELS
MOL Magyar Olaj-es Gazipari                           62,100          7,396,755
--------------------------------------------------------------------------------

INDIA (0.3%)

COMMERCIAL BANKS
State Bank of India GDR                               96,500          4,916,675
--------------------------------------------------------------------------------

ITALY (4.1%)

COMMERCIAL BANKS (1.0%)
Banca Intesa                                       3,105,875(d)      18,413,427
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.8%)
Buzzi Unicem                                         570,781         14,601,257
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
Eni                                                1,465,000         44,720,410
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                             SHARES              VALUE(a)
JAPAN (27.3%)

AUTOMOBILES (4.4%)
Honda Motor                                          299,400     $   21,274,888
Nissan Motor                                       1,384,300         18,201,995
Toyota Motor                                         713,500         41,738,340
                                                                 ---------------
Total                                                                81,215,223
--------------------------------------------------------------------------------

CHEMICALS (0.6%)
Mitsui Chemicals                                   1,685,000         12,195,345
--------------------------------------------------------------------------------

COMMERCIAL BANKS (3.6%)
Mitsubishi UFJ Financial Group                         1,817         28,567,677
Sumitomo Mitsui Financial Group                        3,581         39,317,083
                                                                 ---------------
Total                                                                67,884,760
--------------------------------------------------------------------------------

CONSUMER FINANCE (2.9%)
Aiful                                                101,025          6,033,992
ORIX                                                 147,000         44,158,103
Promise                                               91,150          5,620,316
                                                                 ---------------
Total                                                                55,812,411
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.8%)
Tokyo Electric Power                                 570,100         14,646,838
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Hitachi                                            1,390,000         10,341,063
Kyocera                                              186,700         17,431,893
                                                                 ---------------
Total                                                                27,772,956
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
UNY                                                  296,000          5,290,821
--------------------------------------------------------------------------------

GAS UTILITIES (0.5%)
Tokyo Gas                                          2,122,000         10,269,846
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Sankyo                                                80,200          5,691,840
Sega Sammy Holdings                                  361,400         14,411,559
                                                                 ---------------
Total                                                                20,103,399
--------------------------------------------------------------------------------

MACHINERY (0.4%)
Sumitomo Heavy Inds                                  765,000          8,063,241
--------------------------------------------------------------------------------

MARINE (0.7%)
Mitsui OSK Lines                                   1,968,000         14,088,011
--------------------------------------------------------------------------------

METALS & MINING (3.8%)
JFE Holdings                                         856,200         33,240,265
Kobe Steel                                         5,157,000         17,529,723
Sumitomo Metal Inds                                4,790,000         20,194,993
                                                                 ---------------
Total                                                                70,964,981
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
9 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                             SHARES              VALUE(a)
JAPAN (CONT.)

OFFICE ELECTRONICS (1.9%)
Canon                                                480,600     $   36,767,905
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Nippon Mining Holdings                               764,500          7,070,870
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Takeda Pharmaceutical                                125,400          7,666,087
--------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
East Japan Railway                                     2,019         15,765,402
--------------------------------------------------------------------------------

TOBACCO (1.5%)
Japan Tobacco                                          7,230         29,085,112
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.7%)
ITOCHU                                             2,071,000         18,809,082
Mitsubishi                                           183,000          4,428,327
Mitsui & Co                                          582,000          8,797,734
                                                                 ---------------
Total                                                                32,035,143
--------------------------------------------------------------------------------

LUXEMBOURG (0.3%)

MEDIA
SES Global FDR                                       317,200          5,197,507
--------------------------------------------------------------------------------

NETHERLANDS (4.6%)

AEROSPACE & DEFENSE (0.9%)
European Aeronautic Defence and Space                423,370         16,704,736
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
ABN AMRO Holding                                     280,600          8,385,047
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.4%)
ING Groep                                          1,136,124(d)      46,232,022
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Koninklijke Philips Electronics                      305,500         10,539,532
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Royal Dutch Shell Series A                           161,027          5,520,786
--------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.2%)

DIVERSIFIED TELECOMMUNICATION SERVICES
Philippine Long Distance Telephone                    98,000          3,341,280
--------------------------------------------------------------------------------

SINGAPORE (1.7%)

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
SingTel                                           13,875,786         24,053,939
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                             SHARES              VALUE(a)
SINGAPORE (CONT.)

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Flextronics Intl                                     788,300(b)  $    8,955,088
--------------------------------------------------------------------------------

SOUTH AFRICA (1.2%)

COMMERCIAL BANKS (0.2%)
Standard Bank Group                                  243,000          3,478,669
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Telkom                                                81,570          1,948,915
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Tiger Brands                                         126,000          3,521,315
--------------------------------------------------------------------------------

INSURANCE (0.3%)
Sanlam                                             2,371,000          6,143,594
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Sasol                                                163,400          6,897,506
--------------------------------------------------------------------------------

SOUTH KOREA (1.5%)

AUTO COMPONENTS (0.2%)
Hyundai Mobis                                         52,200          4,611,581
--------------------------------------------------------------------------------

CHEMICALS (0.2%)
Honam Peterochemical                                  66,000          4,199,809
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Industrial Bank of Korea                             194,500          3,919,292
Kookmin Bank                                          53,900          4,830,363
                                                                 ---------------
Total                                                                 8,749,655
--------------------------------------------------------------------------------

METALS & MINING (0.4%)
POSCO                                                 25,500          7,112,631
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Samsung Electronics                                    6,700          4,576,095
--------------------------------------------------------------------------------

SPAIN (2.9%)

ELECTRIC UTILITIES (1.4%)
Endesa                                               811,225         26,932,707
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.1%)
Repsol YPF                                           721,900         21,563,117
--------------------------------------------------------------------------------

TOBACCO (0.4%)
Altadis                                              140,400          6,662,523
--------------------------------------------------------------------------------

SWEDEN (0.7%)

COMMERCIAL BANKS
Nordea Bank                                          975,400         12,583,622
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
10 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                             SHARES              VALUE(a)
SWITZERLAND (2.4%)

CAPITAL MARKETS (1.2%)
Credit Suisse Group                                  353,000(d)  $   22,172,795
--------------------------------------------------------------------------------

METALS & MINING (1.2%)
Xstrata                                              644,590         23,320,129
--------------------------------------------------------------------------------

TAIWAN (1.1%)

COMPUTERS & PERIPHERALS (0.3%)
Compal Electronics                                 4,886,000          5,376,132
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
AU Optronics                                       1,464,000          2,400,226
Hon Hai Precision Industry                           747,000          5,069,765
                                                                 ---------------
Total                                                                 7,469,991
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Taiwan Semiconductor Mfg                           3,742,000          7,988,408
--------------------------------------------------------------------------------

THAILAND (0.2%)

OIL, GAS & CONSUMABLE FUELS
PTT                                                  540,800          3,718,721
--------------------------------------------------------------------------------

UNITED KINGDOM (14.5%)

AEROSPACE & DEFENSE (0.8%)
BAE Systems                                        2,082,100         15,851,260
--------------------------------------------------------------------------------

COMMERCIAL BANKS (3.4%)
Barclays                                           1,753,500         21,902,922
HBOS                                               1,091,400         19,155,364
Royal Bank of Scotland Group                         701,500         22,910,205
                                                                 ---------------
Total                                                                63,968,491
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
J Sainsbury                                        2,670,062         16,274,156
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Tate & Lyle                                          966,900          9,785,438
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Punch Taverns                                        692,000         11,053,910
Whitbread                                            416,400          8,504,220
                                                                 ---------------
Total                                                                19,558,130
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
George Wimpey                                        813,000          7,760,916
Persimmon                                            300,000          7,166,354
Taylor Woodrow                                       867,500          6,058,624
                                                                 ---------------
Total                                                                20,985,894
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                             SHARES              VALUE(a)
UNITED KINGDOM (CONT.)

INSURANCE (2.0%)
Aviva                                              1,356,292     $   19,810,317
Friends Provident                                  3,780,080         13,561,929
Royal & SunAlliance Insurance Group                1,468,500          3,695,377
                                                                 ---------------
Total                                                                37,067,623
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.0%)
BP                                                 1,460,500         18,016,693
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
AstraZeneca                                          255,000         14,089,271
--------------------------------------------------------------------------------

TOBACCO (1.7%)
British American Tobacco                           1,256,900         32,133,235
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.4%)
Vodafone Group                                    11,580,400         27,346,330
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,211,401,163)                                           $1,827,614,937
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCKS (0.3%)
--------------------------------------------------------------------------------
ISSUER                                             SHARES              VALUE(a)
SOUTH KOREA

Samsung Electronics                                    8,800(c)  $    4,769,117
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $4,923,573)                                               $    4,769,117
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.7%)(e)
--------------------------------------------------------------------------------
ISSUER                          EFFECTIVE          AMOUNT              VALUE(a)
                                  YIELD          PAYABLE AT
                                                  MATURITY
COMMERCIAL PAPER
Chesham Finance LLC
   05-01-06                       4.84%         $  7,544,000     $    7,540,957
Dakota Notes
   05-11-06                       4.79             2,000,000(f)       1,996,548
Emerald Certificates MBNA MCCT
   06-13-06                       4.83             2,000,000(f)       1,987,733
Gemini Securitization
   05-01-06                       4.82             2,256,000(f)       2,255,094
   05-12-06                       4.80            14,200,000(f)      14,173,549
General Electric Capital
   05-01-06                       4.83             4,500,000          4,498,189

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
11 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                          EFFECTIVE          AMOUNT              VALUE(a)
                                  YIELD          PAYABLE AT
                                                  MATURITY
COMMERCIAL PAPER (CONT.)
Jupiter Securitization
   05-05-06                       4.77%         $  1,151,000(f)  $    1,149,932
   05-08-06                       4.78             8,000,000(f)       7,989,400
Morgan Stanley & Co
   05-02-06                       4.80             3,000,000          2,998,400
Nieuw Amsterdam
   05-16-06                       4.83             4,000,000(f)       3,990,360

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                          EFFECTIVE          AMOUNT              VALUE(a)
                                  YIELD          PAYABLE AT
                                                  MATURITY
COMMERCIAL PAPER (CONT.)
Park Granada LLC
   07-05-06                       4.93%         $  3,000,000(f)  $    2,972,307
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $51,558,988)                                              $   51,552,469
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,267,883,724)(g)                                        $1,883,936,523
================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) At April 30, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

      TYPE OF SECURITY                                                CONTRACTS
      --------------------------------------------------------------------------
      PURCHASE CONTRACTS

      Tokyo Price Index Future, June 2006                                   250

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $36,514,923 or 1.9% of net assets.

(g) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $1,267,884,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $622,861,000
      Unrealized depreciation                                        (6,808,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                  $616,053,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
12 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RiverSource International Select Value Fund

APRIL 30, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
  (identified cost $1,267,883,724)                                                                    $ 1,883,936,523
Cash in bank on demand deposit                                                                                 20,352
Foreign currency holdings (identified cost $20,490,752) (Note 1)                                           21,136,968
Capital shares receivable                                                                                   1,263,014
Dividends and accrued interest receivable                                                                   9,126,208
Receivable for investment securities sold                                                                   1,695,477
Margin deposits on futures contracts (Note 7)                                                               1,043,039
U.S. government securities held as collateral (Note 5)                                                    152,232,649
----------------------------------------------------------------------------------------------------------------------
Total assets                                                                                            2,070,454,230
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------
Capital shares payable                                                                                        224,404
Payable for investment securities purchased                                                                 4,747,458
Unrealized depreciation on foreign currency contracts held, at value (Note 6)                              16,916,832
Payable upon return of securities loaned (Note 5)                                                         152,232,649
Accrued investment management services fee                                                                     43,368
Accrued distribution fee                                                                                       21,302
Accrued service fee                                                                                                 5
Accrued transfer agency fee                                                                                     4,883
Accrued administrative services fee                                                                             3,850
Other accrued expenses                                                                                        157,950
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         174,352,701
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                    $ 1,896,101,529
======================================================================================================================

----------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
----------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                              $     1,796,043
Additional paid-in capital                                                                              1,219,449,075
Excess of distributions over net investment income                                                         (2,455,088)
Accumulated net realized gain (loss)                                                                       74,691,786
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies (Notes 6 and 7)                      602,619,713
----------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                              $ 1,896,101,529
======================================================================================================================
Net assets applicable to outstanding shares:                         Class A                          $ 1,392,800,450
                                                                     Class B                          $   403,870,827
                                                                     Class C                          $    23,622,486
                                                                     Class I                          $    74,171,836
                                                                     Class Y                          $     1,635,930
Net asset value per share of outstanding capital stock:              Class A shares   131,075,310     $         10.63
                                                                     Class B shares    39,167,635     $         10.31
                                                                     Class C shares     2,293,947     $         10.30
                                                                     Class I shares     6,914,414     $         10.73
                                                                     Class Y shares       152,978     $         10.69
----------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 5)                                                      $   156,264,870
----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
13 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource International Select Value Fund

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------
Income:
Dividends                                                                                             $    16,935,712
Interest                                                                                                      527,385
Fee income from securities lending (Note 5)                                                                   552,036
   Less foreign taxes withheld                                                                             (1,763,797)
----------------------------------------------------------------------------------------------------------------------
Total income                                                                                               16,251,336
----------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                                          7,461,783
Distribution fee
   Class A                                                                                                  1,458,220
   Class B                                                                                                  1,752,025
   Class C                                                                                                     99,482
Transfer agency fee                                                                                         1,283,436
Incremental transfer agency fee
   Class A                                                                                                     99,584
   Class B                                                                                                     59,015
   Class C                                                                                                      2,977
Service fee -- Class Y                                                                                            624
Administrative services fees and expenses                                                                     617,423
Compensation of board members                                                                                   5,625
Custodian fees                                                                                                165,195
Printing and postage                                                                                          180,465
Registration fees                                                                                              54,566
Audit fees                                                                                                     11,500
Other                                                                                                          18,593
----------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                             13,270,513
   Earnings credits on cash balances (Note 2)                                                                 (23,842)
----------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                         13,246,671
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                             3,004,665
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                          57,533,285
   Foreign currency transactions                                                                           13,787,795
   Futures contracts                                                                                        3,371,325
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                    74,692,405
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                     292,454,996
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                                     367,147,401
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                       $   370,152,066
======================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource International Select Value Fund

                                                                                 APRIL 30, 2006
                                                                                SIX MONTHS ENDED       OCT. 31, 2005
                                                                                  (UNAUDITED)           YEAR ENDED
----------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                 $     3,004,665       $    11,845,266
Net realized gain (loss) on investments                                              74,692,405            71,686,370
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies               292,454,996           131,005,718
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     370,152,066           214,537,354
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                       (25,641,225)                   --
      Class B                                                                        (5,774,933)                   --
      Class C                                                                          (334,098)                   --
      Class I                                                                        (1,879,380)                   --
      Class Y                                                                           (25,903)                   --
   Net realized gain
      Class A                                                                       (40,958,926)          (25,324,943)
      Class B                                                                       (12,925,508)           (9,029,520)
      Class C                                                                          (721,629)             (471,404)
      Class I                                                                        (2,591,521)             (960,567)
      Class Y                                                                           (38,556)              (19,103)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                                 (90,891,679)          (35,805,537)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                                          230,230,328           375,279,287
   Class B shares                                                                    58,140,050           111,687,513
   Class C shares                                                                     3,862,023             5,569,305
   Class I shares                                                                    15,243,605            41,163,007
   Class Y shares                                                                       508,791               347,440
 Reinvestment of distributions at net asset value
   Class A shares                                                                    65,368,254            24,993,555
   Class B shares                                                                    18,411,993             8,899,018
   Class C shares                                                                     1,015,005               453,066
   Class I shares                                                                     4,470,046               960,160
   Class Y shares                                                                        63,264                18,515
Payments for redemptions
   Class A shares                                                                  (103,959,875)         (156,469,077)
   Class B shares (Note 2)                                                          (41,030,399)          (73,574,789)
   Class C shares (Note 2)                                                           (1,738,427)           (2,961,896)
   Class I shares                                                                   (19,199,990)           (9,589,149)
   Class Y shares                                                                       (70,991)              (42,248)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                   231,313,677           326,733,707
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             510,574,064           505,465,524
Net assets at beginning of period                                                 1,385,527,465           880,061,941
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                     $ 1,896,101,529       $ 1,385,527,465
======================================================================================================================
Undistributed (excess of distributions over) net investment income              $    (2,455,088)      $    28,195,786
----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
15 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource International Select Value Fund

(Unaudited as to April 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource International Managers Series, Inc. (formerly AXP Partners International Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of issuers in countries that are part of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia and the Far East) Index and Canada.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At April 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represented 3.91% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
16 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


--------------------------------------------------------------------------------
17 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2006, foreign currency holdings consisted of multiple denominations, primarily European monetary units.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.


--------------------------------------------------------------------------------
18 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
19 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.90% to 0.775% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Multi-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $713,144 for the six months ended April 30, 2006.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

The Investment Manager has a Subadvisory Agreement with Alliance Capital Management L.P.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

o   Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.


--------------------------------------------------------------------------------
20 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,954,752 for Class A, $208,445 for Class B and $955 for Class C for the six months ended April 30, 2006.

During the six months ended April 30, 2006, the Fund's custodian and transfer agency fees were reduced by $23,842 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $312,055,557 and $209,652,941, respectively, for the six months ended April 30, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                          SIX MONTHS ENDED APRIL 30, 2006
                                        CLASS A         CLASS B         CLASS C       CLASS I         CLASS Y
--------------------------------------------------------------------------------------------------------------
Sold                                   23,619,897      6,155,602        409,060      1,557,463         52,233
Issued for reinvested distributions     7,089,857      2,050,333        113,282        480,650          6,817
Redeemed                              (10,680,577)    (4,325,056)      (183,293)    (1,850,862)        (7,175)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                20,029,177      3,880,879        339,049        187,251         51,875
--------------------------------------------------------------------------------------------------------------

                                                             YEAR ENDED OCT. 31, 2005
                                        CLASS A         CLASS B         CLASS C       CLASS I         CLASS Y
--------------------------------------------------------------------------------------------------------------
Sold                                   45,019,345     13,842,020        689,080      4,903,088         40,740
Issued for reinvested distribution      3,151,772      1,149,745         58,611        120,321          2,323
Redeemed                              (18,660,838)    (8,912,365)      (364,913)    (1,150,316)        (5,097)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                29,510,279      6,079,400        382,778      3,873,093         37,966
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
21 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At April 30, 2006, securities valued at $156,264,870 were on loan to brokers. For collateral, the Fund received U.S. government securities valued at $152,232,649. At April 30, 2006, due to fluctuating market conditions, the Fund was undercollaterized. However on May 1, 2006, the Fund returned to an adequately collaterized position. Income from securities lending amounted to $552,036 for the six months ended April 30, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. FORWARD FOREIGN CURRENCY CONTRACTS

At April 30, 2006, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                       CURRENCY TO       CURRENCY TO        UNREALIZED          UNREALIZED
EXCHANGE DATE         BE DELIVERED       BE RECEIVED       APPRECIATION        DEPRECIATION
--------------------------------------------------------------------------------------------
June 15, 2006          159,140,000       277,791,602           $--              $12,636,827
                     British Pound       U.S. Dollar
June 15, 2006       12,791,000,000       110,186,501            --                2,872,968
                      Japanese Yen       U.S. Dollar
June 15, 2006           74,750,000         9,587,328            --                  627,985
                     Swedish Krona       U.S. Dollar
June 15, 2006           23,800,000        18,507,430            --                  779,052
                       Swiss Franc       U.S. Dollar
--------------------------------------------------------------------------------------------
Total                                                          $--              $16,916,832
--------------------------------------------------------------------------------------------

7. STOCK INDEX FUTURES CONTRACTS

At April 30, 2006, $1,043,039 was held in a margin deposit account as collateral to cover initial margin deposits on 250 open purchase contracts denominated in Japanese yen. The notional market value of the open purchase contracts at April 30, 2006 was $37,856,829 with a net unrealized gain of $2,567,441. See "Summary of significant accounting policies" and "Notes to investments in securities."


--------------------------------------------------------------------------------
22 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2006.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.


--------------------------------------------------------------------------------
23 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


--------------------------------------------------------------------------------
24 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                             2006(g)       2005        2004       2003          2002
Net asset value, beginning of period                                $    9.00       $  7.68     $  6.28    $  4.75       $  5.23
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .02           .08         .01        .04           .02
Net gains (losses) (both realized and unrealized)                        2.19          1.53        1.39       1.49          (.50)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         2.21          1.61        1.40       1.53          (.48)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.22)           --          --         --            --
Distributions from realized gains                                        (.36)         (.29)         --         --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.58)         (.29)         --         --            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   10.63       $  9.00     $  7.68    $  6.28       $  4.75
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   1,393       $   999     $   626    $   363       $   163
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.49%(c)      1.48%       1.52%      1.65%(d)      1.64%(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         .54%(c)      1.18%        .65%       .87%          .77%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%           22%         23%        18%           13%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         25.56%(f)     21.53%      22.29%     32.21%        (9.18%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.68% and 1.82% for the years ended Oct. 31, 2003 and 2002, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
25 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                             2006(g)       2005        2004       2003          2002
Net asset value, beginning of period                                $    8.72       $  7.51     $  6.18    $  4.71       $  5.22
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               --           .04          --         --            --
Net gains (losses) (both realized and unrealized)                        2.11          1.46        1.33       1.47          (.51)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         2.11          1.50        1.33       1.47          (.51)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.16)           --          --         --            --
Distributions from realized gains                                        (.36)         (.29)         --         --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.52)         (.29)         --         --            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   10.31       $  8.72     $  7.51    $  6.18       $  4.71
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $     404       $   308     $   219    $   153       $    77
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         2.26%(c)      2.25%       2.28%      2.42%(d)      2.41%(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        (.26%)(c)      .42%       (.10%)      .12%          .01%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%           22%         23%        18%           13%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         25.05%(f)     20.52%      21.52%     31.21%        (9.77%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.46% and 2.59% for the years ended Oct. 31, 2003 and 2002 respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
26 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                             2006(g)       2005        2004       2003          2002
Net asset value, beginning of period                                $    8.71       $  7.50     $  6.18    $  4.71       $  5.22
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                               --           .05          --         --            --
Net gains (losses) (both realized and unrealized)                        2.11          1.45        1.32       1.47          (.51)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         2.11          1.50        1.32       1.47          (.51)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.16)           --          --         --            --
Distributions from realized gains                                        (.36)         (.29)         --         --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.52)         (.29)         --         --            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   10.30       $  8.71     $  7.50    $  6.18       $  4.71
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $      24       $    17     $    12    $     8       $     3
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         2.26%(c)      2.25%       2.28%      2.42%(d)      2.42%(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        (.23%)(c)      .40%       (.11%)      .13%          .02%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%           22%         23%        18%           13%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         25.16%(f)     20.55%      21.36%     31.21%        (9.77%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.47% and 2.59% for the years ended Oct. 31, 2003 and 2002, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
27 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS I
-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                             2006(g)       2005        2004(b)
Net asset value, beginning of period                                $    9.09       $  7.73     $  7.16
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .03           .09         .10
Net gains (losses) (both realized and unrealized)                        2.23          1.56         .47
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                         2.26          1.65         .57
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.26)           --          --
Distributions from realized gains                                        (.36)         (.29)         --
-----------------------------------------------------------------------------------------------------------
Total distributions                                                      (.62)         (.29)         --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   10.73       $  9.09     $  7.73
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $      74       $    61     $    22
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                         1.05%(d)      1.03%       1.08%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         .94%(d)      1.79%        .90%(d)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%           22%         23%
-----------------------------------------------------------------------------------------------------------
Total return(e)                                                         25.87%(f)     21.93%       7.96%(f)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
28 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                             2006(g)       2005        2004       2003          2002
Net asset value, beginning of period                                $    9.06       $  7.72     $  6.30    $  4.76       $  5.23
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .03           .09         .02        .05           .03
Net gains (losses) (both realized and unrealized)                        2.20          1.54        1.40       1.49          (.50)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         2.23          1.63        1.42       1.54          (.47)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.24)           --          --         --            --
Distributions from realized gains                                        (.36)         (.29)         --         --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.60)         (.29)         --         --            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   10.69       $  9.06     $  7.72    $  6.30       $  4.76
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $       2       $     1     $    --    $    --       $    --
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.32%(c)      1.31%       1.35%      1.47%(d)      1.45%(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets         .81%(c)      1.29%        .85%       .88%         1.01%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%           22%         23%        18%           13%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                                                         25.59%(f)     21.69%      22.54%     32.35%        (8.99%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.50% and 1.65% for the years ended Oct. 31, 2003 and 2002, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
29 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
30 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                                 BEGINNING          ENDING          EXPENSES       ANNUALIZED
                                               ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING      EXPENSE
                                                NOV. 1, 2005    APRIL 30, 2006    THE PERIOD(a)      RATIO
--------------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------------
  Actual(b)                                        $1,000          $1,255.60         $ 8.24          1.49%
--------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000          $1,017.21         $ 7.37          1.49%
--------------------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------------------
  Actual(b)                                        $1,000          $1,250.50         $12.47          2.26%
--------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000          $1,013.44         $11.16          2.26%
--------------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------------
  Actual(b)                                        $1,000          $1,251.60         $12.48          2.26%
--------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000          $1,013.44         $11.16          2.26%
--------------------------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------------------------
  Actual(b)                                        $1,000          $1,258.70         $ 5.82          1.05%
--------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000          $1,019.37         $ 5.20          1.05%
--------------------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------------------
  Actual(b)                                        $1,000          $1,255.90         $ 7.30          1.32%
--------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000          $1,018.05         $ 6.53          1.32%
--------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended April 30, 2006:
      +25.56% for Class A, +25.05% for Class B, +25.16% for Class C, +25.87% for
      Class I and +25.59% for Class Y.


--------------------------------------------------------------------------------
31 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors/Trustees (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

The Fund operates under an order from the Securities and Exchange Commission that permits the investment manager, subject to the approval of the Board, to appoint unaffiliated subadvisers or change the terms of subadvisory agreements without first obtaining shareholder approval. As a basis for making its determination, the Board monitors the investment performance of the Fund throughout the year using a number of benchmarks and comparison periods of one, three and five years, as well as, the entire period during which the subadviser has managed its portion of the investment portfolio. On an annual basis the Board assesses the operating capabilities of the subadviser, such as adherence to the investment strategies of the Fund, compliance with its code of ethics and all applicable legal requirements, and its working relationship with the investment manager, through reports prepared by the investment manager. During the year, if there is a change in the composition of the subadviser's management team or if other circumstances so require, the Board will re-assess the operating capabilities. The Board also considers the fees paid by the investment manager to the subadviser and any business relationships that exist between the investment manager and its affiliates and the subadviser. Based on its review and evaluation, the Board determined to approve the continuation of the subadvisory agreements.


--------------------------------------------------------------------------------
32 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
33 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE INTERNATIONAL SELECT VALUE FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                      AFFIRMATIVE                   WITHHOLD
--------------------------------------------------------------------------------
  Kathleen Blatz                    1,157,215,347.96             31,058,759.59
--------------------------------------------------------------------------------
  Arne H. Carlson                   1,155,540,845.24             32,733,262.31
--------------------------------------------------------------------------------
  Patricia M. Flynn                 1,158,337,798.99             29,936,308.56
--------------------------------------------------------------------------------
  Anne P. Jones                     1,155,946,950.97             32,327,156.58
--------------------------------------------------------------------------------
  Jeffrey Laikind                   1,157,560,623.59             30,713,483.96
--------------------------------------------------------------------------------
  Stephen R. Lewis, Jr.             1,158,902,661.57             29,371,445.98
--------------------------------------------------------------------------------
  Catherine James Paglia            1,158,051,202.82             30,222,904.73
--------------------------------------------------------------------------------
  Vikki L. Pryor                    1,158,201,436.14             30,072,671.41
--------------------------------------------------------------------------------
  Alan K. Simpson                   1,154,118,472.77             34,155,634.78
--------------------------------------------------------------------------------
  Alison Taunton-Rigby              1,157,856,252.17             30,417,855.38
--------------------------------------------------------------------------------
  William F. Truscott               1,158,643,092.51             29,631,015.04
--------------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

    AFFIRMATIVE            AGAINST             ABSTAIN        BROKER NON-VOTES
--------------------------------------------------------------------------------
  1,138,014,008.49      29,218,246.86       21,006,884.59        34,967.61
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

    AFFIRMATIVE            AGAINST             ABSTAIN        BROKER NON-VOTES
--------------------------------------------------------------------------------
  1,143,776,516.38      23,683,020.30       20,779,603.26        34,967.61
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
34 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

DIVERSIFICATION

    AFFIRMATIVE            AGAINST             ABSTAIN        BROKER NON-VOTES
--------------------------------------------------------------------------------
  1,142,008,567.70      26,053,553.89       20,177,018.35        34,967.61
--------------------------------------------------------------------------------

LENDING

    AFFIRMATIVE            AGAINST             ABSTAIN        BROKER NON-VOTES
--------------------------------------------------------------------------------
  1,134,693,809.02      31,664,232.66       21,881,098.26        34,967.61
--------------------------------------------------------------------------------

BORROWING

    AFFIRMATIVE            AGAINST             ABSTAIN        BROKER NON-VOTES
--------------------------------------------------------------------------------
  1,139,914,562.29      28,202,321.37       20,122,256.28        34,967.61
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
35 - RIVERSOURCE INTERNATIONAL SELECT VALUE FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RIVERSOURCE(SM) INTERNATIONAL SELECT VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                         This report must be accompanied or preceded by the
                         Fund's current prospectus. RiverSource Funds are
                         managed by RiverSource Investments, LLC and distributed
                         by Ameriprise Financial Services, Inc., Member NASD.
RIVERSOURCE [LOGO](SM)   Both companies are part of Ameriprise Financial, Inc.
       INVESTMENTS
                                                                 S-6253 F (6/06)

Semiannual Report

                                                          RIVERSOURCE [LOGO](SM)
                                                                  INVESTMENTS


RIVERSOURCE(SM)
INTERNATIONAL SMALL CAP FUND

--------------------------------------------------------------------------------

    SEMIANNUAL REPORT FOR THE
    PERIOD ENDED APRIL 30, 2006

>   RIVERSOURCE INTERNATIONAL SMALL CAP
    FUND SEEKS TO PROVIDE SHAREHOLDERS
    WITH LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot .................................................................2

Performance Summary ...........................................................3

Questions & Answers
  with Portfolio Management ...................................................5

Investments in Securities ....................................................10

Financial Statements .........................................................20

Notes to Financial Statements ................................................23

Fund Expenses Example ........................................................37

Approval of Investment Management
  Services Agreement .........................................................39

Proxy Voting .................................................................41

Results of Meeting of Shareholders ...........................................42

                               DALBAR [LOGO] RATED
                                       2006
                                FOR COMMUNICATION

RiverSource Funds' shareholder reports have been awarded the Communications Seal from Dalbar Inc.,an independent financial services research firm.The Seal recognizes communications demonstratinga level of excellence in the industry.


--------------------------------------------------------------------------------
1 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUND SNAPSHOT AT APRIL 30, 2006

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS                                                            <
--------------------------------------------------------------------------------

AIG GLOBAL INVESTMENT CORP.

PORTFOLIO MANAGER                     SINCE          YEARS IN INDUSTRY
Hans Danielsson                        4/06                 29

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

PORTFOLIO MANAGERS                    SINCE          YEARS IN INDUSTRY
Charles F. Lovejoy, CFA                4/06                 26
Christopher W. Floyd, CFA              4/06                  7

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

The Fund seeks to provide shareholders with long-term growth of capital.

Inception dates by class

A: 10/3/02      B: 10/3/02    C: 10/3/02      I: 3/4/04    Y: 10/3/02

Ticker symbols by class

A: AISCX        B: APNBX      C: --           I: --        Y: --

Total net assets                                       $117.5 million
Number of holdings                                                331

--------------------------------------------------------------------------------
COUNTRY COMPOSITION                                                           <
--------------------------------------------------------------------------------

Percentage of portfolio assets at April 30, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash & Short-Term Securities      23.8%
Japan                             17.2%
United Kingdom                     9.8%
Germany                            6.7%
France                             5.2%
Canada                             4.0%
Sweden                             3.9%
Netherlands                        3.8%
Norway                             3.2%
Switzerland                        2.9%
Denmark                            2.6%
Greece                             1.9%
Italy                              1.8%
Finland                            1.6%
Hong Kong                          1.6%
Ireland                            1.5%
South Korea                        1.5%
Singapore                          1.1%
Spain                              1.0%
Other*                             4.9%

--------------------------------------------------------------------------------
TOP TEN HOLDINGS                                                              <
--------------------------------------------------------------------------------

Percentage of portfolio assets
D Carnegie & Co (Sweden)                                                    1.0%
--------------------------------------------------------------------------------
Euler Hermes (France)                                                       0.8
--------------------------------------------------------------------------------
Pfleiderer (Germany)                                                        0.8
--------------------------------------------------------------------------------
YIT (Finland)                                                               0.8
--------------------------------------------------------------------------------
Neopost (France)                                                            0.8
--------------------------------------------------------------------------------
DSV (Denmark)                                                               0.7
--------------------------------------------------------------------------------
CAE (Canada)                                                                0.7
--------------------------------------------------------------------------------
Banque Cantonale Vaudoise (Switzerland)                                     0.7
--------------------------------------------------------------------------------
Koninklijke BAM Groep (Netherlands)                                         0.7
--------------------------------------------------------------------------------
Banco Pastor (Spain)                                                        0.6
--------------------------------------------------------------------------------

For further detail about these holdings please refer to the section entitled "Investments in Securities."

--------------------------------------------------------------------------------
STYLE MATRIX                                                                  <
--------------------------------------------------------------------------------

---------------------------------
         STYLE

VALUE    BLEND    GROWTH
---------------------------------
                          LARGE
---------------------------------
                          MEDIUM  SIZE
---------------------------------
                          SMALL
---------------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

* Includes Australia, Belgium, Bermuda, China, India, Israel, Liechtenstein, Luxembourg, Malaysia, Philippine Islands and Taiwan.

Investment products involve risks including possible loss of principal and fluctuation in value.

Stocks of small- and mid-capitalization companies involve substantial risk. Historically, these stocks have experienced greater price volatility than stocks of larger companies, and they can be expected to do so in the future.

International investing involves increased risk and volatility, not typically associated with domestic investing, due to potential political and economic instability, limited liquidity, volatile prices, lack of accounting, auditing, and financial reporting standards, changes in currency exchange rates, and differences in how trades are cleared and settled. Risks are particularly significant in emerging markets due to the dramatic pace of economic, social, and political change.

Fund holdings are as of the date given, are subject to change at any time and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
2 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON
                  For the six-month period ended April 30, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource International Small Cap Fund Class A (excluding sales charge)           +23.42%

S&P/Citigroup Global Equity Index ex-U.S. Less Than $2 billon Index(1) (unmanaged)  +29.84

Lipper International Small-Cap Funds Index(2)                                       +32.06

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

(1) The S&P/Citigroup Global Equity Index ex-U.S. Less Than $2 billion Index, an unmanaged market capitalization weighted benchmark, measures the small stock component of the Salomon Smith Barney Global Equity Index, which includes developed and emerging market countries globally excluding the U.S. Within each country, those stocks falling under a two billion dollar market cap of the available market capital in each country form the universe. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper International Small-Cap Funds Index includes the 10 largest international small-cap funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.


--------------------------------------------------------------------------------
3 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  <
--------------------------------------------------------------------------------

                          CLASS A              CLASS B             CLASS C          CLASS I      CLASS Y
(INCEPTION DATES)        (10/3/02)            (10/3/02)           (10/3/02)         (3/4/04)    (10/3/02)
                                                     AFTER                AFTER
                     NAV(1)     POP(2)    NAV(1)    CDSC(3)    NAV(1)    CDSC(4)     NAV(5)      NAV(5)
AT APRIL 30, 2006
--------------------------------------------------------------------------------------------------------
6 months*            +23.42%   +16.33%    +22.96%   +17.96%    +22.94%   +21.94%    +23.72%      +23.48%
--------------------------------------------------------------------------------------------------------
1 year               +33.41%   +25.75%    +32.35%   +27.35%    +32.30%   +31.30%    +33.97%      +33.59%
--------------------------------------------------------------------------------------------------------
3 years              +30.88%   +28.32%    +29.91%   +29.11%    +29.91%   +29.91%       N/A       +31.13%
--------------------------------------------------------------------------------------------------------
Since inception      +29.33%   +27.20%    +28.32%   +27.88%    +28.33%   +28.33%    +19.81%      +29.53%
--------------------------------------------------------------------------------------------------------
AT MARCH 31, 2006
--------------------------------------------------------------------------------------------------------
6 months*            +15.52%    +8.87%    +15.04%   +10.04%    +15.15%   +14.15%    +15.87%      +15.61%
--------------------------------------------------------------------------------------------------------
1 year               +24.69%   +17.52%    +23.65%   +18.65%    +23.75%   +22.75%    +25.27%      +24.74%
--------------------------------------------------------------------------------------------------------
3 years              +34.00%   +31.38%    +32.95%   +32.19%    +33.01%   +33.01%       N/A       +34.26%
--------------------------------------------------------------------------------------------------------
Since inception      +28.90%   +26.73%    +27.89%   +27.42%    +27.93%   +27.93%    +18.80%      +29.11%
--------------------------------------------------------------------------------------------------------

(1) Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

 *  Not annualized.


--------------------------------------------------------------------------------
4 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                            WITH PORTFOLIO MANAGEMENT

PERFORMANCE SUMMARY

RiverSource International Small Cap Fund advanced 23.42% (Class A shares, excluding sales charge) for the six months ended April 30, 2006. The Fund underperformed its benchmark, the S&P/Citigroup Global Equity Index ex-U.S. Less Than $2 billion Index (Citigroup Index), which rose 29.84% for the semiannual period. The Fund also underperformed its peer group, as represented by the Lipper International Small-Cap Funds Index, which rose 32.06% during the same time frame.

RiverSource International Small Cap Fund is managed by two independent money management firms that each invest a portion of Fund assets in a blend of growth and value stocks of small-capitalization international companies. On April 24, 2006, AIG Global Investment Corp. (AIGGIC) and Batterymarch Financial Management, Inc. (Batterymarch) replaced Templeton Investment Counsel, LLC (Franklin Templeton) and Wellington Management Company, LLP together with its affiliate, Wellington Management International Ltd (Wellington Management International) as subadvisers to the Fund. AIGGIC and Batterymarch each managed approximately 50% of the Fund's assets as of April 30, 2006. Below, each subadviser discusses results and positioning for their portion of the Fund for the first half of the fiscal year.

Q: What factors affected performance the most for your portion of the Fund for the semiannual period ended April 30, 2006?*

      FRANKLIN TEMPLETON: Detracting from Fund performance during the period was Hong Kong-based Techtronic Industries, the world leader in the design, engineering, manufacturing and marketing of power tools. The stock declined in value due to rising inventory levels in the U.S. Canadian company Quebecor World also negatively impacted Fund performance during the period. Quebecor World

* Franklin Templeton and Wellington Management provided Fund commentary through their management tenure ended April 21, 2006.


--------------------------------------------------------------------------------
5 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      provides print, pre-media, logistics and distribution services to book and magazine publishers, retailers, telephone companies, and direct mail and catalog customers. Recently, overall industry conditions were difficult with too much capacity and pricing pressure. In addition, the company suffered from some underperforming European operations.

      The Fund did benefit from the strong performance of several stocks during the period including D. Carnegie and Company, a well-respected investment bank that operates in the Nordic capital markets. Carnegie is generally considered the leading investment banking advisor in the Nordic region.

      Daegu Bank, a South Korean regional bank with a strong client base in Daegu and Kyungbuk provinces, also performed well during the period. The bank provides various services to its clients from commercial banking to foreign exchange. Over the period, Daegu Bank improved most of its operating results as the export environment improved, credit costs declined and delinquency ratios fell across segments.

      WELLINGTON MANAGEMENT INTERNATIONAL: All 10 sectors within the Citigroup Index advanced during the period, led by energy, materials and industrials. The health care, utilities and consumer staples sectors posted more modest gains. Emerging markets was the best performing region.

      Our portion of the Fund's performance lagged the Citigroup Index during the period. The portfolio's unfavorable return

* Franklin Templeton and Wellington Management provided Fund commentary through their management tenure ended April 21, 2006.


--------------------------------------------------------------------------------
6 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      relative to the Citigroup Index was partially driven by less favorable stock selection in the consumer staples and financials sectors. In addition, overweight positions in the weak performing health care and consumer staples sectors negatively contributed to performance. These negative results were partially offset by strong stock selection in the industrials and materials sectors.

      From a regional perspective, stock selection in Europe, particularly in the United Kingdom, detracted. However, our stock selection was strong in Japan, where our holdings outperformed as investors focused more on higher quality companies and sold out of speculative micro-cap stocks that had reached extreme valuations.

Q: What changes did you make to your portion of the Fund and how is it currently positioned?*

      FRANKLIN TEMPLETON: During the six-month period, we added Bio-Treat Technology, Dorel Industries and TravelSky Technologies. We believe we purchased these stocks at attractive prices relative to our assessment of their intrinsic value.

      Bio-Treat is a pioneer in waste and wastewater management in China. The company successfully developed a proprietary application of biological processes, called the BMS Biological Process Technology, for waste and wastewater treatment for residential, commercial and municipal projects. In view of widespread pollution in many cities across China, and the need to clean up its environment before the 2008 Olympics, China increased its pollution control efforts. We expect these efforts to continue to benefit companies engaged in pollution control.

* Franklin Templeton and Wellington Management provided Fund commentary through their management tenure ended April 21, 2006.


--------------------------------------------------------------------------------
7 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      Based in Canada, Dorel Industries is a leading global consumer products manufacturer, importer and marketer specializing in three major segments: juvenile products, home furnishings, and leisure and recreational products. The company's low valuation at the time of purchase offered us an attractive buying opportunity.

      TravelSky Technologies develops electronic travel distribution systems and airport passenger processing and air cargo systems in China. TravelSky also owns and operates a real-time data network for China's civil aviation industry. We believed that TravelSky offered well-positioned exposure to the growing Chinese aviation sector.

      Sales during the period included shares of Hansol Paper Company, a Korean paper manufacturer; Oce, a Dutch documentation and print production equipment company; and Imtech, a Dutch manufacturer and installer of information and communication technology. Our analysis indicated that these companies' share prices were at or above our estimate of their intrinsic values.

      WELLINGTON MANAGEMENT INTERNATIONAL: While our sector allocations are a result of bottom-up stock selection, we increased our exposure to the retailing and real estate sectors. We trimmed some of our exposure to the insurance and software and services industries. We continued to maintain our neutral geographic positioning.

* Franklin Templeton and Wellington Management provided Fund commentary through their management tenure ended April 21, 2006.


--------------------------------------------------------------------------------
8 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

Q: How do you intend to manage your portion of the Fund in the coming months?**

      BATTERYMARCH: We are one of the first major firms to create and implement a quantitative investment process. Our long history and tenured personnel have an in-depth knowledge of data analysis that is crucial to the fundamental success of any quantitative investment manager. We use a disciplined investment process that incorporates rigorous stock selection, effective risk control and cost-efficient trading. Our quantitative investment process ranks companies based on valuation, growth and momentum characteristics.

      AIGGIC: We have more than 55 investment professionals located throughout Europe and Asia. Our broad-based team is largely composed of sector specialists located within each region from which the portfolio management team draws industry- and company-specific research. We have several investment professionals dedicated to international small-cap investing, and the team is divided into three regions, each geographically located in their specific region -- European, Asia and Japan. The role of each regional team is to find the best international small-cap ideas to combine them into an overall diversified international small-cap portfolio.

** As a result of portfolio management changes, the Fund's portfolio turnover rate of 112% for the semiannual period was temporarily higher than usual.


--------------------------------------------------------------------------------
9 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource International Small Cap Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------
COMMON STOCKS (88.7%)(c)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
AUSTRALIA (1.1%)

AUTO COMPONENTS (0.2%)
Pacifica Group                                      88,600         $    183,082
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Ansell                                              21,600              187,069
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
West Australian Newspapers Holdings                 32,888              207,376
--------------------------------------------------------------------------------

METALS & MINING (0.1%)
Zinifex                                             22,050              173,377
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
David Jones                                         89,600              182,425
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
JB Hi-Fi                                            42,400              161,056
Just Group                                          78,100              186,898
                                                                   -------------
Total                                                                   347,954
--------------------------------------------------------------------------------

BELGIUM (0.7%)

CHEMICALS (0.3%)
Tessenderlo Chemie                                   7,875              313,377
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
Option                                              18,620(b)           533,161
--------------------------------------------------------------------------------

BERMUDA (0.3%)

INSURANCE
Catlin Group                                        46,500              403,444
--------------------------------------------------------------------------------

CANADA (4.7%)

AEROSPACE & DEFENSE (0.7%)
CAE                                                110,790              911,689
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Linamar                                             34,810              499,421
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
Canaccord Capital                                    9,800              198,980
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
CANADA (CONT.)

COMMERCIAL BANKS (0.2%)
Laurentian Bank of Canada                            7,300         $    212,732
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Aastra Technologies                                  5,400(b)           165,478
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
Ensign Energy Services                               4,200              176,152
Savanna Energy Services                              6,600(b)           181,824
Trican Well Service                                  3,600(b)           174,494
Western Lakota Energy Services                      10,800(b)           171,467
                                                                   -------------
Total                                                                   703,937
--------------------------------------------------------------------------------

INSURANCE (0.4%)
Kingsway Financial Services                         20,600              444,982
--------------------------------------------------------------------------------

MEDIA (0.2%)
Alliance Atlantis Communications Series B            5,700(b)           181,758
--------------------------------------------------------------------------------

METALS & MINING (0.5%)
EuroZinc Mining                                     82,900(b)           187,600
HudBay Minerals                                     16,000(b)           187,478
Major Drilling Group Intl                            7,500(b)           171,064
                                                                   -------------
Total                                                                   546,142
--------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER (0.3%)
ATCO Cl I                                           12,000              364,079
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
Find Energy                                         17,100(b)           178,953
Petrobank Energy & Resources                        18,900(b)           236,753
                                                                   -------------
Total                                                                   415,706
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Sino-Forest Cl A                                    30,800(b)           164,469
--------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
Mullen Group Income Fund Unit                        5,900              180,747
TransForce Income Fund Unit                         11,200              185,531
                                                                   -------------
Total                                                                   366,278
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
10 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
CANADA (CONT.)

SPECIALTY RETAIL (0.3%)
Forzani Group Cl A                                  11,700(b)      $    164,826
Reitmans (Canada) Cl A                               9,300              185,916
                                                                   -------------
Total                                                                   350,742
--------------------------------------------------------------------------------

CHINA (0.3%)

COMMERCIAL SERVICES & SUPPLIES
Bio-Treat Technology                               391,000              326,534
--------------------------------------------------------------------------------

DENMARK (3.0%)

BEVERAGES (0.6%)
Royal Unibrew                                        6,770              731,576
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
GN Store Nord                                       49,380              703,543
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Bang & Olufsen Series B                              5,560              698,608
--------------------------------------------------------------------------------

INSURANCE (0.3%)
Alm.Brand                                            5,220(b)           316,468
--------------------------------------------------------------------------------

MACHINERY (0.2%)
NKT Holding                                          2,850              183,146
--------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
DSV                                                  5,790              947,816
--------------------------------------------------------------------------------

FINLAND (1.8%)

CONSTRUCTION & ENGINEERING (0.9%)
YIT                                                 38,360            1,081,940
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
HK Ruokatalo Group Series A                         16,650              207,923
--------------------------------------------------------------------------------

MARINE (0.7%)
Cargotec Series B                                   17,940              871,915
--------------------------------------------------------------------------------

FRANCE (6.1%)

COMMERCIAL BANKS (0.3%)
Natexis Banques Populaires                           1,150              311,591
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Bacou-Dalloz                                         1,600              206,668
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
FRANCE (CONT.)

HOUSEHOLD DURABLES (1.2%)
Kaufman & Broad                                     11,490         $    681,193
Maisons France Confort                               4,620              347,329
Nexity                                               5,500              384,348
                                                                   -------------
Total                                                                 1,412,870
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Wendel Investissement                                1,600              200,916
--------------------------------------------------------------------------------

INSURANCE (1.0%)
Euler Hermes                                         9,400            1,169,116
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.3%)
Gameloft                                            48,500(b)           366,455
--------------------------------------------------------------------------------

IT SERVICES (1.5%)
Alten                                               18,520(b)           700,834
ALTRAN Technologies                                 18,200(b)           263,781
Atos Origin                                          4,600(b)           344,955
Groupe Steria                                        8,610              527,068
                                                                   -------------
Total                                                                 1,836,638
--------------------------------------------------------------------------------

MEDIA (0.2%)
Eutelsat Communications                             15,800(b)           261,483
--------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.9%)
Neopost                                              9,190            1,039,247
--------------------------------------------------------------------------------

REAL ESTATE (0.3%)
Icade                                                8,080(b)           347,449
--------------------------------------------------------------------------------

GERMANY (7.1%)

AEROSPACE & DEFENSE (0.3%)
MTU Aero Engines Holding                            10,499(b)           380,881
--------------------------------------------------------------------------------

AIRLINES (0.2%)
Deutsche Lufthansa                                  10,850              200,092
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
ElringKlinger                                       13,419              731,065
LEONI                                                7,600              315,305
                                                                   -------------
Total                                                                 1,046,370
--------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
Pfleiderer                                          38,739(b)         1,168,371
--------------------------------------------------------------------------------

CHEMICALS (0.4%)
Lanxess                                             11,600(b)           474,377
--------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Sixt                                                 5,160              254,430
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
11 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
GERMANY (CONT.)

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Grenkeleasing                                        9,760         $    744,832
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.5%)
Celesio                                              4,300              404,631
Fresenius Medical Care & Co                          1,750              209,951
                                                                   -------------
Total                                                                   614,582
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Rational                                             2,770              542,456
--------------------------------------------------------------------------------

INSURANCE (0.4%)
AMB Generali Holding                                 3,150              389,633
cash.life                                            1,770               72,115
                                                                   -------------
Total                                                                   461,748
--------------------------------------------------------------------------------

MACHINERY (0.5%)
Heidelberger Druckmaschinen                          3,800              191,733
WashTec                                             18,020(b)           358,004
                                                                   -------------
Total                                                                   549,737
--------------------------------------------------------------------------------

MEDIA (0.3%)
CTS Eventim                                         10,280              356,598
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
STADA Arzneimittel                                   4,400              212,960
--------------------------------------------------------------------------------

REAL ESTATE (0.5%)
Vivacon                                             10,010(b)           540,419
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Fielmann                                             7,400              708,478
--------------------------------------------------------------------------------

GREECE (2.3%)
CAPITAL MARKETS (0.5%)
Marfin Financial Group                              15,680              534,026
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Piraeus Bank                                        16,380              516,130
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Hellenic Technodomiki                               46,240              487,615
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Hellenic Exchanges                                  14,407              264,962
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Nirefs Aquaculture                                  64,460              313,856
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
GREECE (CONT.)

METALS & MINING (0.5%)
Aluminium of Greece                                 10,277         $    242,156
Mytilineos Holdings                                 10,540              307,916
                                                                   -------------
Total                                                                   550,072
--------------------------------------------------------------------------------

HONG KONG (1.9%)

AIR FREIGHT & LOGISTICS (0.2%)
Integrated Distribution Services Group             207,000              307,046
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Vtech Holdings                                      62,000              294,690
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Singamas Container Holdings                        392,000              295,786
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Xiwang Sugar Holdings                              484,000(b)           333,991
--------------------------------------------------------------------------------

PHARMACEUTICALS (--%)
Far East Pharmaceutical Technology               1,181,200(b,d,e)            --
--------------------------------------------------------------------------------

REAL ESTATE (0.8%)
Far East Consortium Intl                           475,000              211,373
Great Eagle Holdings                               109,000              394,362
Hang Lung Group                                    175,000              416,458
                                                                   -------------
Total                                                                 1,022,193
--------------------------------------------------------------------------------

INDIA (0.4%)

MACHINERY
Tata Motors ADR                                     20,490              424,758
--------------------------------------------------------------------------------

IRELAND (1.8%)
FOOD PRODUCTS (0.4%)
IAWS Group                                          29,420              523,628
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.1%)
United Drug                                         37,100              175,024
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Paddy Power                                         40,770              725,125
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Grafton Group Unit                                  50,910(b)           711,534
--------------------------------------------------------------------------------

ISRAEL (0.4%)

ELECTRONIC EQUIPMENT & INSTRUMENTS
Orbotech                                            20,510(b)           521,159
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
12 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
ITALY (2.1%)

AUTO COMPONENTS (0.4%)
Brembo                                              31,100         $    319,328
Sogefi                                              31,100              237,339
                                                                   -------------
Total                                                                   556,667
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Banco Popolare di Verona e Novara                   11,800              332,074
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
Digital Multimedia Technologies                      8,950(b)           521,576
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Saipem                                               8,900              222,508
--------------------------------------------------------------------------------

MACHINERY (0.2%)
Biesse                                              13,700              205,992
--------------------------------------------------------------------------------

MARINE (0.2%)
Trevi Finanziaria                                   19,200              176,798
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Recordati                                           27,200              211,350
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Gruppo Coin                                         39,000(b)           211,045
--------------------------------------------------------------------------------

JAPAN (20.3%)

AIR FREIGHT & LOGISTICS (0.2%)
Kintetsu World Express                               3,900               96,087
SBS Holdings                                            42              178,920
                                                                   -------------
Total                                                                   275,007
--------------------------------------------------------------------------------

AUTO COMPONENTS (1.2%)
Daido Metal                                         39,000              337,075
Exedy                                               15,500              487,395
NHK Spring                                          10,000              115,942
TBK                                                 38,000              265,349
Teikoku Piston Ring                                 16,000              258,024
                                                                   -------------
Total                                                                 1,463,785
--------------------------------------------------------------------------------

BEVERAGES (0.5%)
Asahi Soft Drinks                                   14,500              229,249
Oenon Holdings                                      93,000              393,729
                                                                   ------------
Total                                                                   622,978
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Nichias                                             24,000              180,659
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
Okasan Holdings                                     18,000              203,162
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
JAPAN (CONT.)

CHEMICALS (1.6%)
Adeka                                               13,000         $    199,139
Chugoku Marine Paints                               28,000              180,272
Lintec                                               8,500              215,393
Nifco                                               14,400              298,499
Nissan Chemical Inds                                10,000              169,521
Shin-Etsu Polymer                                   39,100              674,506
                                                                   -------------
Total                                                                 1,737,330
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Kagoshima Bank                                      13,000              105,165
Yamaguchi Bank                                       5,000               74,967
                                                                   -------------
Total                                                                   180,132
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Career Design Center                                   103              383,593
en-japan                                                23              138,990
Fullcast                                                55              222,706
Moshi Moshi Hotline                                  3,350              133,294
Park24                                               5,700              206,271
                                                                   -------------
Total                                                                 1,084,854
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.2%)
Melco Holdings                                       6,600              206,377
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Kyowa Exeo                                          15,000              187,352
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.3%)
Sumitomo Osaka Cement                              100,500              368,986
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Rengo                                               61,000              481,142
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
JSAT                                                    60              177,075
Telepark                                                51              153,202
                                                                   -------------
Total                                                                   330,277
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
Hitachi Cable                                       60,000              327,273
Nippon Signal                                       36,000              337,707
                                                                   -------------
Total                                                                   664,980
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
13 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
JAPAN (CONT.)

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
IRISO Electronics                                    1,200         $     46,061
Japan Aviation Electronics Industry                 18,000              295,177
Kaga Electronics                                     7,000              182,916
Meiko Electronics                                      900               68,775
Star Micronics                                       8,000              172,859
Taiyo Yuden                                         12,000              197,207
Toyo Tanso                                           2,400(b)           181,713
                                                                   -------------
Total                                                                 1,144,708
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.4%)
Modec                                                6,000              166,008
Shinko Plantech                                     47,000              324,892
                                                                   -------------
Total                                                                   490,900
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Can Do                                                 183              245,928
RyoShoku                                             6,500              196,970
                                                                   -------------
Total                                                                   442,898
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Kakiyasu Honten                                      7,000              141,414
Morinaga & Co                                      110,600              305,037
                                                                   -------------
Total                                                                   446,451
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
NIPRO                                               11,000              187,053
Sysmex                                               5,200              233,395
TOPCON                                              10,800              217,233
                                                                   -------------
Total                                                                   637,681
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.5%)
BML                                                 14,500              284,651
Toho Pharmaceutical                                 18,400              326,465
                                                                   -------------
Total                                                                   611,116
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
H.I.S.                                               5,400              170,751
Kyoritsu Maintenance                                 4,400              173,913
Renaissance                                          2,800               55,459
Resorttrust                                          6,400              220,922
St. Marc Holdings                                    1,900              131,006
                                                                   -------------
Total                                                                   752,051
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Haseko                                              82,000(b)           311,147
Joint                                                8,300              272,657
Kenwood                                            118,000              292,279
                                                                   -------------
Total                                                                   876,083
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
JAPAN (CONT.)

HOUSEHOLD PRODUCTS (--%)
Pigeon                                               3,700         $     56,386
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
DeNA                                                    35(b)            98,990
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.1%)
Kakaku.com                                              26              103,909
--------------------------------------------------------------------------------

IT SERVICES (0.4%)
Hisamitsu Pharmaceutical                             5,900              181,897
Hitachi Systems & Services                           3,000               77,470
Obic                                                   870              178,356
                                                                   -------------
Total                                                                   437,723
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Daikoku Denki                                        4,900              191,954
--------------------------------------------------------------------------------

MACHINERY (1.9%)
Amano                                                6,400              111,585
Daifuku                                             21,000              341,238
Harmonic Drive Systems                                  14               55,951
Japan Steel Works                                   32,000              224,295
Nabtesco                                            43,000              545,007
Okuma Holdings                                      17,000              230,698
OSG                                                  8,800              186,667
Tocalo                                               1,400               52,016
Tsubakimoto Chain                                   47,000              339,754
                                                                   -------------
Total                                                                 2,087,211
--------------------------------------------------------------------------------

MEDIA (0.3%)
Daiichikosho                                         8,000              217,127
Nippon Chemiphar                                    14,000(b)           111,902
                                                                   -------------
Total                                                                   329,029
--------------------------------------------------------------------------------

METALS & MINING (1.2%)
Daido Steel                                         49,000              449,758
Dowa Mining                                         39,000              445,323
Tokyo Steel Mfg                                     22,000              466,668
                                                                   -------------
Total                                                                 1,361,749
--------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Don Quijote                                          3,300              281,450
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Milbon                                               6,360              283,784
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Tsumura & Co                                        10,000              266,140
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
14 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                          SHARES                 VALUE(a)
JAPAN (CONT.)

REAL ESTATE (0.5%)
Kenedix                                                 37         $    190,769
Leopalace21                                          5,100              198,892
Tosei                                                  172              197,910
Urban                                                3,900               57,892
                                                                   -------------
Total                                                                   645,463
--------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
Sankyu                                              38,000              211,278
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Disco                                               10,700              685,138
Japan Electronic Materials                           8,400              223,557
Micronics Japan                                      4,000              181,291
Mimasu Semiconductor Industry                        9,800              220,360
                                                                   -------------
Total                                                                 1,310,346
--------------------------------------------------------------------------------

SPECIALTY RETAIL (1.2%)
Culture Convenience Club                            14,700              185,025
Edion                                                9,600              232,306
Kyoto Kimono Yuzen                                      28               56,566
Otsuka                                               2,100              252,516
Otsuka Kagu                                          5,500              253,623
Right On                                             5,000              215,195
USS                                                  3,560              266,414
                                                                   -------------
Total                                                                 1,461,645
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Gunze                                               46,000              316,364
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Hitachi High-Technologies                           11,000              339,130
IBJ Leasing                                          7,300              198,129
UFJ Central Leasing                                  3,400              211,436
                                                                   -------------
Total                                                                   748,695
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Okinawa Cellular Telephone                              68              165,446
--------------------------------------------------------------------------------

LIECHTENSTEIN (0.5%)

CAPITAL MARKETS
Verwaltungs & Privat Bank                            2,710              624,948
--------------------------------------------------------------------------------

LUXEMBOURG (0.1%)

COMMERCIAL SERVICES & SUPPLIES
Transcom WorldWide Series B SDR                     13,979(b)           175,584
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                          SHARES                 VALUE(a)
MALAYSIA (0.8%)

HOTELS, RESTAURANTS & LEISURE (0.5%)
Resorts World                                      144,300         $    533,486
--------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER (0.3%)
YTL                                                260,700              366,828
--------------------------------------------------------------------------------

NETHERLANDS (3.8%)

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Buhrmann                                            11,300              219,081
Samas Groep                                         15,400(b)           196,198
USG People                                           2,400              206,769
                                                                   -------------
Total                                                                   622,048
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.7%)
Arcadis                                             12,480              592,224
Imtech                                              11,441              629,798
Koninklijke BAM Groep                                8,380              900,081
                                                                   -------------
Total                                                                 2,122,103
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Draka Holding                                       27,523(b)           531,178
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Aalberts Inds                                        6,563              534,795
--------------------------------------------------------------------------------

MEDIA (0.3%)
Wolters Kluwer                                      12,000              312,575
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)

Beter Bed Holding                                    4,500              281,771
Macintosh Retail Group                               2,400              251,271
                                                                   -------------
Total                                                                   533,042
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Hagemeyer                                           36,700(b)           199,525
Univar                                               3,500              194,785
                                                                   -------------
Total                                                                   394,310
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Smit Intl                                            2,200              195,366
--------------------------------------------------------------------------------

NORWAY (3.8%)

AIRLINES (0.2%)
Norwegian Air Shuttle                               12,100(b)           217,410
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
Tandberg Television                                 33,430(b)           674,047
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
15 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
NORWAY (CONT.)

ENERGY EQUIPMENT & SERVICES (2.1%)
Aker Kvaerner ASA                                    8,710         $    849,769
Petrolia Drilling                                  400,000(b)           230,248
Prosafe                                             11,290              671,904
Sevan Marine                                        72,330(b)           529,253
TGS NOPEC Geophysical                                3,450(b)           232,248
                                                                   -------------
Total                                                                 2,513,422
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
Cermaq                                              24,800(b)           364,949
Pan Fish                                           430,000(b)           437,697
                                                                   -------------
Total                                                                   802,646
--------------------------------------------------------------------------------

MACHINERY (0.2%)
Aker Yards                                           2,620              210,455
--------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.2%)

REAL ESTATE
Megaworld                                       10,650,000              255,685
--------------------------------------------------------------------------------

RUSSIA (0.1%)

FOOD & STAPLES RETAILING
Pyaterochka Holding GDR                              6,210(b)           118,301
--------------------------------------------------------------------------------

SINGAPORE (1.3%)

FOOD & STAPLES RETAILING (0.2%)
Olam Intl                                          275,000              281,855
--------------------------------------------------------------------------------

FOOD PRODUCTS (--%)
Want Want Holdings                                     930                1,358
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.5%)
Parkway Holdings                                   335,000              553,176
--------------------------------------------------------------------------------

MACHINERY (0.6%)
Inter-Roller Engineering                           310,000              407,946
SembCorp Marine                                    132,000              255,549
                                                                   -------------
Total                                                                   663,495
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (--%)
United Test and Assembly Center                     73,000(b)            47,571
--------------------------------------------------------------------------------

SOUTH KOREA (1.7%)

AIRLINES (0.1%)
Korean Air Lines                                     4,740              172,679
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.1%)
Daishin Securities                                   7,530              176,091
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
SOUTH KOREA (CONT.)

CHEMICALS (0.2%)
SSCP                                                14,100(b)      $    275,151
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Daegu Bank                                           9,620              180,585
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Woongjin Coway                                       5,850              173,719
--------------------------------------------------------------------------------

METALS & MINING (0.3%)
Korea Zinc                                           3,300              297,136
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
GS Holdings                                         14,360              449,273
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Hansol Paper                                        21,090              324,324
--------------------------------------------------------------------------------

SPAIN (1.2%)

COMMERCIAL BANKS (0.7%)
Banco Pastor                                        15,100              889,311
--------------------------------------------------------------------------------

MACHINERY (0.5%)
Mecalux                                             15,490(b)           553,542
--------------------------------------------------------------------------------

SWEDEN (4.5%)

BIOTECHNOLOGY (0.2%)
Q-Med                                                6,100              260,797
--------------------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
D Carnegie & Co                                     62,220            1,385,133
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Elekta Series B                                     21,670              358,492
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.1%)
RaySearch Laboratories                               2,708(b)            64,894
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
JM                                                   7,730              497,834
--------------------------------------------------------------------------------

IT SERVICES (0.3%)
HiQ Intl                                            56,140              340,154
--------------------------------------------------------------------------------

MACHINERY (0.1%)
Munters                                              2,500               95,311
--------------------------------------------------------------------------------

MEDIA (0.6%)
Modern Times Group Series B                         13,040(b)           717,303
--------------------------------------------------------------------------------

METALS & MINING (0.4%)
Boliden                                             24,000(b)           488,535
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
16 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
SWEDEN (CONT.)

SOFTWARE (0.3%)
Protect Data                                        19,860         $    338,013
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Bilia Series A                                      17,300              306,220
Nobia                                               10,600              335,561
RNB Retail and Brands                               15,790              145,121
                                                                   -------------
Total                                                                   786,902
--------------------------------------------------------------------------------

SWITZERLAND (3.5%)

AUTO COMPONENTS (0.2%)
Georg Fischer                                          425(b)           206,640
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
Charles Voegele Holding Series A                     3,600(b)           305,080
--------------------------------------------------------------------------------

CHEMICALS (0.4%)
Syngenta                                             3,400(b)           474,278
--------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Banque Cantonale Vaudoise                            2,500              907,615
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Holcim                                               6,600              553,459
--------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
Bank Sarasin & Co Series B                             110              329,947
--------------------------------------------------------------------------------

INSURANCE (0.8%)
Baloise Holding                                      3,995              305,053
Helvetia Patria Holding                              1,450              391,670
Swiss Life Holding                                   1,650(b)           380,171
                                                                   -------------
Total                                                                 1,076,894
--------------------------------------------------------------------------------

MACHINERY (0.2%)
Swisslog Holding                                   165,000(b)           216,860
--------------------------------------------------------------------------------

TAIWAN (0.7%)

COMMUNICATIONS EQUIPMENT
D-Link                                             713,200              807,100
--------------------------------------------------------------------------------

UNITED KINGDOM (11.6%)

AEROSPACE & DEFENSE (0.1%)
Radstone Technology                                 33,130              169,155
--------------------------------------------------------------------------------

AIRLINES (0.2%)
British Airways                                     41,900(b)           256,911
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                              SHARES             VALUE(a)
UNITED KINGDOM (CONT.)

AUTO COMPONENTS (0.2%)
GKN                                                 43,300         $    247,532
--------------------------------------------------------------------------------

CAPITAL MARKETS (0.1%)
New Star Asset Management Group                     16,740(b)           131,870
--------------------------------------------------------------------------------

CHEMICALS (0.4%)
Elementis                                          143,850              226,243
Foseco                                              71,300              237,928
                                                                   -------------
Total                                                                   464,171
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Regus Group                                         99,520(b)           210,964
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Galliford Try                                      112,400              266,450
Kier Group                                           8,300              260,323
                                                                   -------------
Total                                                                   526,773
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Rexam                                               40,200              399,511
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
NETeller                                            13,650(b)           192,903
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Chloride Group                                     120,000              221,555
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Abacus Group                                        48,200              152,054
Spectris                                            20,300              249,310
                                                                   -------------
Total                                                                   401,364
--------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Northern Foods                                     110,866              180,431
Premier Foods                                       62,780              340,004
                                                                   -------------
Total                                                                   520,435
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Alliance UniChem                                    11,000              178,220
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
First Choice Holidays                               63,800              258,855
Gondola Holdings                                    86,830              560,900
Punch Taverns                                       44,330              708,121
                                                                   -------------
Total                                                                 1,527,876
--------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
17 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
UNITED KINGDOM (CONT.)

HOUSEHOLD DURABLES (0.9%)
Barratt Developments                                13,200         $    238,776
Bovis Homes Group                                   15,100              246,300
Persimmon                                           10,000              238,878
Wilson Bowden                                        8,600              245,738
                                                                   -------------
Total                                                                   969,692
--------------------------------------------------------------------------------

INSURANCE (1.1%)
Benfield Group                                      27,517              194,939
Brit Insurance Holdings                            265,900              465,474
Hiscox                                             130,630              548,463
                                                                   -------------
Total                                                                 1,208,876
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Vitec Group                                         17,800              162,941
--------------------------------------------------------------------------------

MACHINERY (1.2%)
Bodycote Intl                                      148,945              759,804
IMI                                                 24,000              246,172
Invensys                                           594,800(b)           257,597
                                                                   -------------
Total                                                                 1,263,573
--------------------------------------------------------------------------------

MEDIA (0.2%)
Yell Group                                          26,500              248,379
--------------------------------------------------------------------------------

METALS & MINING (0.2%)
Vedanta Resources                                    9,800              281,993
--------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER (0.2%)
Intl Power                                          32,800              178,087
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Venture Production                                  16,800(b)           237,518
--------------------------------------------------------------------------------

REAL ESTATE (0.4%)
Countrywide                                         18,300              178,029
Mapeley                                              4,809              281,667
                                                                   -------------
Total                                                                   459,696
--------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Helphire Group                                      63,600              459,839
--------------------------------------------------------------------------------

SOFTWARE (0.7%)
NDS Group ADR                                       17,330(b)           873,880
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Jessops                                            114,800              259,579
Lookers                                             22,600              300,429
Pendragon                                           17,850              196,924
                                                                   -------------
Total                                                                   756,932
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
UNITED KINGDOM (CONT.)

THRIFTS & MORTGAGE FINANCE (0.3%)
Northern Rock                                       20,050         $    387,548
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
SIG                                                 15,300              252,491
--------------------------------------------------------------------------------

WATER UTILITIES (0.3%)
Northumbrian Water Group                            65,000              297,042
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $98,498,006)                                                $104,198,430
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCKS (0.8%)(c)
--------------------------------------------------------------------------------
ISSUER                                           SHARES                VALUE(a)
GERMANY

Fresenius                                            1,100         $    190,301
Fuchs Petrolub                                       4,350              232,653
Hugo Boss                                           10,810              511,340
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $631,614)                                                   $    934,294
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (28.0%)
--------------------------------------------------------------------------------
ISSUER                        EFFECTIVE          AMOUNT                VALUE(a)
                                YIELD          PAYABLE AT
                                                MATURITY
U.S. GOVERNMENT AGENCIES (17.0%)
Federal Home Loan Bank Disc Nts
   05-02-06                      4.55%         $20,000,000         $19,989,889
--------------------------------------------------------------------------------

COMMERCIAL PAPER (11.0%)
Chesham Finance LLC
   05-01-06                      4.83            4,000,000            3,998,390
Gemini Securitization
   05-01-06                      4.82            4,900,000(f)         4,898,032
General Electric Capital
   05-01-06                      4.83            4,000,000            3,998,390
                                                                   -------------
Total                                                                12,894,812
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $32,888,958)                                                $ 32,884,701
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $132,018,578) (g)                                           $138,017,425
================================================================================

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
18 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   Negligible market value.

(e)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2006, is as follows:

                                                 ACQUISITION
      SECURITY                                      DATES                   COST
      --------------------------------------------------------------------------
      Far East Pharmaceutical Technology    03-10-04 thru 06-08-04      $163,792

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $4,898,032 or 4.2% of net assets.

(g) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $132,019,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $ 7,056,000
      Unrealized depreciation                                        (1,058,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                   $ 5,998,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
19 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RiverSource International Small Cap Fund

APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
    (identified cost $132,018,578)                                                                        $ 138,017,425
Cash in bank on demand deposit                                                                                1,500,991
Foreign currency holdings (identified cost $33,677,168) (Note 1)                                             33,729,802
Capital shares receivable                                                                                        85,379
Dividends and accrued interest receivable                                                                       290,688
Receivable for investment securities sold                                                                     5,968,358
Unrealized appreciation on foreign currency contracts held, at value (Note 5)                                   215,333
------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                179,807,976
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------
Capital shares payable                                                                                           33,215
Payable for investment securities purchased                                                                  62,089,572
Unrealized depreciation on foreign currency contracts held, at value (Note 5)                                     8,312
Accrued investment management services fee                                                                        3,604
Accrued distribution fee                                                                                          1,157
Accrued transfer agency fee                                                                                         325
Accrued administrative services fee                                                                                 258
Other accrued expenses                                                                                          196,229
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                            62,332,672
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                        $ 117,475,304
========================================================================================================================

------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                                  $     122,315
Additional paid-in capital                                                                                   87,187,440
Excess of distributions over net investment income                                                              (40,208)
Accumulated net realized gain (loss)                                                                         24,404,638
Unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies (Note 5)                               5,801,119
------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                                  $ 117,475,304
========================================================================================================================
Net assets applicable to outstanding shares:                            Class A                           $  80,406,860
                                                                        Class B                           $  21,095,468
                                                                        Class C                           $   1,014,899
                                                                        Class I                           $  14,808,677
                                                                        Class Y                           $     149,400
Net asset value per share of outstanding capital stock:                 Class A shares      8,344,104     $        9.64
                                                                        Class B shares      2,240,195     $        9.42
                                                                        Class C shares        107,628     $        9.43
                                                                        Class I shares      1,524,144     $        9.72
                                                                        Class Y shares         15,433     $        9.68
------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource International Small Cap Fund

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------
Income:
Dividends                                                                                                 $   1,077,037
Interest                                                                                                        112,646
    Less foreign taxes withheld                                                                                (102,161)
------------------------------------------------------------------------------------------------------------------------
Total income                                                                                                  1,087,522
------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                                              519,389
Distribution fee
    Class A                                                                                                      88,230
    Class B                                                                                                      93,085
    Class C                                                                                                       4,529
Transfer agency fee                                                                                              90,956
Incremental transfer agency fee
    Class A                                                                                                       7,041
    Class B                                                                                                       4,019
    Class C                                                                                                         218
Service fee -- Class Y                                                                                               55
Administrative services fees and expenses                                                                        38,111
Compensation of board members                                                                                     4,692
Custodian fees                                                                                                   91,000
Printing and postage                                                                                             30,900
Registration fees                                                                                                43,146
Audit fees                                                                                                       10,000
Other                                                                                                            11,542
------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                1,036,913
    Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)                            (53,891)
------------------------------------------------------------------------------------------------------------------------
                                                                                                                983,022
    Earnings credits on cash balances (Note 2)                                                                   (1,365)
------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                                              981,657
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                 105,865
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
    Security transactions (Note 3)                                                                           24,068,235
    Foreign currency transactions                                                                               460,367
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                      24,528,602
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                       (2,634,821)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                                        21,893,781
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                           $  21,999,646
========================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
21 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource International Small Cap Fund

                                                                          APRIL 30, 2006    OCT. 31, 2005
                                                                         SIX MONTHS ENDED     YEAR ENDED
                                                                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           $      105,865    $      299,970
Net realized gain (loss) on investments                                       24,528,602        10,887,673
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies        (2,634,821)        2,526,429
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               21,999,646        13,714,072
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
    Net investment income
        Class A                                                                 (675,821)               --
        Class B                                                                  (51,826)               --
        Class C                                                                   (3,702)               --
        Class I                                                                 (163,689)               --
        Class Y                                                                   (1,003)               --
    Net realized gain
        Class A                                                               (7,214,155)       (3,074,414)
        Class B                                                               (1,936,989)         (770,526)
        Class C                                                                  (97,432)          (31,000)
        Class I                                                               (1,232,741)         (725,619)
        Class Y                                                                   (9,458)           (4,875)
-----------------------------------------------------------------------------------------------------------
Total distributions                                                          (11,386,816)       (4,606,434)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------------
Proceeds from sales
    Class A shares (Note 2)                                                    8,668,839        20,198,794
    Class B shares                                                             2,738,460         6,921,085
    Class C shares                                                               191,035           338,320
    Class I shares                                                             2,808,844         9,240,532
    Class Y shares                                                                42,500            29,679
Reinvestment of distributions at net asset value
    Class A shares                                                             6,594,653         2,224,110
    Class B shares                                                             1,950,637           762,289
    Class C shares                                                                97,301            29,978
    Class I shares                                                             1,395,036           725,058
    Class Y shares                                                                 8,310             3,989
Payments for redemptions
    Class A shares                                                            (7,611,655)      (16,751,618)
    Class B shares (Note 2)                                                   (2,482,690)       (4,989,552)
    Class C shares (Note 2)                                                     (204,150)         (160,749)
    Class I shares                                                            (1,024,719)      (11,334,345)
    Class Y shares                                                                  (783)          (30,748)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions             13,171,618         7,206,822
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                       23,784,448        16,314,460
Net assets at beginning of period                                             93,690,856        77,376,396
-----------------------------------------------------------------------------------------------------------
Net assets at end of period                                               $  117,475,304    $   93,690,856
===========================================================================================================
Undistributed (excess of distributions over) net investment income        $      (40,208)   $      749,968
-----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource International Small Cap Fund

(Unaudited as to April 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource International Managers Series, Inc. (formerly AXP Partners International Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of non-U.S. companies.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At April 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and affiliated funds-of-funds owned 100% of Class I shares, which represents 12.61% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP).


--------------------------------------------------------------------------------
23 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


--------------------------------------------------------------------------------
24 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2006, foreign currency holdings consisted of multiple denominations, primarily British pounds, European monetary units and Hong Kong dollars.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

ILLIQUID SECURITIES

At April 30, 2006, investments in securities included issues that are illiquid, which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2006 was $0. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their


--------------------------------------------------------------------------------
25 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------
ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.12% to 0.995% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Small-Cap Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $56,315 for the six months ended April 30, 2006.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

The Investment Manager has Subadvisory Agreements with AIG Global Investment Corp. (AIGGIC) and Batterymarch Financial Management, Inc. (Batterymarch). Effective April 24, 2006, AIGGIC and Batterymarch replaced Templeton Investment Counsel, LLC and Wellington Management Company, LLP together with its affiliate Wellington Management International Ltd as subadvisers to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.


--------------------------------------------------------------------------------
26 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

o   Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $97,872 for Class A, $13,015 for Class B and $144 for Class C for the six months ended April 30, 2006.

For the six months ended April 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 1.81% for Class A, 2.58% for Class B, 2.59% for Class C, and 1.64% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $41,857, $11,441, $543 and $45, respectively, and the management fees waived at the Fund level were $5. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Oct. 31, 2006. Under this agreement, net expenses, before giving effect to any performance incentive adjustments, will not exceed 1.92% for Class A, 2.69% for Class B, 2.70% for Class C, 1.57% for Class I and 1.75% for Class Y of the Fund's average daily net assets.

During the six months ended April 30, 2006, the Fund's custodian and transfer agency fees were reduced by $1,365 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.


--------------------------------------------------------------------------------
27 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $110,026,525 and $115,157,083, respectively, for the six months ended April 30, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                  SIX MONTHS ENDED APRIL 30, 2006
                                                   CLASS A       CLASS B        CLASS C      CLASS I       CLASS Y
--------------------------------------------------------------------------------------------------------------------
Sold                                               960,955       310,522        21,531       309,176         4,707
Issued for reinvested distributions                793,580       239,636        11,939       166,671           997
Redeemed                                          (849,382)     (282,123)      (23,229)     (109,843)          (88)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                            905,153       268,035        10,241       366,004         5,616
--------------------------------------------------------------------------------------------------------------------

                                                                     YEAR ENDED OCT. 31, 2005
                                                  CLASS A        CLASS B       CLASS C      CLASS I        CLASS Y
--------------------------------------------------------------------------------------------------------------------
Sold                                             2,383,480       833,479        40,839     1,082,875         3,501
Issued for reinvested distributions                278,015        96,983         3,804        90,182           497
Redeemed                                        (1,967,154)     (595,379)      (19,548)   (1,360,248)       (3,552)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                            694,341       335,083        25,095      (187,191)          446
--------------------------------------------------------------------------------------------------------------------

5. FORWARD FOREIGN CURRENCY CONTRACTS

At April 30, 2006, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                               CURRENCY TO              CURRENCY TO      UNREALIZED          UNREALIZED
EXCHANGE DATE                 BE DELIVERED              BE RECEIVED     APPRECIATION        DEPRECIATION
--------------------------------------------------------------------------------------------------------
May 1, 2006                        341,227                  256,487       $    --              $2,743
                         Australian Dollar              U.S. Dollar
May 1, 2006                        950,579                1,071,663         7,975                  --
                               U.S. Dollar          Canadian Dollar
May 1, 2006                        162,158                  971,264         2,092                  --
                               U.S. Dollar             Danish Krone
May 1, 2006                        154,335               17,709,156         1,213                  --
                               U.S. Dollar             Japanese Yen
May 1, 2006                      2,381,287              273,836,140        23,949                  --
                               U.S. Dollar             Japanese Yen
May 2, 2006                        188,778                  249,287           606                  --
                               U.S. Dollar        Australian Dollar
May 2, 2006                      2,911,438                1,630,263        61,347                  --
                               U.S. Dollar            British Pound
May 2, 2006                        358,865                  402,898         1,509                  --
                               U.S. Dollar          Canadian Dollar
May 2, 2006                        152,693                  910,053           936                  --
                               U.S. Dollar             Danish Krone
May 2, 2006                      2,519,184                2,022,937        32,549                  --
                               U.S. Dollar   European Monetary Unit


--------------------------------------------------------------------------------
28 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                               CURRENCY TO              CURRENCY TO      UNREALIZED          UNREALIZED
EXCHANGE DATE                 BE DELIVERED              BE RECEIVED     APPRECIATION        DEPRECIATION
--------------------------------------------------------------------------------------------------------
May 2, 2006                        542,424                  432,520       $  3,157             $   --
                               U.S. Dollar   European Monetary Unit
May 2, 2006                        519,113               59,612,352          4,491                 --
                               U.S. Dollar             Japanese Yen
May 2, 2006                        156,534               17,861,278            351                 --
                               U.S. Dollar             Japanese Yen
May 2, 2006                        700,641                4,385,800         12,509                 --
                               U.S. Dollar          Norwegian Krone
May 2, 2006                        516,101                  819,697          2,498                 --
                               U.S. Dollar         Singapore Dollar
May 2, 2006                        839,739                6,285,107         16,030                 --
                               U.S. Dollar            Swedish Krona
May 2, 2006                        975,148                1,237,619         22,771                 --
                               U.S. Dollar              Swiss Franc
May 3, 2006                      1,311,532                  727,497         15,087                 --
                               U.S. Dollar            British Pound
May 3, 2006                        718,015                  572,534          4,240                 --
                               U.S. Dollar   European Monetary Unit
May 3, 2006                         51,226                   40,866            327                 --
                               U.S. Dollar   European Monetary Unit
May 3, 2006                        118,409                  878,002          1,149                 --
                               U.S. Dollar            Swedish Krona
May 4, 2006                      1,532,524                  841,630            365                 --
                               U.S. Dollar            British Pound
May 4, 2006                        641,821                  508,304             --                646
                               U.S. Dollar   European Monetary Unit
May 4, 2006                         85,439                  526,558            182                 --
                               U.S. Dollar          Norwegian Krone
May 4, 2006                      2,060,686                  338,800             --              4,923
                        South African Rand              U.S. Dollar
--------------------------------------------------------------------------------------------------------
Total                                                                     $215,333             $8,312
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
29 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2006.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


--------------------------------------------------------------------------------
30 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


--------------------------------------------------------------------------------
31 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                         2006(h)      2005        2004        2003         2002(b)
Net asset value, beginning of period                               $ 8.81       $ 7.90      $ 7.45      $ 5.09       $ 4.92
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .01          .03         .02         .02           --
Net gains (losses) (both realized and unrealized)                    1.88         1.32         .96        2.34          .17
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.89         1.35         .98        2.36          .17
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.09)          --        (.03)         --           --
Distributions from realized gains                                    (.97)        (.44)       (.50)         --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (1.06)        (.44)       (.53)         --           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 9.64       $ 8.81      $ 7.90      $ 7.45       $ 5.09
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   80       $   66      $   53      $   26       $   11
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                 1.81%(e)     1.94%       1.94%       1.95%        1.86%(e)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     .30%(e)      .40%        .34%        .52%       (1.08%)(e)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             112%          80%         66%         87%           7%
--------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                     23.42%(g)    17.70%      13.94%      46.37%        3.46%(g)
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.93% for the six months ended April 30, 2006 and 1.99%, 2.26%, 3.09% and 10.34% for the periods ended Oct. 31, 2005, 2004,
      2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
32 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS B
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                         2006(h)      2005        2004        2003         2002(b)
Net asset value, beginning of period                               $ 8.60       $ 7.78      $ 7.39      $ 5.08       $ 4.92
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         (.02)        (.03)       (.01)       (.02)        (.01)
Net gains (losses) (both realized and unrealized)                    1.84         1.29         .92        2.33          .17
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.82         1.26         .91        2.31          .16
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.03)          --        (.02)         --           --
Distributions from realized gains                                    (.97)        (.44)       (.50)         --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (1.00)        (.44)       (.52)         --           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 9.42       $ 8.60      $ 7.78      $ 7.39       $ 5.08
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   21       $   17      $   13      $    4       $   --
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                 2.58%(e)     2.71%       2.71%       2.72%        2.72%(e)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    (.47%)(e)    (.33%)      (.38%)      (.45%)      (2.17%)(e)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             112%          80%         66%         87%           7%
--------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                     22.96%(g)    16.77%      13.01%      45.47%        3.25%(g)
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.70% for the six months ended April 30, 2006 and 2.75%, 3.04%, 3.86% and 11.11% for the periods ended Oct. 31, 2005, 2004,
      2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
33 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                         2006(h)      2005        2004        2003         2002(b)
Net asset value, beginning of period                               $ 8.62       $ 7.80      $ 7.39      $ 5.08       $ 4.92
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                         (.02)        (.03)       (.01)       (.02)         (.01)
Net gains (losses) (both realized and unrealized)                    1.84         1.29         .93        2.33          .17
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.82         1.26         .92        2.31          .16
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.04)          --        (.01)         --           --
Distributions from realized gains                                    (.97)        (.44)       (.50)         --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (1.01)        (.44)       (.51)         --           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 9.43       $ 8.62      $ 7.80      $ 7.39       $ 5.08
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $    1       $    1      $    1      $   --       $   --
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                 2.59%(e)     2.71%       2.71%       2.72%        2.72%(e)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    (.49%)(e)    (.34%)      (.34%)      (.01%)      (2.02%)(e)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             112%          80%         66%         87%           7%
--------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                     22.94%(g)    16.73%      13.09%      45.47%        3.25%(g)
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.71% for the six months ended April 30, 2006 and 2.77%, 3.05%, 3.86% and 11.11% for the periods ended Oct. 31, 2005, 2004,
      2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
34 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS I
-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                         2006(h)      2005        2004(b)
Net asset value, beginning of period                               $ 8.89       $ 7.94      $ 7.86
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .01          .07         .02
Net gains (losses) (both realized and unrealized)                    1.92         1.32         .06
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.93         1.39         .08
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.13)          --          --
Distributions from realized gains                                    (.97)        (.44)         --
-----------------------------------------------------------------------------------------------------------
Total distributions                                                 (1.10)        (.44)         --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 9.72       $ 8.89      $ 7.94
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   15       $   10      $   11
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)                     1.45%(d)     1.48%(e)    1.55%(d),(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     .71%(d)      .89%        .77%(d)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             112%          80%         66%
-----------------------------------------------------------------------------------------------------------
Total return(f)                                                     23.72%(g)    18.14%       1.02%(g)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)   Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 1.51% and 1.83% for the periods ended Oct. 31, 2005 and 2004, respectively.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
35 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

CLASS Y
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Oct. 31,                                         2006(h)      2005        2004        2003         2002(b)
Net asset value, beginning of period                               $ 8.85       $ 7.93      $ 7.47      $ 5.09       $ 4.92
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .01          .04         .03         .03           --
Net gains (losses) (both realized and unrealized)                    1.89         1.32         .97        2.35          .17
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.90         1.36        1.00        2.38          .17
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.10)          --        (.04)         --           --
Distributions from realized gains                                    (.97)        (.44)       (.50)         --           --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (1.07)        (.44)       (.54)         --           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 9.68       $ 8.85      $ 7.93      $ 7.47       $ 5.09
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $   --       $   --      $   --      $   --       $   --
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                 1.64%(e)     1.77%       1.78%       1.78%        1.73%(e)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     .60%(e)      .58%        .45%        .70%        (.93%)(e)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             112%          80%         66%         87%           7%
--------------------------------------------------------------------------------------------------------------------------------
Total return(f)                                                     23.48%(g)    17.77%      14.15%      46.76%        3.46%(g)
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.72% for the six months ended April 30, 2006 and 1.81%, 2.08%, 2.92% and 10.17% for the periods ended Oct. 31, 2005, 2004,
      2003 and 2002, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended April 30, 2006 (Unaudited).


--------------------------------------------------------------------------------
36 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
37 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                                    BEGINNING           ENDING          EXPENSES
                                                  ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING      ANNUALIZED
                                                  NOV. 1, 2005      APRIL 30, 2006    THE PERIOD(a)    EXPENSE RATIO
---------------------------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------------------------
   Actual(b)                                         $1,000           $1,234.20          $ 9.92            1.81%
---------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)          $1,000           $1,015.64          $ 8.95            1.81%
---------------------------------------------------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------------------------------------------------
   Actual(b)                                         $1,000           $1,229.60          $14.11            2.58%
---------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)          $1,000           $1,011.87          $12.73            2.58%
---------------------------------------------------------------------------------------------------------------------
Class C
---------------------------------------------------------------------------------------------------------------------
   Actual(b)                                         $1,000           $1,229.40          $14.16            2.59%
---------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)          $1,000           $1,011.82          $12.78            2.59%
---------------------------------------------------------------------------------------------------------------------
Class I
---------------------------------------------------------------------------------------------------------------------
   Actual(b)                                         $1,000           $1,237.20          $ 7.95            1.45%
---------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)          $1,000           $1,017.41          $ 7.17            1.45%
---------------------------------------------------------------------------------------------------------------------
Class Y
---------------------------------------------------------------------------------------------------------------------
   Actual(b)                                         $1,000           $1,234.80          $ 8.99            1.64%
---------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)          $1,000           $1,016.48          $ 8.11            1.64%
---------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended April 30, 2006:
      +23.42% for Class A, +22.96% for Class B, +22.94% for Class C, +23.72% for
      Class I and +23.48% for Class Y.


--------------------------------------------------------------------------------
38 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors/Trustees (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

The Fund operates under an order from the Securities and Exchange Commission that permits the investment manager, subject to the approval of the Board, to appoint unaffiliated subadvisers or change the terms of subadvisory agreements without first obtaining shareholder approval. As a basis for making its determination, the Board monitors the investment performance of the Fund throughout the year using a number of benchmarks and comparison periods of one, three and five years, as well as, the entire period during which the subadviser has managed its portion of the investment portfolio. On an annual basis the Board assesses the operating capabilities of the subadviser, such as adherence to the investment strategies of the Fund, compliance with its code of ethics and all applicable legal requirements, and its working relationship with the investment manager, through reports prepared by the investment manager. During the year, if there is a change in the composition of the subadviser's management team or if other circumstances so require, the Board will re-assess the operating capabilities. The Board also considers the fees paid by the investment manager to the subadviser and any business relationships that exist between the investment manager and its affiliates and the subadviser. Based on its review and evaluation, at a meeting of the Board held on April 12-13, 2006, the Board, including all of its independent members, determined to terminate the subadvisory agreements with Templeton Investment Counsel, LLC ("Franklin Templeton") and Wellington Management Company, LLP together with its affiliate Wellington Management International Ltd ("Wellington Management International") and approve new subadvisory agreements with AIG Global Investment Corp. ("AIGGIC") and Batterymarch Financial Management, Inc. ("Batterymarch"). The recommendation to replace Franklin Templeton and Wellington Management International with AIGGIC and Batterymarch was made by RiverSource Investments in the ordinary course of its ongoing evaluation of the subadvisers.


--------------------------------------------------------------------------------
39 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

In evaluating the recommendation to hire AIGGIC and Batterymarch as subadvisers for the Fund, the Board considered, among other factors:

o The favorable history, reputation, qualification and background of each subadviser, as well as the qualifications of each subadviser's personnel and its financial condition.

o The expertise that each subadviser offers in providing portfolio management services to other similar portfolios and the performance history of those portfolios.

o   Each subadviser's proposed investment strategy for the Fund.

o Each subadviser's long- and short-term performance relative to comparable mutual funds and unmanaged indexes.

o   The compliance program of each subadviser.

Based on the foregoing analysis, the Board concluded that the approval of new subadvisory agreements with AIGGIC and Batterymarch is in the best interests of the Fund and its shareholders.


--------------------------------------------------------------------------------
40 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
41 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE INTERNATIONAL SMALL CAP FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                      AFFIRMATIVE                   WITHHOLD
-------------------------------------------------------------------------------
   Kathleen Blatz                    80,395,356.90                2,433,426.94
-------------------------------------------------------------------------------
   Arne H. Carlson                   80,238,310.56                2,590,473.28
-------------------------------------------------------------------------------
   Patricia M. Flynn                 80,352,950.47                2,475,833.37
-------------------------------------------------------------------------------
   Anne P. Jones                     80,243,599.07                2,585,184.77
-------------------------------------------------------------------------------
   Jeffrey Laikind                   80,167,487.87                2,661,295.97
-------------------------------------------------------------------------------
   Stephen R. Lewis, Jr.             80,433,871.21                2,394,912.63
-------------------------------------------------------------------------------
   Catherine James Paglia            80,354,719.79                2,474,064.05
-------------------------------------------------------------------------------
   Vikki L. Pryor                    80,309,056.93                2,519,726.91
-------------------------------------------------------------------------------
   Alan K. Simpson                   79,892,295.70                2,936,488.14
-------------------------------------------------------------------------------
   Alison Taunton-Rigby              80,410,463.47                2,418,320.37
-------------------------------------------------------------------------------
   William F. Truscott               80,313,580.95                2,515,202.89
-------------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

        AFFIRMATIVE           AGAINST          ABSTAIN        BROKER NON-VOTES
-------------------------------------------------------------------------------
       78,875,555.05       2,680,998.86      1,272,229.93           0.00
-------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

        AFFIRMATIVE           AGAINST          ABSTAIN        BROKER NON-VOTES
-------------------------------------------------------------------------------
       79,229,728.05       2,136,562.93      1,462,492.86           0.00
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

DIVERSIFICATION

        AFFIRMATIVE           AGAINST          ABSTAIN        BROKER NON-VOTES
-------------------------------------------------------------------------------
       79,490,663.79       1,702,481.40      1,635,638.65           0.00
-------------------------------------------------------------------------------

LENDING

        AFFIRMATIVE           AGAINST          ABSTAIN        BROKER NON-VOTES
-------------------------------------------------------------------------------
       78,494,320.94       2,782,099.09      1,552,363.81           0.00
-------------------------------------------------------------------------------

BORROWING

        AFFIRMATIVE           AGAINST          ABSTAIN        BROKER NON-VOTES
-------------------------------------------------------------------------------
       78,988,703.90       2,474,980.31      1,365,099.63           0.00
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
43 - RIVERSOURCE INTERNATIONAL SMALL CAP FUND - 2006 SEMIANNUAL REPORT
--------------------------------------------------------------------------------

RIVERSOURCE(SM) INTERNATIONAL SMALL CAP FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS

                         This report must be accompanied or preceded by the
                         Fund's current prospectus. RiverSource Funds are
                         managed by RiverSource Investments, LLC and distributed
                         by Ameriprise Financial Services, Inc., Member NASD.
RIVERSOURCE [LOGO](SM)   Both companies are part of Ameriprise Financial, Inc.
      INVESTMENTS

                                                                 S-6269 E (6/06)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006




By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 28, 2006